Employee Benefit Plan, Schedule of Assets Held for Investment (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 63,681,342,017
Participant loans	683,052,198
Total Asset Held for Investment	64,364,394,215
Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	43,800,607,669
Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	4,151,097,381
Common Stock Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	11,995,367,786
Synthetic GIC - Wrapper Contract
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	0
Synthetic GIC Asset Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	1,155,455,343
Synthetic GIC Asset Fixed Income Investments
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	2,578,813,838
Total Investments Synthetic GIC Contracts
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,734,269,181
Investment, Identifier [Axis]: 2-Year US Treasury Note Futures (MAR) Synthetic GIC Asset Fixed Income Investments 0.000% $51,800,000 par due 04/03/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	2-Year US Treasury Note Futures (MAR) [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	0.00%
EBP, Investment, maturity date	Apr. 03, 2026
EBP, Investment, par or maturity value	$ 51,800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: ALA Trust 2025-OANA Synthetic GIC Asset Fixed Income Investments 5.494% $1,120,000 par due 06/15/2040
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ALA Trust 2025-OANA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.494%
EBP, Investment, maturity date	Jun. 15, 2040
EBP, Investment, par or maturity value	$ 1,120,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,124,198
Investment, Identifier [Axis]: AMEX Credit Account Master Trust 2024-3 Synthetic GIC Asset Fixed Income Investments 4.650% $4,810,000 par due 07/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AMEX Credit Account Master Trust 2024-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Jul. 15, 2029
EBP, Investment, par or maturity value	$ 4,810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,876,210
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 1.650% $3,415,000 par due 02/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AT&T Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.65%
EBP, Investment, maturity date	Feb. 01, 2028
EBP, Investment, par or maturity value	$ 3,415,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,255,984
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 1.700% $2,140,000 par due 03/25/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AT&T Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.70%
EBP, Investment, maturity date	Mar. 25, 2026
EBP, Investment, par or maturity value	$ 2,140,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,129,184
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 2.250% $2,730,000 par due 02/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AT&T Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.25%
EBP, Investment, maturity date	Feb. 01, 2032
EBP, Investment, par or maturity value	$ 2,730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,397,625
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 2.300% $675,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AT&T Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.30%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 675,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 659,660
Investment, Identifier [Axis]: AT&T Inc Synthetic GIC Asset Fixed Income Investments 4.500% $870,000 par due 05/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AT&T Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	May 15, 2035
EBP, Investment, par or maturity value	$ 870,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 837,256
Investment, Identifier [Axis]: AUTOZONE INC Synthetic GIC Asset Fixed Income Investments 5.100% $1,020,000 par due 07/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AUTOZONE INC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Jul. 15, 2029
EBP, Investment, par or maturity value	$ 1,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,050,017
Investment, Identifier [Axis]: Abay Leasing 2014 LLC Synthetic GIC Asset Fixed Income Investments 2.654% $158,774 par due 11/09/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Abay Leasing 2014 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.654%
EBP, Investment, maturity date	Nov. 09, 2026
EBP, Investment, par or maturity value	$ 158,774
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 157,490
Investment, Identifier [Axis]: Acadian Emerging Markets Equity Fund Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Acadian Emerging Markets Equity Fund [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 291,804,553
Investment, Identifier [Axis]: Access Group Inc 2013-1 Synthetic GIC Asset Fixed Income Investments 4.489% $186,850 par due 02/25/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Access Group Inc 2013-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.489%
EBP, Investment, maturity date	Feb. 25, 2036
EBP, Investment, par or maturity value	$ 186,850
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 186,800
Investment, Identifier [Axis]: Access Group Inc 2013-1 Synthetic GIC Asset Fixed Income Investments 4.489% $96,439 par due 02/25/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Access Group Inc 2013-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.489%
EBP, Investment, maturity date	Feb. 25, 2036
EBP, Investment, par or maturity value	$ 96,439
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 96,413
Investment, Identifier [Axis]: Advocate Health & Hospitals Corp Synthetic GIC Asset Fixed Income Investments 2.211% $1,555,000 par due 06/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Advocate Health & Hospitals Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.211%
EBP, Investment, maturity date	Jun. 15, 2030
EBP, Investment, par or maturity value	$ 1,555,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,434,178
Investment, Identifier [Axis]: Agilent Technologies Inc Synthetic GIC Asset Fixed Income Investments 2.100% $650,000 par due 06/04/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Agilent Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.10%
EBP, Investment, maturity date	Jun. 04, 2030
EBP, Investment, par or maturity value	$ 650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 594,439
Investment, Identifier [Axis]: Agilent Technologies Inc Synthetic GIC Asset Fixed Income Investments 2.750% $1,020,000 par due 09/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Agilent Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.75%
EBP, Investment, maturity date	Sep. 15, 2029
EBP, Investment, par or maturity value	$ 1,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 974,403
Investment, Identifier [Axis]: Agilent Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.200% $2,000,000 par due 09/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Agilent Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Sep. 09, 2027
EBP, Investment, par or maturity value	$ 2,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,010,420
Investment, Identifier [Axis]: Agree LP Synthetic GIC Asset Fixed Income Investments 2.000% $1,695,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Agree LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.00%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 1,695,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,615,523
Investment, Identifier [Axis]: Agree LP Synthetic GIC Asset Fixed Income Investments 2.900% $1,570,000 par due 10/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Agree LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.90%
EBP, Investment, maturity date	Oct. 01, 2030
EBP, Investment, par or maturity value	$ 1,570,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,470,362
Investment, Identifier [Axis]: Alabama Federal Aid Highway Finance Authority Synthetic GIC Asset Fixed Income Investments 2.256% $350,000 par due 09/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Alabama Federal Aid Highway Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.256%
EBP, Investment, maturity date	Sep. 01, 2033
EBP, Investment, par or maturity value	$ 350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 304,745
Investment, Identifier [Axis]: Albemarle Corp Synthetic GIC Asset Fixed Income Investments 4.650% $1,185,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Albemarle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 1,185,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,192,607
Investment, Identifier [Axis]: Albemarle Corp Synthetic GIC Asset Fixed Income Investments 4.650% $420,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Albemarle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 420,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 422,696
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc Synthetic GIC Asset Fixed Income Investments 3.800% $275,000 par due 04/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Alexandria Real Estate Equities Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Apr. 15, 2026
EBP, Investment, par or maturity value	$ 275,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 274,657
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc Synthetic GIC Asset Fixed Income Investments 4.500% $1,220,000 par due 07/30/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Alexandria Real Estate Equities Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Jul. 30, 2029
EBP, Investment, par or maturity value	$ 1,220,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,221,396
Investment, Identifier [Axis]: Alexandria Real Estate Equities Inc Synthetic GIC Asset Fixed Income Investments 4.700% $1,400,000 par due 07/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Alexandria Real Estate Equities Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.70%
EBP, Investment, maturity date	Jul. 01, 2030
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,409,009
Investment, Identifier [Axis]: Alliant Energy Finance LLC Synthetic GIC Asset Fixed Income Investments 5.400% $1,600,000 par due 06/06/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Alliant Energy Finance LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.40%
EBP, Investment, maturity date	Jun. 06, 2027
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,621,854
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.080% $2,531,113 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ally Auto Receivables Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.08%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 2,531,113
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,548,137
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 4.140% $2,107,566 par due 07/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ally Auto Receivables Trust 2024-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.14%
EBP, Investment, maturity date	Jul. 16, 2029
EBP, Investment, par or maturity value	$ 2,107,566
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,111,021
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 3.960% $2,810,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ally Auto Receivables Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.96%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 2,810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,818,984
Investment, Identifier [Axis]: Ameren Corp Synthetic GIC Asset Fixed Income Investments 5.700% $950,000 par due 12/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ameren Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.70%
EBP, Investment, maturity date	Dec. 01, 2026
EBP, Investment, par or maturity value	$ 950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 963,026
Investment, Identifier [Axis]: Ameren Missouri Securitization Funding I LLC Synthetic GIC Asset Fixed Income Investments 4.850% $1,430,779 par due 10/01/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ameren Missouri Securitization Funding I LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Oct. 01, 2039
EBP, Investment, par or maturity value	$ 1,430,779
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,442,228
Investment, Identifier [Axis]: American EuroPacific Growth R6 Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American EuroPacific Growth R6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Mutual Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 752,645,468
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 4.351% $620,000 par due 07/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.351%
EBP, Investment, maturity date	Jul. 20, 2029
EBP, Investment, par or maturity value	$ 620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 624,740
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 4.731% $450,000 par due 04/25/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.731%
EBP, Investment, maturity date	Apr. 25, 2029
EBP, Investment, par or maturity value	$ 450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 457,040
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.016% $710,000 par due 04/25/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.016%
EBP, Investment, maturity date	Apr. 25, 2031
EBP, Investment, par or maturity value	$ 710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 732,290
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.043% $1,230,000 par due 07/26/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.043%
EBP, Investment, maturity date	Jul. 26, 2028
EBP, Investment, par or maturity value	$ 1,230,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,250,927
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.085% $680,000 par due 01/30/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.085%
EBP, Investment, maturity date	Jan. 30, 2031
EBP, Investment, par or maturity value	$ 680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 701,412
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.098% $430,000 par due 02/16/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.098%
EBP, Investment, maturity date	Feb. 16, 2028
EBP, Investment, par or maturity value	$ 430,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 435,085
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.282% $370,000 par due 07/27/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.282%
EBP, Investment, maturity date	Jul. 27, 2029
EBP, Investment, par or maturity value	$ 370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 381,194
Investment, Identifier [Axis]: American Express Co Synthetic GIC Asset Fixed Income Investments 5.389% $2,930,000 par due 07/28/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.389%
EBP, Investment, maturity date	Jul. 28, 2027
EBP, Investment, par or maturity value	$ 2,930,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,952,690
Investment, Identifier [Axis]: American Express Credit Account Master Trust Synthetic GIC Asset Fixed Income Investments 4.280% $1,340,000 par due 04/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Credit Account Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.28%
EBP, Investment, maturity date	Apr. 15, 2030
EBP, Investment, par or maturity value	$ 1,340,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,355,586
Investment, Identifier [Axis]: American Express Credit Account Master Trust Synthetic GIC Asset Fixed Income Investments 4.300% $3,510,000 par due 07/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Credit Account Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Jul. 15, 2030
EBP, Investment, par or maturity value	$ 3,510,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,556,508
Investment, Identifier [Axis]: American Express Credit Account Master Trust Synthetic GIC Asset Fixed Income Investments 5.230% $7,560,000 par due 04/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Express Credit Account Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.23%
EBP, Investment, maturity date	Apr. 15, 2029
EBP, Investment, par or maturity value	$ 7,560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,703,254
Investment, Identifier [Axis]: American General Life Ins. Co. Synthetic GIC Wrapper Contract No. 443423 3.380%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American General Life Ins. Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.38%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.400% $850,000 par due 09/05/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Honda Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Sep. 05, 2029
EBP, Investment, par or maturity value	$ 850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 859,580
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.450% $520,000 par due 10/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Honda Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Oct. 22, 2027
EBP, Investment, par or maturity value	$ 520,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 524,588
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.550% $1,730,000 par due 03/03/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Honda Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.55%
EBP, Investment, maturity date	Mar. 03, 2028
EBP, Investment, par or maturity value	$ 1,730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,748,445
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.600% $915,000 par due 04/17/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Honda Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Apr. 17, 2030
EBP, Investment, par or maturity value	$ 915,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 925,781
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.800% $820,000 par due 03/05/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Honda Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Mar. 05, 2030
EBP, Investment, par or maturity value	$ 820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 838,366
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.900% $460,000 par due 07/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Honda Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Jul. 09, 2027
EBP, Investment, par or maturity value	$ 460,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 466,270
Investment, Identifier [Axis]: American Honda Finance Corp Synthetic GIC Asset Fixed Income Investments 4.900% $880,000 par due 03/13/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American Honda Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Mar. 13, 2029
EBP, Investment, par or maturity value	$ 880,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 899,747
Investment, Identifier [Axis]: American International Group Inc Synthetic GIC Asset Fixed Income Investments 4.850% $330,000 par due 05/07/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	American International Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	May 07, 2030
EBP, Investment, par or maturity value	$ 330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 338,431
Investment, Identifier [Axis]: Amgen Inc Synthetic GIC Asset Fixed Income Investments 5.150% $1,130,000 par due 03/02/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Amgen Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Mar. 02, 2028
EBP, Investment, par or maturity value	$ 1,130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,156,824
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.600% $590,000 par due 04/07/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Amrize Finance US LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Apr. 07, 2027
EBP, Investment, par or maturity value	$ 590,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 593,957
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.600% $70,000 par due 04/07/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Amrize Finance US LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Apr. 07, 2027
EBP, Investment, par or maturity value	$ 70,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 70,469
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.700% $930,000 par due 04/07/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Amrize Finance US LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.70%
EBP, Investment, maturity date	Apr. 07, 2028
EBP, Investment, par or maturity value	$ 930,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 941,043
Investment, Identifier [Axis]: Amrize Finance US LLC Synthetic GIC Asset Fixed Income Investments 4.950% $860,000 par due 04/07/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Amrize Finance US LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Apr. 07, 2030
EBP, Investment, par or maturity value	$ 860,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 880,022
Investment, Identifier [Axis]: Anglo American Capital PLC Synthetic GIC Asset Fixed Income Investments 4.750% $666,000 par due 04/10/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Anglo American Capital PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Apr. 10, 2027
EBP, Investment, par or maturity value	$ 666,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 671,170
Investment, Identifier [Axis]: Aon Corp / Aon Global Holdings PLC Synthetic GIC Asset Fixed Income Investments 5.150% $640,000 par due 03/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Aon Corp / Aon Global Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Mar. 01, 2029
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 658,708
Investment, Identifier [Axis]: Aon Corp Synthetic GIC Asset Fixed Income Investments 3.750% $730,000 par due 05/02/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Aon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	May 02, 2029
EBP, Investment, par or maturity value	$ 730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 722,258
Investment, Identifier [Axis]: Aon Corp Synthetic GIC Asset Fixed Income Investments 4.500% $700,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Aon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 708,586
Investment, Identifier [Axis]: Ascension Health Synthetic GIC Asset Fixed Income Investments 2.532% $3,000,000 par due 11/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ascension Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.532%
EBP, Investment, maturity date	Nov. 15, 2029
EBP, Investment, par or maturity value	$ 3,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,838,072
Investment, Identifier [Axis]: Ascension Health Synthetic GIC Asset Fixed Income Investments 4.078% $2,400,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ascension Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.078%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 2,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,410,666
Investment, Identifier [Axis]: Ascension Health Synthetic GIC Asset Fixed Income Investments 4.923% $1,495,000 par due 11/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ascension Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.923%
EBP, Investment, maturity date	Nov. 15, 2035
EBP, Investment, par or maturity value	$ 1,495,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,500,354
Investment, Identifier [Axis]: AvalonBay Communities Inc Synthetic GIC Asset Fixed Income Investments 4.350% $530,000 par due 12/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	AvalonBay Communities Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Dec. 01, 2030
EBP, Investment, par or maturity value	$ 530,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 531,590
Investment, Identifier [Axis]: BA Credit Card Trust Synthetic GIC Asset Fixed Income Investments 4.790% $2,035,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BA Credit Card Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.79%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 2,035,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,041,789
Investment, Identifier [Axis]: BA Credit Card Trust Synthetic GIC Asset Fixed Income Investments 4.930% $4,745,000 par due 05/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BA Credit Card Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.93%
EBP, Investment, maturity date	May 15, 2029
EBP, Investment, par or maturity value	$ 4,745,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,819,606
Investment, Identifier [Axis]: BAE Systems PLC Synthetic GIC Asset Fixed Income Investments 3.400% $2,000,000 par due 04/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BAE Systems PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.40%
EBP, Investment, maturity date	Apr. 15, 2030
EBP, Investment, par or maturity value	$ 2,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,934,698
Investment, Identifier [Axis]: BAE Systems PLC Synthetic GIC Asset Fixed Income Investments 5.000% $2,380,000 par due 03/26/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BAE Systems PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Mar. 26, 2027
EBP, Investment, par or maturity value	$ 2,380,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,408,831
Investment, Identifier [Axis]: BAE Systems PLC Synthetic GIC Asset Fixed Income Investments 5.125% $500,000 par due 03/26/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BAE Systems PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.125%
EBP, Investment, maturity date	Mar. 26, 2029
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 514,233
Investment, Identifier [Axis]: BANK 2017-BNK5 Synthetic GIC Asset Fixed Income Investments 3.390% $2,230,000 par due 06/15/2060
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BANK 2017-BNK5 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.39%
EBP, Investment, maturity date	Jun. 15, 2060
EBP, Investment, par or maturity value	$ 2,230,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,205,945
Investment, Identifier [Axis]: BANK 2017-BNK6 Synthetic GIC Asset Fixed Income Investments 3.518% $1,800,000 par due 07/15/2060
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BANK 2017-BNK6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.518%
EBP, Investment, maturity date	Jul. 15, 2060
EBP, Investment, par or maturity value	$ 1,800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,781,609
Investment, Identifier [Axis]: BANK 2017-BNK8 Synthetic GIC Asset Fixed Income Investments 3.229% $1,486,046 par due 11/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BANK 2017-BNK8 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.229%
EBP, Investment, maturity date	Nov. 15, 2050
EBP, Investment, par or maturity value	$ 1,486,046
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,465,400
Investment, Identifier [Axis]: BANK 2018-BNK11 Synthetic GIC Asset Fixed Income Investments 3.784% $3,527,368 par due 03/15/2061
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BANK 2018-BNK11 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.784%
EBP, Investment, maturity date	Mar. 15, 2061
EBP, Investment, par or maturity value	$ 3,527,368
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,500,451
Investment, Identifier [Axis]: BBCMS Mortgage Trust 2018-C2 Synthetic GIC Asset Fixed Income Investments 4.047% $1,735,000 par due 12/15/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BBCMS Mortgage Trust 2018-C2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.047%
EBP, Investment, maturity date	Dec. 15, 2051
EBP, Investment, par or maturity value	$ 1,735,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,721,930
Investment, Identifier [Axis]: BBCMS Mortgage Trust 2018-C2 Synthetic GIC Asset Fixed Income Investments 4.314% $2,040,000 par due 12/15/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BBCMS Mortgage Trust 2018-C2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.314%
EBP, Investment, maturity date	Dec. 15, 2051
EBP, Investment, par or maturity value	$ 2,040,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,028,721
Investment, Identifier [Axis]: BFLD Commercial Mortgage Trust 2024-UNIV Synthetic GIC Asset Fixed Income Investments 5.243% $1,605,000 par due 11/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BFLD Commercial Mortgage Trust 2024-UNIV [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.243%
EBP, Investment, maturity date	Nov. 15, 2041
EBP, Investment, par or maturity value	$ 1,605,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,606,002
Investment, Identifier [Axis]: BHP Billiton Finance USA Ltd Synthetic GIC Asset Fixed Income Investments 5.000% $1,490,000 par due 02/21/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BHP Billiton Finance USA Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Feb. 21, 2030
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,538,635
Investment, Identifier [Axis]: BHP Billiton Finance USA Ltd Synthetic GIC Asset Fixed Income Investments 5.100% $430,000 par due 09/08/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BHP Billiton Finance USA Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Sep. 08, 2028
EBP, Investment, par or maturity value	$ 430,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 443,249
Investment, Identifier [Axis]: BLP Commercial Mortgage Trust 2025-IND2 Synthetic GIC Asset Fixed Income Investments 5.250% $620,000 par due 12/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BLP Commercial Mortgage Trust 2025-IND2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.25%
EBP, Investment, maturity date	Dec. 15, 2042
EBP, Investment, par or maturity value	$ 620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 620,576
Investment, Identifier [Axis]: BLP Commercial Mortgage Trust 2025-IND2 Synthetic GIC Asset Fixed Income Investments 5.250% $710,000 par due 12/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BLP Commercial Mortgage Trust 2025-IND2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.25%
EBP, Investment, maturity date	Dec. 15, 2042
EBP, Investment, par or maturity value	$ 710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 710,660
Investment, Identifier [Axis]: BMP 2024-MF23 Synthetic GIC Asset Fixed Income Investments 5.122% $1,785,000 par due 06/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMP 2024-MF23 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.122%
EBP, Investment, maturity date	Jun. 15, 2041
EBP, Investment, par or maturity value	$ 1,785,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,787,786
Investment, Identifier [Axis]: BMP 2024-MF23 Synthetic GIC Asset Fixed Income Investments 5.122% $1,855,000 par due 06/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMP 2024-MF23 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.122%
EBP, Investment, maturity date	Jun. 15, 2041
EBP, Investment, par or maturity value	$ 1,855,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,857,896
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 3.950% $1,200,000 par due 08/14/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW US Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Aug. 14, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,197,413
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 3.950% $800,000 par due 08/14/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW US Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Aug. 14, 2028
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 798,275
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 4.600% $1,920,000 par due 08/13/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW US Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Aug. 13, 2027
EBP, Investment, par or maturity value	$ 1,920,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,940,062
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 4.650% $690,000 par due 08/13/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW US Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Aug. 13, 2029
EBP, Investment, par or maturity value	$ 690,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 698,721
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 4.750% $1,180,000 par due 03/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW US Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Mar. 21, 2028
EBP, Investment, par or maturity value	$ 1,180,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,197,490
Investment, Identifier [Axis]: BMW US Capital LLC Synthetic GIC Asset Fixed Income Investments 5.050% $305,000 par due 03/21/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW US Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Mar. 21, 2030
EBP, Investment, par or maturity value	$ 305,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 313,344
Investment, Identifier [Axis]: BMW Vehicle Lease Trust Synthetic GIC Asset Fixed Income Investments 4.180% $3,835,000 par due 10/25/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW Vehicle Lease Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.18%
EBP, Investment, maturity date	Oct. 25, 2027
EBP, Investment, par or maturity value	$ 3,835,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,846,958
Investment, Identifier [Axis]: BMW Vehicle Owner Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.180% $1,069,390 par due 02/26/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BMW Vehicle Owner Trust 2024-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.18%
EBP, Investment, maturity date	Feb. 26, 2029
EBP, Investment, par or maturity value	$ 1,069,390
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,079,157
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 1.904% $1,600,000 par due 09/30/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BNP Paribas SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.904%
EBP, Investment, maturity date	Sep. 30, 2028
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,539,742
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 2.591% $700,000 par due 01/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BNP Paribas SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.591%
EBP, Investment, maturity date	Jan. 20, 2028
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 689,241
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 4.400% $940,000 par due 08/14/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BNP Paribas SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Aug. 14, 2028
EBP, Investment, par or maturity value	$ 940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 942,112
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 4.792% $970,000 par due 05/09/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BNP Paribas SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.792%
EBP, Investment, maturity date	May 09, 2029
EBP, Investment, par or maturity value	$ 970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 981,155
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 5.176% $210,000 par due 01/09/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BNP Paribas SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.176%
EBP, Investment, maturity date	Jan. 09, 2030
EBP, Investment, par or maturity value	$ 210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 215,224
Investment, Identifier [Axis]: BNP Paribas SA Synthetic GIC Asset Fixed Income Investments 5.176% $710,000 par due 01/09/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BNP Paribas SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.176%
EBP, Investment, maturity date	Jan. 09, 2030
EBP, Investment, par or maturity value	$ 710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 727,663
Investment, Identifier [Axis]: BNP Paribas Sec Corp Synthetic GIC Asset Fixed Income Investments 1.675% $810,000 par due 06/30/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BNP Paribas Sec Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.675%
EBP, Investment, maturity date	Jun. 30, 2027
EBP, Investment, par or maturity value	$ 810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 799,885
Investment, Identifier [Axis]: BOCA Commercial Mortgage Trust 2025-BOCA Synthetic GIC Asset Fixed Income Investments 5.450% $1,015,000 par due 12/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BOCA Commercial Mortgage Trust 2025-BOCA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.45%
EBP, Investment, maturity date	Dec. 15, 2042
EBP, Investment, par or maturity value	$ 1,015,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,016,268
Investment, Identifier [Axis]: BOCA Commercial Mortgage Trust 2025-BOCA Synthetic GIC Asset Fixed Income Investments 5.450% $1,160,000 par due 12/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BOCA Commercial Mortgage Trust 2025-BOCA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.45%
EBP, Investment, maturity date	Dec. 15, 2042
EBP, Investment, par or maturity value	$ 1,160,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,161,449
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 2.721% $770,000 par due 01/12/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BP Capital Markets America Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.721%
EBP, Investment, maturity date	Jan. 12, 2032
EBP, Investment, par or maturity value	$ 770,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 702,344
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 4.234% $1,500,000 par due 11/06/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BP Capital Markets America Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.234%
EBP, Investment, maturity date	Nov. 06, 2028
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,510,254
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 4.699% $940,000 par due 04/10/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BP Capital Markets America Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.699%
EBP, Investment, maturity date	Apr. 10, 2029
EBP, Investment, par or maturity value	$ 940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 958,916
Investment, Identifier [Axis]: BP Capital Markets America Inc Synthetic GIC Asset Fixed Income Investments 4.893% $1,440,000 par due 09/11/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BP Capital Markets America Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.893%
EBP, Investment, maturity date	Sep. 11, 2033
EBP, Investment, par or maturity value	$ 1,440,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,467,073
Investment, Identifier [Axis]: BPCE SA Synthetic GIC Asset Fixed Income Investments 3.250% $1,000,000 par due 01/11/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BPCE SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.25%
EBP, Investment, maturity date	Jan. 11, 2028
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 983,536
Investment, Identifier [Axis]: BPCE SA Synthetic GIC Asset Fixed Income Investments 4.750% $905,000 par due 07/19/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BPCE SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Jul. 19, 2027
EBP, Investment, par or maturity value	$ 905,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 915,566
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2021-ACNT Synthetic GIC Asset Fixed Income Investments 4.715% $1,560,324 par due 11/15/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2021-ACNT [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.715%
EBP, Investment, maturity date	Nov. 15, 2038
EBP, Investment, par or maturity value	$ 1,560,324
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,559,382
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2022-AHP Synthetic GIC Asset Fixed Income Investments 4.740% $2,020,000 par due 01/17/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2022-AHP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.74%
EBP, Investment, maturity date	Jan. 17, 2039
EBP, Investment, par or maturity value	$ 2,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,018,772
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC Synthetic GIC Asset Fixed Income Investments 5.441% $1,259,183 par due 08/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2024-AIRC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.441%
EBP, Investment, maturity date	Aug. 15, 2041
EBP, Investment, par or maturity value	$ 1,259,183
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,261,531
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-AIRC Synthetic GIC Asset Fixed Income Investments 5.441% $1,263,864 par due 08/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2024-AIRC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.441%
EBP, Investment, maturity date	Aug. 15, 2041
EBP, Investment, par or maturity value	$ 1,263,864
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,266,221
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA2 Synthetic GIC Asset Fixed Income Investments 5.293% $1,950,000 par due 11/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2024-GPA2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.293%
EBP, Investment, maturity date	Nov. 15, 2041
EBP, Investment, par or maturity value	$ 1,950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,951,808
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3 Synthetic GIC Asset Fixed Income Investments 5.043% $1,954,474 par due 12/15/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2024-GPA3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.043%
EBP, Investment, maturity date	Dec. 15, 2039
EBP, Investment, par or maturity value	$ 1,954,474
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,954,474
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-GPA3 Synthetic GIC Asset Fixed Income Investments 5.043% $666,207 par due 12/15/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2024-GPA3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.043%
EBP, Investment, maturity date	Dec. 15, 2039
EBP, Investment, par or maturity value	$ 666,207
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 666,207
Investment, Identifier [Axis]: BX Commercial Mortgage Trust 2024-XL5 Synthetic GIC Asset Fixed Income Investments 5.142% $1,409,964 par due 03/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust 2024-XL5 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.142%
EBP, Investment, maturity date	Mar. 15, 2041
EBP, Investment, par or maturity value	$ 1,409,964
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,410,832
Investment, Identifier [Axis]: BX Commercial Mortgage Trust BX 2022-CSMO A Synthetic GIC Asset Fixed Income Investments 5.865% $1,515,000 par due 06/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Commercial Mortgage Trust BX 2022-CSMO A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.865%
EBP, Investment, maturity date	Jun. 15, 2027
EBP, Investment, par or maturity value	$ 1,515,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,516,892
Investment, Identifier [Axis]: BX Trust 2021-BXMF Synthetic GIC Asset Fixed Income Investments 4.500% $1,088,663 par due 10/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2021-BXMF [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Oct. 15, 2026
EBP, Investment, par or maturity value	$ 1,088,663
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,087,031
Investment, Identifier [Axis]: BX Trust 2021-RISE Synthetic GIC Asset Fixed Income Investments 4.612% $1,462,419 par due 11/15/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2021-RISE [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.612%
EBP, Investment, maturity date	Nov. 15, 2036
EBP, Investment, par or maturity value	$ 1,462,419
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,461,068
Investment, Identifier [Axis]: BX Trust 2021-RISE Synthetic GIC Asset Fixed Income Investments 4.612% $3,169,984 par due 11/15/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2021-RISE [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.612%
EBP, Investment, maturity date	Nov. 15, 2036
EBP, Investment, par or maturity value	$ 3,169,984
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,167,055
Investment, Identifier [Axis]: BX Trust 2022-IND Synthetic GIC Asset Fixed Income Investments 5.241% $2,002,183 par due 04/15/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2022-IND [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.241%
EBP, Investment, maturity date	Apr. 15, 2037
EBP, Investment, par or maturity value	$ 2,002,183
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,004,027
Investment, Identifier [Axis]: BX Trust 2022-IND Synthetic GIC Asset Fixed Income Investments 5.241% $274,108 par due 04/15/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2022-IND [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.241%
EBP, Investment, maturity date	Apr. 15, 2037
EBP, Investment, par or maturity value	$ 274,108
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 274,361
Investment, Identifier [Axis]: BX Trust 2024-BIO Synthetic GIC Asset Fixed Income Investments 5.392% $4,545,000 par due 02/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2024-BIO [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.392%
EBP, Investment, maturity date	Feb. 15, 2041
EBP, Investment, par or maturity value	$ 4,545,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,535,142
Investment, Identifier [Axis]: BX Trust 2024-MDHS Synthetic GIC Asset Fixed Income Investments 5.391% $957,116 par due 05/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2024-MDHS [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.391%
EBP, Investment, maturity date	May 15, 2041
EBP, Investment, par or maturity value	$ 957,116
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 958,594
Investment, Identifier [Axis]: BX Trust 2024-VLT4 Synthetic GIC Asset Fixed Income Investments 5.242% $860,000 par due 06/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2024-VLT4 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.242%
EBP, Investment, maturity date	Jun. 15, 2041
EBP, Investment, par or maturity value	$ 860,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 859,731
Investment, Identifier [Axis]: BX Trust 2025-ARIA Synthetic GIC Asset Fixed Income Investments 5.031% $1,205,000 par due 12/13/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-ARIA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.031%
EBP, Investment, maturity date	Dec. 13, 2042
EBP, Investment, par or maturity value	$ 1,205,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,217,090
Investment, Identifier [Axis]: BX Trust 2025-ARIA Synthetic GIC Asset Fixed Income Investments 5.031% $1,375,000 par due 12/13/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-ARIA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.031%
EBP, Investment, maturity date	Dec. 13, 2042
EBP, Investment, par or maturity value	$ 1,375,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,388,795
Investment, Identifier [Axis]: BX Trust 2025-DELC Synthetic GIC Asset Fixed Income Investments 5.507% $775,000 par due 12/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-DELC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.507%
EBP, Investment, maturity date	Dec. 15, 2042
EBP, Investment, par or maturity value	$ 775,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 775,967
Investment, Identifier [Axis]: BX Trust 2025-DELC Synthetic GIC Asset Fixed Income Investments 5.507% $885,000 par due 12/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-DELC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.507%
EBP, Investment, maturity date	Dec. 15, 2042
EBP, Investment, par or maturity value	$ 885,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 886,104
Investment, Identifier [Axis]: BX Trust 2025-DIME Synthetic GIC Asset Fixed Income Investments 4.900% $1,105,000 par due 02/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-DIME [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Feb. 15, 2035
EBP, Investment, par or maturity value	$ 1,105,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,102,240
Investment, Identifier [Axis]: BX Trust 2025-DIME Synthetic GIC Asset Fixed Income Investments 4.900% $1,390,000 par due 02/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-DIME [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Feb. 15, 2035
EBP, Investment, par or maturity value	$ 1,390,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,386,528
Investment, Identifier [Axis]: BX Trust 2025-GW Synthetic GIC Asset Fixed Income Investments 5.350% $1,415,000 par due 07/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-GW [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.35%
EBP, Investment, maturity date	Jul. 15, 2042
EBP, Investment, par or maturity value	$ 1,415,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,417,652
Investment, Identifier [Axis]: BX Trust 2025-GW Synthetic GIC Asset Fixed Income Investments 5.350% $1,630,000 par due 07/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-GW [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.35%
EBP, Investment, maturity date	Jul. 15, 2042
EBP, Investment, par or maturity value	$ 1,630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,633,055
Investment, Identifier [Axis]: BX Trust 2025-ROIC Synthetic GIC Asset Fixed Income Investments 4.894% $2,276,123 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-ROIC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.894%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 2,276,123
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,273,280
Investment, Identifier [Axis]: BX Trust 2025-ROIC Synthetic GIC Asset Fixed Income Investments 4.894% $2,584,918 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BX Trust 2025-ROIC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.894%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 2,584,918
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,581,690
Investment, Identifier [Axis]: Baillie Gifford Emerging Markets EQS K Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Baillie Gifford Emerging Markets EQS K [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Mutual Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 208,431,749
Investment, Identifier [Axis]: Baird Aggregate Bond Inst Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Baird Aggregate Bond Inst [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Mutual Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 102,425,619
Investment, Identifier [Axis]: Bank of America Auto Trust 2023-2 Synthetic GIC Asset Fixed Income Investments 5.740% $1,697,586 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Auto Trust 2023-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.74%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 1,697,586
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,713,661
Investment, Identifier [Axis]: Bank of America Commercial Mtg Trust 2017-BNK3 Synthetic GIC Asset Fixed Income Investments 3.311% $1,842,866 par due 02/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Commercial Mtg Trust 2017-BNK3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.311%
EBP, Investment, maturity date	Feb. 15, 2050
EBP, Investment, par or maturity value	$ 1,842,866
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,828,004
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 1.734% $2,320,000 par due 07/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.734%
EBP, Investment, maturity date	Jul. 22, 2027
EBP, Investment, par or maturity value	$ 2,320,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,290,545
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 2.087% $1,600,000 par due 06/14/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.087%
EBP, Investment, maturity date	Jun. 14, 2029
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,526,736
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 2.551% $1,200,000 par due 02/04/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.551%
EBP, Investment, maturity date	Feb. 04, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,180,550
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 3.419% $2,500,000 par due 12/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.419%
EBP, Investment, maturity date	Dec. 20, 2028
EBP, Investment, par or maturity value	$ 2,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,471,558
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 3.593% $500,000 par due 07/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.593%
EBP, Investment, maturity date	Jul. 21, 2028
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 496,615
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.271% $2,180,000 par due 07/23/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.271%
EBP, Investment, maturity date	Jul. 23, 2029
EBP, Investment, par or maturity value	$ 2,180,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,190,765
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.376% $825,000 par due 04/27/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.376%
EBP, Investment, maturity date	Apr. 27, 2028
EBP, Investment, par or maturity value	$ 825,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 828,378
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.571% $1,490,000 par due 04/27/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.571%
EBP, Investment, maturity date	Apr. 27, 2033
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,488,930
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.623% $500,000 par due 05/09/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.623%
EBP, Investment, maturity date	May 09, 2029
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 506,791
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.623% $910,000 par due 05/09/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.623%
EBP, Investment, maturity date	May 09, 2029
EBP, Investment, par or maturity value	$ 910,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 922,359
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.948% $2,250,000 par due 07/22/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.948%
EBP, Investment, maturity date	Jul. 22, 2028
EBP, Investment, par or maturity value	$ 2,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,282,144
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 4.979% $2,240,000 par due 01/24/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.979%
EBP, Investment, maturity date	Jan. 24, 2029
EBP, Investment, par or maturity value	$ 2,240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,282,544
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 5.162% $770,000 par due 01/24/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.162%
EBP, Investment, maturity date	Jan. 24, 2031
EBP, Investment, par or maturity value	$ 770,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 795,528
Investment, Identifier [Axis]: Bank of America Corp Synthetic GIC Asset Fixed Income Investments 5.933% $710,000 par due 09/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of America Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.933%
EBP, Investment, maturity date	Sep. 15, 2027
EBP, Investment, par or maturity value	$ 710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 719,206
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 4.350% $620,000 par due 09/22/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Montreal [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Sep. 22, 2031
EBP, Investment, par or maturity value	$ 620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 619,710
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 4.567% $960,000 par due 09/10/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Montreal [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.567%
EBP, Investment, maturity date	Sep. 10, 2027
EBP, Investment, par or maturity value	$ 960,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 963,647
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 4.640% $1,120,000 par due 09/10/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Montreal [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.64%
EBP, Investment, maturity date	Sep. 10, 2030
EBP, Investment, par or maturity value	$ 1,120,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,134,912
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 5.004% $1,330,000 par due 01/27/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Montreal [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.004%
EBP, Investment, maturity date	Jan. 27, 2029
EBP, Investment, par or maturity value	$ 1,330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,355,571
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 5.203% $390,000 par due 02/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Montreal [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.203%
EBP, Investment, maturity date	Feb. 01, 2028
EBP, Investment, par or maturity value	$ 390,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 399,988
Investment, Identifier [Axis]: Bank of Montreal Synthetic GIC Asset Fixed Income Investments 5.717% $500,000 par due 09/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Montreal [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.717%
EBP, Investment, maturity date	Sep. 25, 2028
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 521,481
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 3.992% $80,000 par due 06/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of New York Mellon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.992%
EBP, Investment, maturity date	Jun. 13, 2028
EBP, Investment, par or maturity value	$ 80,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 80,040
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.543% $2,080,000 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of New York Mellon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.543%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 2,080,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,105,867
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.543% $850,000 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of New York Mellon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.543%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 860,571
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.596% $670,000 par due 07/26/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of New York Mellon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.596%
EBP, Investment, maturity date	Jul. 26, 2030
EBP, Investment, par or maturity value	$ 670,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 682,250
Investment, Identifier [Axis]: Bank of New York Mellon Corp Synthetic GIC Asset Fixed Income Investments 4.890% $1,536,000 par due 07/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of New York Mellon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.89%
EBP, Investment, maturity date	Jul. 21, 2028
EBP, Investment, par or maturity value	$ 1,536,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,560,066
Investment, Identifier [Axis]: Bank of New York Mellon Corp/The Synthetic GIC Asset Fixed Income Investments 4.942% $1,000,000 par due 02/11/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of New York Mellon Corp/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.942%
EBP, Investment, maturity date	Feb. 11, 2031
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,029,085
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.043% $575,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Nova Scotia/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.043%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 575,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 575,126
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.338% $490,000 par due 09/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Nova Scotia/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.338%
EBP, Investment, maturity date	Sep. 15, 2031
EBP, Investment, par or maturity value	$ 490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 488,695
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.404% $1,190,000 par due 09/08/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Nova Scotia/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.404%
EBP, Investment, maturity date	Sep. 08, 2028
EBP, Investment, par or maturity value	$ 1,190,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,196,256
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.850% $340,000 par due 02/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Nova Scotia/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Feb. 01, 2030
EBP, Investment, par or maturity value	$ 340,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 348,165
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.932% $1,200,000 par due 02/14/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Nova Scotia/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.932%
EBP, Investment, maturity date	Feb. 14, 2029
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,223,336
Investment, Identifier [Axis]: Bank of Nova Scotia/The Synthetic GIC Asset Fixed Income Investments 4.932% $2,640,000 par due 02/14/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bank of Nova Scotia/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.932%
EBP, Investment, maturity date	Feb. 14, 2029
EBP, Investment, par or maturity value	$ 2,640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,691,340
Investment, Identifier [Axis]: Barings Equipment Finance LLC 2025-B Synthetic GIC Asset Fixed Income Investments 4.130% $1,535,000 par due 10/13/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Barings Equipment Finance LLC 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.13%
EBP, Investment, maturity date	Oct. 13, 2032
EBP, Investment, par or maturity value	$ 1,535,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,538,882
Investment, Identifier [Axis]: Barings Equipment Finance LLC 2025-B Synthetic GIC Asset Fixed Income Investments 4.130% $1,760,000 par due 10/13/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Barings Equipment Finance LLC 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.13%
EBP, Investment, maturity date	Oct. 13, 2032
EBP, Investment, par or maturity value	$ 1,760,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,764,451
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 1.915% $305,000 par due 02/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Baxter International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.915%
EBP, Investment, maturity date	Feb. 01, 2027
EBP, Investment, par or maturity value	$ 305,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 297,646
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 1.915% $922,000 par due 02/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Baxter International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.915%
EBP, Investment, maturity date	Feb. 01, 2027
EBP, Investment, par or maturity value	$ 922,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 899,770
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 2.272% $1,430,000 par due 12/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Baxter International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.272%
EBP, Investment, maturity date	Dec. 01, 2028
EBP, Investment, par or maturity value	$ 1,430,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,351,113
Investment, Identifier [Axis]: Baxter International Inc Synthetic GIC Asset Fixed Income Investments 3.950% $385,000 par due 04/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Baxter International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Apr. 01, 2030
EBP, Investment, par or maturity value	$ 385,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 375,336
Investment, Identifier [Axis]: Bayer US Finance II LLC Synthetic GIC Asset Fixed Income Investments 4.375% $1,200,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Bayer US Finance II LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.375%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,201,409
Investment, Identifier [Axis]: Becton Dickinson & Co Synthetic GIC Asset Fixed Income Investments 3.700% $490,000 par due 06/06/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Becton Dickinson & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.70%
EBP, Investment, maturity date	Jun. 06, 2027
EBP, Investment, par or maturity value	$ 490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 488,003
Investment, Identifier [Axis]: Becton Dickinson & Co Synthetic GIC Asset Fixed Income Investments 4.298% $100,000 par due 08/22/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Becton Dickinson & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.298%
EBP, Investment, maturity date	Aug. 22, 2032
EBP, Investment, par or maturity value	$ 100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 98,536
Investment, Identifier [Axis]: Becton Dickinson & Co Synthetic GIC Asset Fixed Income Investments 4.693% $680,000 par due 02/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Becton Dickinson & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.693%
EBP, Investment, maturity date	Feb. 13, 2028
EBP, Investment, par or maturity value	$ 680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 689,175
Investment, Identifier [Axis]: Benchmark 2018-B8 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 4.232% $1,896,000 par due 01/15/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Benchmark 2018-B8 Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.232%
EBP, Investment, maturity date	Jan. 15, 2052
EBP, Investment, par or maturity value	$ 1,896,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,881,547
Investment, Identifier [Axis]: Black Hills Corp Synthetic GIC Asset Fixed Income Investments 3.150% $1,544,000 par due 01/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Black Hills Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.15%
EBP, Investment, maturity date	Jan. 15, 2027
EBP, Investment, par or maturity value	$ 1,544,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,528,833
Investment, Identifier [Axis]: Black Hills Corp Synthetic GIC Asset Fixed Income Investments 3.950% $2,655,000 par due 01/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Black Hills Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Jan. 15, 2026
EBP, Investment, par or maturity value	$ 2,655,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,654,389
Investment, Identifier [Axis]: Black Hills Corp Synthetic GIC Asset Fixed Income Investments 4.550% $595,000 par due 01/31/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Black Hills Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.55%
EBP, Investment, maturity date	Jan. 31, 2031
EBP, Investment, par or maturity value	$ 595,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 595,721
Investment, Identifier [Axis]: BlackRock Liquidity Treasury Inst Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BlackRock Liquidity Treasury Inst [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Mutual Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 152,287,145
Investment, Identifier [Axis]: BlackRock Liquidity Treasury Instl Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BlackRock Liquidity Treasury Instl [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Mutual Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,646,498,256
Investment, Identifier [Axis]: BlackRock MSCI ACWI ESG Focus Index F Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BlackRock MSCI ACWI ESG Focus Index F [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 935,671,770
Investment, Identifier [Axis]: Blackrock Treasury Trust Fund Synthetic GIC Asset Fixed Income Investments 3.630% $11,384,319 par
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Blackrock Treasury Trust Fund [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.63%
EBP, Investment, maturity date
EBP, Investment, par or maturity value	$ 11,384,319
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,384,319
Investment, Identifier [Axis]: Blackrock Treasury Trust Fund Synthetic GIC Asset Fixed Income Investments 3.630% $25,096,355 par
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Blackrock Treasury Trust Fund [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.63%
EBP, Investment, maturity date
EBP, Investment, par or maturity value	$ 25,096,355
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 25,096,355
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 2.196% $140,000 par due 02/04/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Boeing Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.196%
EBP, Investment, maturity date	Feb. 04, 2026
EBP, Investment, par or maturity value	$ 140,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 139,734
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 2.196% $495,000 par due 02/04/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Boeing Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.196%
EBP, Investment, maturity date	Feb. 04, 2026
EBP, Investment, par or maturity value	$ 495,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 494,059
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 2.700% $1,420,000 par due 02/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Boeing Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.70%
EBP, Investment, maturity date	Feb. 01, 2027
EBP, Investment, par or maturity value	$ 1,420,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,399,430
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 5.040% $130,000 par due 05/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Boeing Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.04%
EBP, Investment, maturity date	May 01, 2027
EBP, Investment, par or maturity value	$ 130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 131,344
Investment, Identifier [Axis]: Boeing Co/The Synthetic GIC Asset Fixed Income Investments 5.150% $1,780,000 par due 05/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Boeing Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	May 01, 2030
EBP, Investment, par or maturity value	$ 1,780,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,830,769
Investment, Identifier [Axis]: BofA Auto Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.350% $1,450,000 par due 11/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	BofA Auto Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Nov. 20, 2029
EBP, Investment, par or maturity value	$ 1,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,459,714
Investment, Identifier [Axis]: Brazos Education Loan Authority Inc Synthetic GIC Asset Fixed Income Investments 4.426% $2,424,997 par due 11/25/2071
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Brazos Education Loan Authority Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.426%
EBP, Investment, maturity date	Nov. 25, 2071
EBP, Investment, par or maturity value	$ 2,424,997
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,387,223
Investment, Identifier [Axis]: Brazos Education Loan Authority Synthetic GIC Asset Fixed Income Investments 4.546% $1,361,283 par due 01/25/2072
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Brazos Education Loan Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.546%
EBP, Investment, maturity date	Jan. 25, 2072
EBP, Investment, par or maturity value	$ 1,361,283
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,342,281
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 4.150% $1,200,000 par due 02/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Broadcom Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Feb. 15, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,204,392
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 4.350% $920,000 par due 02/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Broadcom Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Feb. 15, 2030
EBP, Investment, par or maturity value	$ 920,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 926,779
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 4.800% $1,300,000 par due 04/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Broadcom Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Apr. 15, 2028
EBP, Investment, par or maturity value	$ 1,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,323,591
Investment, Identifier [Axis]: Broadcom Inc Synthetic GIC Asset Fixed Income Investments 5.050% $800,000 par due 07/12/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Broadcom Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Jul. 12, 2029
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 824,248
Investment, Identifier [Axis]: Brown Advisory Sustainable Growth Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Brown Advisory Sustainable Growth [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 840,606,311
Investment, Identifier [Axis]: CD 2017-CD5 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 3.171% $3,506,260 par due 08/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CD 2017-CD5 Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.171%
EBP, Investment, maturity date	Aug. 15, 2050
EBP, Investment, par or maturity value	$ 3,506,260
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,453,315
Investment, Identifier [Axis]: CES MU2 LLC Synthetic GIC Asset Fixed Income Investments 2.166% $635,992 par due 12/16/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CES MU2 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.166%
EBP, Investment, maturity date	Dec. 16, 2026
EBP, Investment, par or maturity value	$ 635,992
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 628,123
Investment, Identifier [Axis]: CGMS Commercial Mortgage Trust 2017-B1 Synthetic GIC Asset Fixed Income Investments 3.458% $4,219,746 par due 08/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CGMS Commercial Mortgage Trust 2017-B1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.458%
EBP, Investment, maturity date	Aug. 15, 2050
EBP, Investment, par or maturity value	$ 4,219,746
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,166,683
Investment, Identifier [Axis]: CHRISTUS Health Synthetic GIC Asset Fixed Income Investments 4.341% $1,235,000 par due 07/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CHRISTUS Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.341%
EBP, Investment, maturity date	Jul. 01, 2028
EBP, Investment, par or maturity value	$ 1,235,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,239,915
Investment, Identifier [Axis]: CHRISTUS Health Synthetic GIC Asset Fixed Income Investments 4.341% $1,500,000 par due 07/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CHRISTUS Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.341%
EBP, Investment, maturity date	Jul. 01, 2028
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,505,970
Investment, Identifier [Axis]: CLEVELAND CLINIC HEALTH SYSTEM Synthetic GIC Asset Fixed Income Investments 2.885% $3,475,000 par due 01/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CLEVELAND CLINIC HEALTH SYSTEM [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.885%
EBP, Investment, maturity date	Jan. 01, 2032
EBP, Investment, par or maturity value	$ 3,475,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,243,496
Investment, Identifier [Axis]: CNH Equipment Trust 2022-B Synthetic GIC Asset Fixed Income Investments 3.890% $256,697 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CNH Equipment Trust 2022-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.89%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 256,697
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 256,589
Investment, Identifier [Axis]: CNH Equipment Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.360% $2,040,000 par due 08/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CNH Equipment Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.36%
EBP, Investment, maturity date	Aug. 15, 2030
EBP, Investment, par or maturity value	$ 2,040,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,061,667
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 1.450% $1,460,000 par due 07/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CNH Industrial Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.45%
EBP, Investment, maturity date	Jul. 15, 2026
EBP, Investment, par or maturity value	$ 1,460,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,438,417
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 4.550% $1,500,000 par due 04/10/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CNH Industrial Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.55%
EBP, Investment, maturity date	Apr. 10, 2028
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,510,692
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 4.750% $1,570,000 par due 03/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CNH Industrial Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Mar. 21, 2028
EBP, Investment, par or maturity value	$ 1,570,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,588,350
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 4.750% $850,000 par due 03/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CNH Industrial Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Mar. 21, 2028
EBP, Investment, par or maturity value	$ 850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 859,935
Investment, Identifier [Axis]: CNH Industrial Capital LLC Synthetic GIC Asset Fixed Income Investments 5.100% $210,000 par due 04/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CNH Industrial Capital LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Apr. 20, 2029
EBP, Investment, par or maturity value	$ 210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 214,783
Investment, Identifier [Axis]: COMM 2016-COR1 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 2.826% $4,051,498 par due 10/10/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	COMM 2016-COR1 Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.826%
EBP, Investment, maturity date	Oct. 10, 2049
EBP, Investment, par or maturity value	$ 4,051,498
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,021,598
Investment, Identifier [Axis]: COMM 2016-DC2 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 3.765% $254,814 par due 02/10/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	COMM 2016-DC2 Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.765%
EBP, Investment, maturity date	Feb. 10, 2049
EBP, Investment, par or maturity value	$ 254,814
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 254,480
Investment, Identifier [Axis]: CRH America Finance Inc Synthetic GIC Asset Fixed Income Investments 3.400% $750,000 par due 05/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CRH America Finance Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.40%
EBP, Investment, maturity date	May 09, 2027
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 744,179
Investment, Identifier [Axis]: CRH America Finance Inc Synthetic GIC Asset Fixed Income Investments 3.950% $650,000 par due 04/04/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CRH America Finance Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Apr. 04, 2028
EBP, Investment, par or maturity value	$ 650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 648,118
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.125% $400,000 par due 01/09/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CRH SMW Finance DAC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.125%
EBP, Investment, maturity date	Jan. 09, 2030
EBP, Investment, par or maturity value	$ 400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 412,620
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.125% $500,000 par due 01/09/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CRH SMW Finance DAC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.125%
EBP, Investment, maturity date	Jan. 09, 2030
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 515,775
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.200% $1,150,000 par due 05/21/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CRH SMW Finance DAC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	May 21, 2029
EBP, Investment, par or maturity value	$ 1,150,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,187,916
Investment, Identifier [Axis]: CRH SMW Finance DAC Synthetic GIC Asset Fixed Income Investments 5.200% $700,000 par due 05/21/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CRH SMW Finance DAC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	May 21, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 723,079
Investment, Identifier [Axis]: CSAIL 2018-C14 Commercial Mortgage Trust Synthetic GIC Asset Fixed Income Investments 4.422% $1,850,000 par due 11/15/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CSAIL 2018-C14 Commercial Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.422%
EBP, Investment, maturity date	Nov. 15, 2051
EBP, Investment, par or maturity value	$ 1,850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,840,678
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 1.300% $2,530,000 par due 08/21/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CVS Health Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.30%
EBP, Investment, maturity date	Aug. 21, 2027
EBP, Investment, par or maturity value	$ 2,530,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,420,623
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 2.875% $1,600,000 par due 06/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CVS Health Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.875%
EBP, Investment, maturity date	Jun. 01, 2026
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,591,922
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 3.000% $400,000 par due 08/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CVS Health Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Aug. 15, 2026
EBP, Investment, par or maturity value	$ 400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 397,351
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 4.300% $421,000 par due 03/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CVS Health Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Mar. 25, 2028
EBP, Investment, par or maturity value	$ 421,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 422,506
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 5.000% $748,000 par due 02/20/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CVS Health Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Feb. 20, 2026
EBP, Investment, par or maturity value	$ 748,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 748,285
Investment, Identifier [Axis]: CVS Health Corp Synthetic GIC Asset Fixed Income Investments 5.125% $1,860,000 par due 02/21/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CVS Health Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.125%
EBP, Investment, maturity date	Feb. 21, 2030
EBP, Investment, par or maturity value	$ 1,860,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,912,305
Investment, Identifier [Axis]: Canadian National Railway Co Synthetic GIC Asset Fixed Income Investments 4.200% $1,075,000 par due 03/12/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian National Railway Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Mar. 12, 2031
EBP, Investment, par or maturity value	$ 1,075,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,074,079
Investment, Identifier [Axis]: Canadian National Railway Co Synthetic GIC Asset Fixed Income Investments 4.200% $955,000 par due 03/12/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian National Railway Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Mar. 12, 2031
EBP, Investment, par or maturity value	$ 955,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 954,182
Investment, Identifier [Axis]: Canadian Natural Resources Ltd Synthetic GIC Asset Fixed Income Investments 3.850% $1,965,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian Natural Resources Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.85%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 1,965,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,959,860
Investment, Identifier [Axis]: Canadian Natural Resources Ltd Synthetic GIC Asset Fixed Income Investments 3.850% $730,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian Natural Resources Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.85%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 728,090
Investment, Identifier [Axis]: Canadian Natural Resources Ltd Synthetic GIC Asset Fixed Income Investments 5.000% $700,000 par due 12/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian Natural Resources Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Dec. 15, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 718,206
Investment, Identifier [Axis]: Canadian Pacific Railway Co Synthetic GIC Asset Fixed Income Investments 3.700% $1,600,000 par due 02/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian Pacific Railway Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.70%
EBP, Investment, maturity date	Feb. 01, 2026
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,598,894
Investment, Identifier [Axis]: Canadian Pacific Railway Co Synthetic GIC Asset Fixed Income Investments 4.000% $1,270,000 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian Pacific Railway Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 1,270,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,270,781
Investment, Identifier [Axis]: Canadian Pacific Railway Co Synthetic GIC Asset Fixed Income Investments 4.000% $960,000 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Canadian Pacific Railway Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 960,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 960,590
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 1.878% $1,595,000 par due 11/02/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Capital One Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.878%
EBP, Investment, maturity date	Nov. 02, 2027
EBP, Investment, par or maturity value	$ 1,595,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,565,094
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 1.878% $550,000 par due 11/02/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Capital One Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.878%
EBP, Investment, maturity date	Nov. 02, 2027
EBP, Investment, par or maturity value	$ 550,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 539,688
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 3.273% $740,000 par due 03/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Capital One Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.273%
EBP, Investment, maturity date	Mar. 01, 2030
EBP, Investment, par or maturity value	$ 740,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 718,445
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 4.493% $500,000 par due 09/11/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Capital One Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.493%
EBP, Investment, maturity date	Sep. 11, 2031
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 499,629
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 4.927% $605,000 par due 05/10/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Capital One Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.927%
EBP, Investment, maturity date	May 10, 2028
EBP, Investment, par or maturity value	$ 605,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 612,209
Investment, Identifier [Axis]: Capital One Financial Corp Synthetic GIC Asset Fixed Income Investments 5.268% $790,000 par due 05/10/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Capital One Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.268%
EBP, Investment, maturity date	May 10, 2033
EBP, Investment, par or maturity value	$ 790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 811,396
Investment, Identifier [Axis]: Capital One Prime Auto Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 3.850% $2,670,000 par due 07/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Capital One Prime Auto Receivables Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.85%
EBP, Investment, maturity date	Jul. 15, 2030
EBP, Investment, par or maturity value	$ 2,670,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,671,850
Investment, Identifier [Axis]: CarMax Auto Owner Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.920% $5,382,467 par due 10/16/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CarMax Auto Owner Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.92%
EBP, Investment, maturity date	Oct. 16, 2028
EBP, Investment, par or maturity value	$ 5,382,467
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,424,187
Investment, Identifier [Axis]: CarMax Auto Owner Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 5.500% $1,375,000 par due 01/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CarMax Auto Owner Trust 2024-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Jan. 16, 2029
EBP, Investment, par or maturity value	$ 1,375,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,393,888
Investment, Identifier [Axis]: Cargill Inc Synthetic GIC Asset Fixed Income Investments 2.125% $700,000 par due 11/10/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cargill Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.125%
EBP, Investment, maturity date	Nov. 10, 2031
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 620,642
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.840% $1,700,000 par due 01/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Carmax Auto Owner Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.84%
EBP, Investment, maturity date	Jan. 15, 2030
EBP, Investment, par or maturity value	$ 1,700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,725,102
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 4.480% $2,250,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Carmax Auto Owner Trust 2025-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.48%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 2,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,274,824
Investment, Identifier [Axis]: Carmax Auto Owner Trust 2025-4 Synthetic GIC Asset Fixed Income Investments 3.970% $2,050,000 par due 12/16/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Carmax Auto Owner Trust 2025-4 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.97%
EBP, Investment, maturity date	Dec. 16, 2030
EBP, Investment, par or maturity value	$ 2,050,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,053,788
Investment, Identifier [Axis]: Causeway International Value Equity F Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Causeway International Value Equity F [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 376,316,417
Investment, Identifier [Axis]: Cedars-Sinai Health System Synthetic GIC Asset Fixed Income Investments 2.288% $1,500,000 par due 08/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cedars-Sinai Health System [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.288%
EBP, Investment, maturity date	Aug. 15, 2031
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,353,422
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 4.450% $1,970,000 par due 10/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CenterPoint Energy Houston Electric LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Oct. 01, 2032
EBP, Investment, par or maturity value	$ 1,970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,964,988
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 4.800% $680,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CenterPoint Energy Houston Electric LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 696,935
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 5.150% $840,000 par due 03/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CenterPoint Energy Houston Electric LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Mar. 01, 2034
EBP, Investment, par or maturity value	$ 840,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 860,660
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 5.200% $1,080,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CenterPoint Energy Houston Electric LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 1,080,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,115,424
Investment, Identifier [Axis]: CenterPoint Energy Houston Electric LLC Synthetic GIC Asset Fixed Income Investments 5.200% $1,130,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CenterPoint Energy Houston Electric LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 1,130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,167,064
Investment, Identifier [Axis]: Charter Communications Operating LLC Synthetic GIC Asset Fixed Income Investments 4.400% $1,100,000 par due 04/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Charter Communications Operating LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Apr. 01, 2033
EBP, Investment, par or maturity value	$ 1,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,037,964
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.130% $3,744,336 par due 05/25/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Chase Auto Owner Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.13%
EBP, Investment, maturity date	May 25, 2029
EBP, Investment, par or maturity value	$ 3,744,336
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,778,238
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-2A Synthetic GIC Asset Fixed Income Investments 5.520% $1,850,868 par due 06/25/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Chase Auto Owner Trust 2024-2A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.52%
EBP, Investment, maturity date	Jun. 25, 2029
EBP, Investment, par or maturity value	$ 1,850,868
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,876,658
Investment, Identifier [Axis]: Chase Auto Owner Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.290% $2,425,000 par due 06/25/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Chase Auto Owner Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.29%
EBP, Investment, maturity date	Jun. 25, 2030
EBP, Investment, par or maturity value	$ 2,425,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,445,501
Investment, Identifier [Axis]: Chase Auto Owner Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 3.860% $3,645,000 par due 10/25/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Chase Auto Owner Trust 2025-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.86%
EBP, Investment, maturity date	Oct. 25, 2030
EBP, Investment, par or maturity value	$ 3,645,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,648,375
Investment, Identifier [Axis]: Cherokee County Board of Education Synthetic GIC Asset Fixed Income Investments 5.626% $1,000,000 par due 08/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cherokee County Board of Education [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.626%
EBP, Investment, maturity date	Aug. 01, 2028
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,028,890
Investment, Identifier [Axis]: Chesapeake Funding II LLC Synthetic GIC Asset Fixed Income Investments 5.650% $690,893 par due 05/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Chesapeake Funding II LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.65%
EBP, Investment, maturity date	May 15, 2035
EBP, Investment, par or maturity value	$ 690,893
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 694,118
Investment, Identifier [Axis]: Chesapeake Funding II LLC Synthetic GIC Asset Fixed Income Investments 6.160% $1,938,852 par due 10/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Chesapeake Funding II LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.16%
EBP, Investment, maturity date	Oct. 15, 2035
EBP, Investment, par or maturity value	$ 1,938,852
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,959,344
Investment, Identifier [Axis]: Children's Hospital Medical Center/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 2.853% $1,775,000 par due 11/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Children's Hospital Medical Center/Cincinnati OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.853%
EBP, Investment, maturity date	Nov. 15, 2026
EBP, Investment, par or maturity value	$ 1,775,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,754,105
Investment, Identifier [Axis]: Children's Hospital Medical Center/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 2.853% $325,000 par due 11/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Children's Hospital Medical Center/Cincinnati OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.853%
EBP, Investment, maturity date	Nov. 15, 2026
EBP, Investment, par or maturity value	$ 325,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 321,174
Investment, Identifier [Axis]: Citibank Credit Card Issuance Trust Synthetic GIC Asset Fixed Income Investments 4.300% $1,885,000 par due 06/21/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citibank Credit Card Issuance Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Jun. 21, 2030
EBP, Investment, par or maturity value	$ 1,885,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,907,382
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2015-GC31 Synthetic GIC Asset Fixed Income Investments 3.762% $65,968 par due 06/10/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Commercial Mortgage Trust 2015-GC31 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.762%
EBP, Investment, maturity date	Jun. 10, 2048
EBP, Investment, par or maturity value	$ 65,968
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 64,919
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2016-C1 Synthetic GIC Asset Fixed Income Investments 3.209% $4,237,000 par due 05/10/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Commercial Mortgage Trust 2016-C1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.209%
EBP, Investment, maturity date	May 10, 2049
EBP, Investment, par or maturity value	$ 4,237,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,220,556
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2016-P6 Synthetic GIC Asset Fixed Income Investments 3.458% $3,086,094 par due 12/10/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Commercial Mortgage Trust 2016-P6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.458%
EBP, Investment, maturity date	Dec. 10, 2049
EBP, Investment, par or maturity value	$ 3,086,094
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,070,025
Investment, Identifier [Axis]: Citigroup Commercial Mortgage Trust 2018-B2 Synthetic GIC Asset Fixed Income Investments 4.009% $2,710,000 par due 03/10/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Commercial Mortgage Trust 2018-B2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.009%
EBP, Investment, maturity date	Mar. 10, 2051
EBP, Investment, par or maturity value	$ 2,710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,697,350
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 1.462% $1,500,000 par due 06/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.462%
EBP, Investment, maturity date	Jun. 09, 2027
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,482,860
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 2.572% $2,050,000 par due 06/03/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.572%
EBP, Investment, maturity date	Jun. 03, 2031
EBP, Investment, par or maturity value	$ 2,050,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,901,293
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.070% $1,716,000 par due 02/24/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.07%
EBP, Investment, maturity date	Feb. 24, 2028
EBP, Investment, par or maturity value	$ 1,716,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,696,632
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.070% $830,000 par due 02/24/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.07%
EBP, Investment, maturity date	Feb. 24, 2028
EBP, Investment, par or maturity value	$ 830,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 820,632
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.520% $2,880,000 par due 10/27/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.52%
EBP, Investment, maturity date	Oct. 27, 2028
EBP, Investment, par or maturity value	$ 2,880,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,854,708
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.520% $500,000 par due 10/27/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.52%
EBP, Investment, maturity date	Oct. 27, 2028
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 495,609
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.668% $2,800,000 par due 07/24/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.668%
EBP, Investment, maturity date	Jul. 24, 2028
EBP, Investment, par or maturity value	$ 2,800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,782,536
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 3.668% $880,000 par due 07/24/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.668%
EBP, Investment, maturity date	Jul. 24, 2028
EBP, Investment, par or maturity value	$ 880,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 874,511
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.503% $640,000 par due 09/11/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.503%
EBP, Investment, maturity date	Sep. 11, 2031
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 642,774
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.542% $400,000 par due 09/19/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.542%
EBP, Investment, maturity date	Sep. 19, 2030
EBP, Investment, par or maturity value	$ 400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 403,474
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.658% $605,000 par due 05/24/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.658%
EBP, Investment, maturity date	May 24, 2028
EBP, Investment, par or maturity value	$ 605,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 610,158
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.786% $840,000 par due 03/04/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.786%
EBP, Investment, maturity date	Mar. 04, 2029
EBP, Investment, par or maturity value	$ 840,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 852,281
Investment, Identifier [Axis]: Citigroup Inc Synthetic GIC Asset Fixed Income Investments 4.910% $1,580,000 par due 05/24/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citigroup Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.91%
EBP, Investment, maturity date	May 24, 2033
EBP, Investment, par or maturity value	$ 1,580,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,601,670
Investment, Identifier [Axis]: Citizens Bank NA/Providence RI Synthetic GIC Asset Fixed Income Investments 4.575% $1,000,000 par due 08/09/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citizens Bank NA/Providence RI [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.575%
EBP, Investment, maturity date	Aug. 09, 2028
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,007,605
Investment, Identifier [Axis]: Citizens Bank NA/Providence RI Synthetic GIC Asset Fixed Income Investments 4.575% $1,870,000 par due 08/09/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Citizens Bank NA/Providence RI [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.575%
EBP, Investment, maturity date	Aug. 09, 2028
EBP, Investment, par or maturity value	$ 1,870,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,884,221
Investment, Identifier [Axis]: City & County of Honolulu HI Synthetic GIC Asset Fixed Income Investments 3.753% $425,000 par due 09/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	City & County of Honolulu HI [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.753%
EBP, Investment, maturity date	Sep. 01, 2030
EBP, Investment, par or maturity value	$ 425,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 421,825
Investment, Identifier [Axis]: City of Atlanta GA Synthetic GIC Asset Fixed Income Investments 2.288% $2,445,000 par due 12/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	City of Atlanta GA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.288%
EBP, Investment, maturity date	Dec. 01, 2033
EBP, Investment, par or maturity value	$ 2,445,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,127,297
Investment, Identifier [Axis]: City of Atlanta GA Water & Wastewater Revenue Synthetic GIC Asset Fixed Income Investments 1.537% $225,000 par due 11/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	City of Atlanta GA Water & Wastewater Revenue [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.537%
EBP, Investment, maturity date	Nov. 01, 2028
EBP, Investment, par or maturity value	$ 225,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 212,283
Investment, Identifier [Axis]: City of Chicago IL Synthetic GIC Asset Fixed Income Investments 6.050% $75,000 par due 01/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	City of Chicago IL [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.05%
EBP, Investment, maturity date	Jan. 01, 2029
EBP, Investment, par or maturity value	$ 75,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 76,127
Investment, Identifier [Axis]: City of New York NY Synthetic GIC Asset Fixed Income Investments 4.820% $1,250,000 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	City of New York NY [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.82%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,284,750
Investment, Identifier [Axis]: City of West Palm Beach FL Utility System Revenue Synthetic GIC Asset Fixed Income Investments 3.291% $2,100,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	City of West Palm Beach FL Utility System Revenue [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.291%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 2,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,069,718
Investment, Identifier [Axis]: City of Worcester MA Synthetic GIC Asset Fixed Income Investments 6.250% $495,000 par due 01/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	City of Worcester MA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.25%
EBP, Investment, maturity date	Jan. 01, 2028
EBP, Investment, par or maturity value	$ 495,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 507,598
Investment, Identifier [Axis]: Colorado Housing and Finance Authority Synthetic GIC Asset Fixed Income Investments 6.250% $15,000 par due 05/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Colorado Housing and Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.25%
EBP, Investment, maturity date	May 01, 2056
EBP, Investment, par or maturity value	$ 15,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 15,908
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 3.400% $1,480,000 par due 04/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Comcast Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.40%
EBP, Investment, maturity date	Apr. 01, 2030
EBP, Investment, par or maturity value	$ 1,480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,436,578
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 3.550% $560,000 par due 05/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Comcast Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.55%
EBP, Investment, maturity date	May 01, 2028
EBP, Investment, par or maturity value	$ 560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 555,537
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 4.150% $1,370,000 par due 10/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Comcast Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Oct. 15, 2028
EBP, Investment, par or maturity value	$ 1,370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,377,287
Investment, Identifier [Axis]: Comcast Corp Synthetic GIC Asset Fixed Income Investments 4.950% $1,040,000 par due 05/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Comcast Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	May 15, 2032
EBP, Investment, par or maturity value	$ 1,040,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,066,664
Investment, Identifier [Axis]: CommonSpirit Health Synthetic GIC Asset Fixed Income Investments 4.352% $1,070,000 par due 09/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CommonSpirit Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.352%
EBP, Investment, maturity date	Sep. 01, 2030
EBP, Investment, par or maturity value	$ 1,070,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,066,335
Investment, Identifier [Axis]: CommonSpirit Health Synthetic GIC Asset Fixed Income Investments 4.352% $1,250,000 par due 09/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CommonSpirit Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.352%
EBP, Investment, maturity date	Sep. 01, 2030
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,245,719
Investment, Identifier [Axis]: Commonwealth of Massachusetts Synthetic GIC Asset Fixed Income Investments 1.520% $95,000 par due 11/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Commonwealth of Massachusetts [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.52%
EBP, Investment, maturity date	Nov. 01, 2030
EBP, Investment, par or maturity value	$ 95,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 84,861
Investment, Identifier [Axis]: Commonwealth of Massachusetts Synthetic GIC Asset Fixed Income Investments 3.769% $750,000 par due 07/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Commonwealth of Massachusetts [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.769%
EBP, Investment, maturity date	Jul. 15, 2029
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 749,145
Investment, Identifier [Axis]: Commonwealth of Massachusetts Synthetic GIC Asset Fixed Income Investments 4.110% $984,148 par due 07/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Commonwealth of Massachusetts [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.11%
EBP, Investment, maturity date	Jul. 15, 2031
EBP, Investment, par or maturity value	$ 984,148
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 983,863
Investment, Identifier [Axis]: Connecticut Light and Power Co/The Synthetic GIC Asset Fixed Income Investments 2.050% $700,000 par due 07/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Connecticut Light and Power Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.05%
EBP, Investment, maturity date	Jul. 01, 2031
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 622,511
Investment, Identifier [Axis]: Connecticut Light and Power Co/The Synthetic GIC Asset Fixed Income Investments 4.650% $1,620,000 par due 01/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Connecticut Light and Power Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Jan. 01, 2029
EBP, Investment, par or maturity value	$ 1,620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,651,580
Investment, Identifier [Axis]: Connecticut Light and Power Co/The Synthetic GIC Asset Fixed Income Investments 4.950% $1,860,000 par due 01/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Connecticut Light and Power Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Jan. 15, 2030
EBP, Investment, par or maturity value	$ 1,860,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,909,478
Investment, Identifier [Axis]: ConocoPhillips Co Synthetic GIC Asset Fixed Income Investments 4.700% $1,160,000 par due 01/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ConocoPhillips Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.70%
EBP, Investment, maturity date	Jan. 15, 2030
EBP, Investment, par or maturity value	$ 1,160,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,182,657
Investment, Identifier [Axis]: Consumers 2023 Securitization Funding LLC Synthetic GIC Asset Fixed Income Investments 5.210% $3,620,000 par due 09/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Consumers 2023 Securitization Funding LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.21%
EBP, Investment, maturity date	Sep. 01, 2030
EBP, Investment, par or maturity value	$ 3,620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,733,292
Investment, Identifier [Axis]: Consumers Energy Co Synthetic GIC Asset Fixed Income Investments 3.800% $1,600,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Consumers Energy Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,594,736
Investment, Identifier [Axis]: Consumers Energy Co Synthetic GIC Asset Fixed Income Investments 3.800% $330,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Consumers Energy Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 328,914
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 1.106% $1,500,000 par due 02/24/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cooperatieve Rabobank UA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.106%
EBP, Investment, maturity date	Feb. 24, 2027
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,493,432
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 1.980% $2,080,000 par due 12/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cooperatieve Rabobank UA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.98%
EBP, Investment, maturity date	Dec. 15, 2027
EBP, Investment, par or maturity value	$ 2,080,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,038,856
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 3.649% $3,050,000 par due 04/06/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cooperatieve Rabobank UA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.649%
EBP, Investment, maturity date	Apr. 06, 2028
EBP, Investment, par or maturity value	$ 3,050,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,034,817
Investment, Identifier [Axis]: Cooperatieve Rabobank UA Synthetic GIC Asset Fixed Income Investments 5.564% $850,000 par due 02/28/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cooperatieve Rabobank UA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.564%
EBP, Investment, maturity date	Feb. 28, 2029
EBP, Investment, par or maturity value	$ 850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 874,928
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 4.250% $700,000 par due 08/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Corebridge Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Aug. 21, 2028
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 702,027
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 4.450% $1,245,000 par due 10/02/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Corebridge Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Oct. 02, 2030
EBP, Investment, par or maturity value	$ 1,245,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,240,992
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 5.900% $880,000 par due 09/19/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Corebridge Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.90%
EBP, Investment, maturity date	Sep. 19, 2028
EBP, Investment, par or maturity value	$ 880,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 919,377
Investment, Identifier [Axis]: Corebridge Global Funding Synthetic GIC Asset Fixed Income Investments 5.900% $970,000 par due 09/19/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Corebridge Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.90%
EBP, Investment, maturity date	Sep. 19, 2028
EBP, Investment, par or maturity value	$ 970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,013,405
Investment, Identifier [Axis]: Cornell University Synthetic GIC Asset Fixed Income Investments 4.169% $1,355,000 par due 06/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cornell University [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.169%
EBP, Investment, maturity date	Jun. 15, 2030
EBP, Investment, par or maturity value	$ 1,355,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,361,428
Investment, Identifier [Axis]: Cornell University Synthetic GIC Asset Fixed Income Investments 4.169% $1,775,000 par due 06/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Cornell University [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.169%
EBP, Investment, maturity date	Jun. 15, 2030
EBP, Investment, par or maturity value	$ 1,775,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,783,421
Investment, Identifier [Axis]: Coterra Energy Inc Synthetic GIC Asset Fixed Income Investments 3.900% $1,700,000 par due 05/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Coterra Energy Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.90%
EBP, Investment, maturity date	May 15, 2027
EBP, Investment, par or maturity value	$ 1,700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,693,763
Investment, Identifier [Axis]: Coterra Energy Inc Synthetic GIC Asset Fixed Income Investments 3.900% $640,000 par due 05/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Coterra Energy Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.90%
EBP, Investment, maturity date	May 15, 2027
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 637,652
Investment, Identifier [Axis]: Coterra Energy Inc Synthetic GIC Asset Fixed Income Investments 4.375% $600,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Coterra Energy Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.375%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 601,873
Investment, Identifier [Axis]: County of Bexar TX Synthetic GIC Asset Fixed Income Investments 2.171% $2,090,000 par due 06/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	County of Bexar TX [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.171%
EBP, Investment, maturity date	Jun. 15, 2032
EBP, Investment, par or maturity value	$ 2,090,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,851,364
Investment, Identifier [Axis]: County of Lee FL Water & Sewer Revenue Synthetic GIC Asset Fixed Income Investments 2.416% $2,140,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	County of Lee FL Water & Sewer Revenue [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.416%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 2,140,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,068,438
Investment, Identifier [Axis]: County of Spokane WA Synthetic GIC Asset Fixed Income Investments 2.728% $950,000 par due 12/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	County of Spokane WA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.728%
EBP, Investment, maturity date	Dec. 01, 2031
EBP, Investment, par or maturity value	$ 950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 884,868
Investment, Identifier [Axis]: County of Spokane WA Synthetic GIC Asset Fixed Income Investments 2.828% $875,000 par due 12/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	County of Spokane WA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.828%
EBP, Investment, maturity date	Dec. 01, 2032
EBP, Investment, par or maturity value	$ 875,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 806,103
Investment, Identifier [Axis]: CubeSmart LP Synthetic GIC Asset Fixed Income Investments 2.250% $1,510,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CubeSmart LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.25%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 1,510,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,433,050
Investment, Identifier [Axis]: CubeSmart LP Synthetic GIC Asset Fixed Income Investments 3.125% $500,000 par due 09/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CubeSmart LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.125%
EBP, Investment, maturity date	Sep. 01, 2026
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 496,725
Investment, Identifier [Axis]: CubeSmart LP Synthetic GIC Asset Fixed Income Investments 4.375% $700,000 par due 02/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	CubeSmart LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.375%
EBP, Investment, maturity date	Feb. 15, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 702,262
Investment, Identifier [Axis]: DBJPM 2016-C3 Mortgage Trust Synthetic GIC Asset Fixed Income Investments 2.632% $2,972,288 par due 08/10/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DBJPM 2016-C3 Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.632%
EBP, Investment, maturity date	Aug. 10, 2049
EBP, Investment, par or maturity value	$ 2,972,288
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,957,882
Investment, Identifier [Axis]: DC Commercial Mortgage Trust 2023-DC Synthetic GIC Asset Fixed Income Investments 6.314% $2,095,000 par due 09/12/2040
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DC Commercial Mortgage Trust 2023-DC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.314%
EBP, Investment, maturity date	Sep. 12, 2040
EBP, Investment, par or maturity value	$ 2,095,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,157,586
Investment, Identifier [Axis]: DFA Emerging Markets Small Cap Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DFA Emerging Markets Small Cap [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Mutual Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 125,064,757
Investment, Identifier [Axis]: DLLAA 2023-1 LLC Synthetic GIC Asset Fixed Income Investments 5.640% $3,209,980 par due 02/22/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DLLAA 2023-1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.64%
EBP, Investment, maturity date	Feb. 22, 2028
EBP, Investment, par or maturity value	$ 3,209,980
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,244,022
Investment, Identifier [Axis]: DLLAD 2021-1 LLC Synthetic GIC Asset Fixed Income Investments 0.900% $3,338,194 par due 06/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DLLAD 2021-1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	0.90%
EBP, Investment, maturity date	Jun. 20, 2029
EBP, Investment, par or maturity value	$ 3,338,194
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,323,866
Investment, Identifier [Axis]: DLLMT 2023-1 LLC Synthetic GIC Asset Fixed Income Investments 5.340% $622,917 par due 03/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DLLMT 2023-1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.34%
EBP, Investment, maturity date	Mar. 22, 2027
EBP, Investment, par or maturity value	$ 622,917
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 625,603
Investment, Identifier [Axis]: DLLST 2024-1 LLC Synthetic GIC Asset Fixed Income Investments 5.050% $1,525,579 par due 08/20/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DLLST 2024-1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Aug. 20, 2027
EBP, Investment, par or maturity value	$ 1,525,579
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,532,187
Investment, Identifier [Axis]: DOC DR LLC Synthetic GIC Asset Fixed Income Investments 4.300% $500,000 par due 03/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DOC DR LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Mar. 15, 2027
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 500,759
Investment, Identifier [Axis]: DTE Electric Co Synthetic GIC Asset Fixed Income Investments 2.625% $950,000 par due 03/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DTE Electric Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.625%
EBP, Investment, maturity date	Mar. 01, 2031
EBP, Investment, par or maturity value	$ 950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 878,467
Investment, Identifier [Axis]: DTE Electric Co Synthetic GIC Asset Fixed Income Investments 3.000% $1,520,000 par due 03/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	DTE Electric Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Mar. 01, 2032
EBP, Investment, par or maturity value	$ 1,520,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,406,103
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 3.650% $820,000 par due 04/07/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Daimler Truck Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.65%
EBP, Investment, maturity date	Apr. 07, 2027
EBP, Investment, par or maturity value	$ 820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 816,023
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.300% $410,000 par due 08/12/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Daimler Truck Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Aug. 12, 2027
EBP, Investment, par or maturity value	$ 410,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 411,859
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.650% $220,000 par due 10/12/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Daimler Truck Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Oct. 12, 2030
EBP, Investment, par or maturity value	$ 220,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 221,751
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.950% $750,000 par due 01/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Daimler Truck Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Jan. 13, 2028
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 761,295
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.000% $1,210,000 par due 01/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Daimler Truck Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jan. 15, 2027
EBP, Investment, par or maturity value	$ 1,210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,221,744
Investment, Identifier [Axis]: Daimler Truck Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.400% $750,000 par due 09/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Daimler Truck Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.40%
EBP, Investment, maturity date	Sep. 20, 2028
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 773,594
Investment, Identifier [Axis]: Dell Equipment Finance Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.390% $852,865 par due 03/22/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Dell Equipment Finance Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.39%
EBP, Investment, maturity date	Mar. 22, 2030
EBP, Investment, par or maturity value	$ 852,865
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 858,951
Investment, Identifier [Axis]: Dell Equipment Finance Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 4.120% $2,055,000 par due 03/24/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Dell Equipment Finance Trust 2025-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.12%
EBP, Investment, maturity date	Mar. 24, 2031
EBP, Investment, par or maturity value	$ 2,055,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,061,915
Investment, Identifier [Axis]: Digital Realty Trust LP Synthetic GIC Asset Fixed Income Investments 4.450% $790,000 par due 07/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Digital Realty Trust LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Jul. 15, 2028
EBP, Investment, par or maturity value	$ 790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 795,348
Investment, Identifier [Axis]: Digital Realty Trust LP Synthetic GIC Asset Fixed Income Investments 5.550% $640,000 par due 01/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Digital Realty Trust LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.55%
EBP, Investment, maturity date	Jan. 15, 2028
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 657,564
Investment, Identifier [Axis]: Dodge & Cox Stock Class X Mutual Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Dodge & Cox Stock Class X [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Mutual Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,163,744,387
Investment, Identifier [Axis]: Dominion Energy South Carolina Inc Synthetic GIC Asset Fixed Income Investments 2.300% $930,000 par due 12/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Dominion Energy South Carolina Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.30%
EBP, Investment, maturity date	Dec. 01, 2031
EBP, Investment, par or maturity value	$ 930,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 830,691
Investment, Identifier [Axis]: Duke Energy Carolinas LLC Synthetic GIC Asset Fixed Income Investments 2.450% $1,500,000 par due 08/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Duke Energy Carolinas LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.45%
EBP, Investment, maturity date	Aug. 15, 2029
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,421,055
Investment, Identifier [Axis]: Duke Energy Carolinas LLC Synthetic GIC Asset Fixed Income Investments 2.550% $1,230,000 par due 04/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Duke Energy Carolinas LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.55%
EBP, Investment, maturity date	Apr. 15, 2031
EBP, Investment, par or maturity value	$ 1,230,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,133,256
Investment, Identifier [Axis]: Duke Energy Carolinas LLC Synthetic GIC Asset Fixed Income Investments 2.850% $580,000 par due 03/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Duke Energy Carolinas LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.85%
EBP, Investment, maturity date	Mar. 15, 2032
EBP, Investment, par or maturity value	$ 580,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 531,925
Investment, Identifier [Axis]: Duke Energy Florida LLC Synthetic GIC Asset Fixed Income Investments 4.200% $310,000 par due 12/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Duke Energy Florida LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Dec. 01, 2030
EBP, Investment, par or maturity value	$ 310,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 310,447
Investment, Identifier [Axis]: Duke Energy Progress LLC Synthetic GIC Asset Fixed Income Investments 2.000% $2,020,000 par due 08/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Duke Energy Progress LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.00%
EBP, Investment, maturity date	Aug. 15, 2031
EBP, Investment, par or maturity value	$ 2,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,795,204
Investment, Identifier [Axis]: Duke Energy Progress LLC Synthetic GIC Asset Fixed Income Investments 3.400% $677,000 par due 04/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Duke Energy Progress LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.40%
EBP, Investment, maturity date	Apr. 01, 2032
EBP, Investment, par or maturity value	$ 677,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 641,141
Investment, Identifier [Axis]: Duke University Health System Inc Synthetic GIC Asset Fixed Income Investments 2.552% $2,674,000 par due 06/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Duke University Health System Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.552%
EBP, Investment, maturity date	Jun. 01, 2029
EBP, Investment, par or maturity value	$ 2,674,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,539,337
Investment, Identifier [Axis]: ECMC Group Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.559% $1,245,993 par due 11/25/2070
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ECMC Group Student Loan Trust 2021-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.559%
EBP, Investment, maturity date	Nov. 25, 2070
EBP, Investment, par or maturity value	$ 1,245,993
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,232,875
Investment, Identifier [Axis]: ECMC Group Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.559% $265,508 par due 11/25/2070
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ECMC Group Student Loan Trust 2021-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.559%
EBP, Investment, maturity date	Nov. 25, 2070
EBP, Investment, par or maturity value	$ 265,508
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 262,713
Investment, Identifier [Axis]: ELM Trust 2024-ELM Synthetic GIC Asset Fixed Income Investments 5.801% $1,940,000 par due 06/10/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ELM Trust 2024-ELM [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.801%
EBP, Investment, maturity date	Jun. 10, 2039
EBP, Investment, par or maturity value	$ 1,940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,950,307
Investment, Identifier [Axis]: ELM Trust 2024-ELM Synthetic GIC Asset Fixed Income Investments 5.801% $2,085,000 par due 06/10/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ELM Trust 2024-ELM [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.801%
EBP, Investment, maturity date	Jun. 10, 2039
EBP, Investment, par or maturity value	$ 2,085,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,096,078
Investment, Identifier [Axis]: EMD Finance LLC Synthetic GIC Asset Fixed Income Investments 4.125% $1,380,000 par due 08/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	EMD Finance LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Aug. 15, 2028
EBP, Investment, par or maturity value	$ 1,380,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,383,504
Investment, Identifier [Axis]: EMD Finance LLC Synthetic GIC Asset Fixed Income Investments 4.375% $870,000 par due 10/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	EMD Finance LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.375%
EBP, Investment, maturity date	Oct. 15, 2030
EBP, Investment, par or maturity value	$ 870,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 872,932
Investment, Identifier [Axis]: EOG Resources Inc Synthetic GIC Asset Fixed Income Investments 4.400% $510,000 par due 07/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	EOG Resources Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jul. 15, 2028
EBP, Investment, par or maturity value	$ 510,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 515,869
Investment, Identifier [Axis]: EOG Resources Inc Synthetic GIC Asset Fixed Income Investments 4.400% $665,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	EOG Resources Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 665,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 668,295
Investment, Identifier [Axis]: EOG Resources Inc Synthetic GIC Asset Fixed Income Investments 5.000% $490,000 par due 07/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	EOG Resources Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jul. 15, 2032
EBP, Investment, par or maturity value	$ 490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 502,642
Investment, Identifier [Axis]: ERP Operating LP Synthetic GIC Asset Fixed Income Investments 4.150% $1,240,000 par due 12/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ERP Operating LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Dec. 01, 2028
EBP, Investment, par or maturity value	$ 1,240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,246,622
Investment, Identifier [Axis]: EXIM Bank of the United States Synthetic GIC Asset Fixed Income Investments 2.329% $96,591 par due 01/14/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	EXIM Bank of the United States [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.329%
EBP, Investment, maturity date	Jan. 14, 2027
EBP, Investment, par or maturity value	$ 96,591
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 94,426
Investment, Identifier [Axis]: EXIM Bank of the United States Synthetic GIC Asset Fixed Income Investments 2.372% $117,647 par due 03/19/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	EXIM Bank of the United States [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.372%
EBP, Investment, maturity date	Mar. 19, 2027
EBP, Investment, par or maturity value	$ 117,647
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 116,062
Investment, Identifier [Axis]: Eastman Chemical Co Synthetic GIC Asset Fixed Income Investments 4.500% $1,200,000 par due 12/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Eastman Chemical Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Dec. 01, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,209,421
Investment, Identifier [Axis]: Eastman Chemical Co Synthetic GIC Asset Fixed Income Investments 5.000% $1,050,000 par due 08/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Eastman Chemical Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Aug. 01, 2029
EBP, Investment, par or maturity value	$ 1,050,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,071,781
Investment, Identifier [Axis]: Eastman Chemical Co Synthetic GIC Asset Fixed Income Investments 5.000% $663,000 par due 08/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Eastman Chemical Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Aug. 01, 2029
EBP, Investment, par or maturity value	$ 663,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 676,753
Investment, Identifier [Axis]: Empire State Development Corp Synthetic GIC Asset Fixed Income Investments 3.170% $275,000 par due 03/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Empire State Development Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.17%
EBP, Investment, maturity date	Mar. 15, 2026
EBP, Investment, par or maturity value	$ 275,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 274,648
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 3.125% $1,290,000 par due 11/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enbridge Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.125%
EBP, Investment, maturity date	Nov. 15, 2029
EBP, Investment, par or maturity value	$ 1,290,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,236,193
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 3.700% $800,000 par due 07/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enbridge Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.70%
EBP, Investment, maturity date	Jul. 15, 2027
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 795,950
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 4.600% $210,000 par due 06/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enbridge Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Jun. 20, 2028
EBP, Investment, par or maturity value	$ 210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 212,239
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 5.250% $745,000 par due 04/05/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enbridge Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.25%
EBP, Investment, maturity date	Apr. 05, 2027
EBP, Investment, par or maturity value	$ 745,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 755,372
Investment, Identifier [Axis]: Enbridge Inc Synthetic GIC Asset Fixed Income Investments 5.300% $445,000 par due 04/05/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enbridge Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.30%
EBP, Investment, maturity date	Apr. 05, 2029
EBP, Investment, par or maturity value	$ 445,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 459,036
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 4.400% $500,000 par due 03/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Energy Transfer LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Mar. 15, 2027
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 501,583
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 5.200% $260,000 par due 04/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Energy Transfer LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Apr. 01, 2030
EBP, Investment, par or maturity value	$ 260,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 268,048
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 6.050% $1,930,000 par due 12/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Energy Transfer LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.05%
EBP, Investment, maturity date	Dec. 01, 2026
EBP, Investment, par or maturity value	$ 1,930,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,961,119
Investment, Identifier [Axis]: Energy Transfer LP Synthetic GIC Asset Fixed Income Investments 6.100% $1,230,000 par due 12/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Energy Transfer LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.10%
EBP, Investment, maturity date	Dec. 01, 2028
EBP, Investment, par or maturity value	$ 1,230,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,292,997
Investment, Identifier [Axis]: Entergy Arkansas LLC Synthetic GIC Asset Fixed Income Investments 4.000% $1,700,000 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Entergy Arkansas LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 1,700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,702,635
Investment, Identifier [Axis]: Enterprise Fleet Financing 2023-3 LLC Synthetic GIC Asset Fixed Income Investments 6.400% $2,338,387 par due 03/20/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Fleet Financing 2023-3 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.40%
EBP, Investment, maturity date	Mar. 20, 2030
EBP, Investment, par or maturity value	$ 2,338,387
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,367,149
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-2 LLC Synthetic GIC Asset Fixed Income Investments 5.610% $2,020,000 par due 04/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Fleet Financing 2024-2 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.61%
EBP, Investment, maturity date	Apr. 20, 2028
EBP, Investment, par or maturity value	$ 2,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,054,360
Investment, Identifier [Axis]: Enterprise Fleet Financing 2024-3 LLC Synthetic GIC Asset Fixed Income Investments 4.980% $2,885,000 par due 08/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Fleet Financing 2024-3 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.98%
EBP, Investment, maturity date	Aug. 21, 2028
EBP, Investment, par or maturity value	$ 2,885,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,925,808
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-2 LLC Synthetic GIC Asset Fixed Income Investments 4.410% $3,300,000 par due 06/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Fleet Financing 2025-2 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.41%
EBP, Investment, maturity date	Jun. 20, 2029
EBP, Investment, par or maturity value	$ 3,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,334,805
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-3 LLC Synthetic GIC Asset Fixed Income Investments 4.460% $2,505,000 par due 09/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Fleet Financing 2025-3 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.46%
EBP, Investment, maturity date	Sep. 20, 2029
EBP, Investment, par or maturity value	$ 2,505,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,536,906
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-4 LLC Synthetic GIC Asset Fixed Income Investments 4.110% $2,620,000 par due 12/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Fleet Financing 2025-4 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.11%
EBP, Investment, maturity date	Dec. 20, 2029
EBP, Investment, par or maturity value	$ 2,620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,631,774
Investment, Identifier [Axis]: Enterprise Fleet Financing 2025-4 LLC Synthetic GIC Asset Fixed Income Investments 4.110% $4,015,000 par due 12/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Fleet Financing 2025-4 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.11%
EBP, Investment, maturity date	Dec. 20, 2029
EBP, Investment, par or maturity value	$ 4,015,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,033,043
Investment, Identifier [Axis]: Enterprise Products Operating LLC Synthetic GIC Asset Fixed Income Investments 4.300% $1,370,000 par due 06/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Products Operating LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Jun. 20, 2028
EBP, Investment, par or maturity value	$ 1,370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,382,185
Investment, Identifier [Axis]: Enterprise Products Operating LLC Synthetic GIC Asset Fixed Income Investments 4.600% $855,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Enterprise Products Operating LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 855,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 866,189
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 2.350% $690,000 par due 09/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Equifax Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.35%
EBP, Investment, maturity date	Sep. 15, 2031
EBP, Investment, par or maturity value	$ 690,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 614,384
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 4.800% $130,000 par due 09/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Equifax Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Sep. 15, 2029
EBP, Investment, par or maturity value	$ 130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 132,186
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 4.800% $390,000 par due 09/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Equifax Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Sep. 15, 2029
EBP, Investment, par or maturity value	$ 390,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 396,557
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $1,030,000 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Equifax Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 1,030,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,052,685
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $1,500,000 par due 12/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Equifax Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Dec. 15, 2027
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,528,655
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $500,000 par due 12/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Equifax Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Dec. 15, 2027
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 509,552
Investment, Identifier [Axis]: Equifax Inc Synthetic GIC Asset Fixed Income Investments 5.100% $715,000 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Equifax Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 715,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 730,747
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.566% $576,688 par due 08/14/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ethiopian Leasing 2012 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.566%
EBP, Investment, maturity date	Aug. 14, 2026
EBP, Investment, par or maturity value	$ 576,688
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 570,030
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.566% $88,641 par due 08/14/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ethiopian Leasing 2012 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.566%
EBP, Investment, maturity date	Aug. 14, 2026
EBP, Investment, par or maturity value	$ 88,641
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 87,618
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.646% $103,191 par due 05/12/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ethiopian Leasing 2012 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.646%
EBP, Investment, maturity date	May 12, 2026
EBP, Investment, par or maturity value	$ 103,191
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 102,776
Investment, Identifier [Axis]: Ethiopian Leasing 2012 LLC Synthetic GIC Asset Fixed Income Investments 2.646% $96,312 par due 05/12/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ethiopian Leasing 2012 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.646%
EBP, Investment, maturity date	May 12, 2026
EBP, Investment, par or maturity value	$ 96,312
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 95,925
Investment, Identifier [Axis]: Evergy Kansas Central Inc Synthetic GIC Asset Fixed Income Investments 4.700% $1,350,000 par due 03/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Evergy Kansas Central Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.70%
EBP, Investment, maturity date	Mar. 13, 2028
EBP, Investment, par or maturity value	$ 1,350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,371,024
Investment, Identifier [Axis]: Evergy Metro Inc Synthetic GIC Asset Fixed Income Investments 2.250% $1,080,000 par due 06/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Evergy Metro Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.25%
EBP, Investment, maturity date	Jun. 01, 2030
EBP, Investment, par or maturity value	$ 1,080,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 996,683
Investment, Identifier [Axis]: Evergy Metro Inc Synthetic GIC Asset Fixed Income Investments 4.950% $1,060,000 par due 04/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Evergy Metro Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Apr. 15, 2033
EBP, Investment, par or maturity value	$ 1,060,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,079,231
Investment, Identifier [Axis]: Evergy Missouri West Inc Synthetic GIC Asset Fixed Income Investments 5.150% $420,000 par due 12/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Evergy Missouri West Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Dec. 15, 2027
EBP, Investment, par or maturity value	$ 420,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 428,164
Investment, Identifier [Axis]: Exelon Corp Synthetic GIC Asset Fixed Income Investments 5.150% $630,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Exelon Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 643,809
Investment, Identifier [Axis]: Experian Finance PLC Synthetic GIC Asset Fixed Income Investments 4.250% $1,300,000 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Experian Finance PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 1,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,303,683
Investment, Identifier [Axis]: Experian Finance PLC Synthetic GIC Asset Fixed Income Investments 4.250% $1,400,000 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Experian Finance PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,403,966
Investment, Identifier [Axis]: Extended Stay America Trust 2025-ESH Synthetic GIC Asset Fixed Income Investments 5.050% $1,970,000 par due 10/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extended Stay America Trust 2025-ESH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Oct. 15, 2042
EBP, Investment, par or maturity value	$ 1,970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,973,075
Investment, Identifier [Axis]: Extended Stay America Trust 2025-ESH Synthetic GIC Asset Fixed Income Investments 5.050% $2,120,000 par due 10/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extended Stay America Trust 2025-ESH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Oct. 15, 2042
EBP, Investment, par or maturity value	$ 2,120,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,123,309
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 3.500% $1,130,000 par due 07/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extra Space Storage LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Jul. 01, 2026
EBP, Investment, par or maturity value	$ 1,130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,126,537
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 3.900% $1,000,000 par due 04/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extra Space Storage LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.90%
EBP, Investment, maturity date	Apr. 01, 2029
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 988,632
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 3.900% $350,000 par due 04/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extra Space Storage LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.90%
EBP, Investment, maturity date	Apr. 01, 2029
EBP, Investment, par or maturity value	$ 350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 346,021
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 4.000% $871,000 par due 06/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extra Space Storage LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jun. 15, 2029
EBP, Investment, par or maturity value	$ 871,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 863,070
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 4.950% $350,000 par due 01/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extra Space Storage LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Jan. 15, 2033
EBP, Investment, par or maturity value	$ 350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 354,157
Investment, Identifier [Axis]: Extra Space Storage LP Synthetic GIC Asset Fixed Income Investments 5.700% $400,000 par due 04/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Extra Space Storage LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.70%
EBP, Investment, maturity date	Apr. 01, 2028
EBP, Investment, par or maturity value	$ 400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 413,378
Investment, Identifier [Axis]: FMC Corp Synthetic GIC Asset Fixed Income Investments 3.200% $1,140,000 par due 10/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FMC Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.20%
EBP, Investment, maturity date	Oct. 01, 2026
EBP, Investment, par or maturity value	$ 1,140,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,128,405
Investment, Identifier [Axis]: FMC Corp Synthetic GIC Asset Fixed Income Investments 3.450% $670,000 par due 10/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FMC Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.45%
EBP, Investment, maturity date	Oct. 01, 2029
EBP, Investment, par or maturity value	$ 670,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 595,050
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2002-T16 Synthetic GIC Asset Fixed Income Investments 7.000% $34,584 par due 07/25/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Grantor Trust 2002-T16 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	Jul. 25, 2042
EBP, Investment, par or maturity value	$ 34,584
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 36,870
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2002-T18 Synthetic GIC Asset Fixed Income Investments 7.000% $16,169 par due 08/25/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Grantor Trust 2002-T18 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	Aug. 25, 2042
EBP, Investment, par or maturity value	$ 16,169
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 17,570
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2004-T2 Synthetic GIC Asset Fixed Income Investments 6.000% $205,066 par due 11/25/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Grantor Trust 2004-T2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Nov. 25, 2043
EBP, Investment, par or maturity value	$ 205,066
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 210,829
Investment, Identifier [Axis]: Fannie Mae Grantor Trust 2004-T3 Synthetic GIC Asset Fixed Income Investments 6.000% $87,078 par due 02/25/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Grantor Trust 2004-T3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Feb. 25, 2044
EBP, Investment, par or maturity value	$ 87,078
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 87,768
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 1.390% $1,240,000 par due 11/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.39%
EBP, Investment, maturity date	Nov. 01, 2028
EBP, Investment, par or maturity value	$ 1,240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,159,075
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 1.390% $790,000 par due 11/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.39%
EBP, Investment, maturity date	Nov. 01, 2028
EBP, Investment, par or maturity value	$ 790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 738,443
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 1.990% $5,960,896 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.99%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 5,960,896
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,638,590
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.471% $3,317,053 par due 06/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.471%
EBP, Investment, maturity date	Jun. 01, 2052
EBP, Investment, par or maturity value	$ 3,317,053
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,181,634
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $212,586 par due 06/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Jun. 01, 2031
EBP, Investment, par or maturity value	$ 212,586
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 206,213
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $230,940 par due 06/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Jun. 01, 2031
EBP, Investment, par or maturity value	$ 230,940
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 223,951
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $248,917 par due 06/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Jun. 01, 2031
EBP, Investment, par or maturity value	$ 248,917
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 241,456
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $260,163 par due 06/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Jun. 01, 2031
EBP, Investment, par or maturity value	$ 260,163
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 252,171
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $397,249 par due 09/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Sep. 01, 2034
EBP, Investment, par or maturity value	$ 397,249
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 379,352
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $44,785 par due 08/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Aug. 01, 2027
EBP, Investment, par or maturity value	$ 44,785
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 44,250
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $476,296 par due 11/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Nov. 01, 2027
EBP, Investment, par or maturity value	$ 476,296
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 470,219
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $5,384,874 par due 01/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Jan. 01, 2052
EBP, Investment, par or maturity value	$ 5,384,874
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,642,133
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $64,261 par due 12/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Dec. 01, 2026
EBP, Investment, par or maturity value	$ 64,261
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 63,750
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $652,171 par due 10/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Oct. 01, 2034
EBP, Investment, par or maturity value	$ 652,171
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 622,241
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $796,740 par due 10/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Oct. 01, 2034
EBP, Investment, par or maturity value	$ 796,740
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 759,485
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $92,209 par due 08/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Aug. 01, 2027
EBP, Investment, par or maturity value	$ 92,209
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 91,145
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.500% $981,945 par due 12/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Dec. 01, 2034
EBP, Investment, par or maturity value	$ 981,945
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 936,947
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.543% $3,859,152 par due 06/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.543%
EBP, Investment, maturity date	Jun. 01, 2052
EBP, Investment, par or maturity value	$ 3,859,152
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,704,176
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.590% $4,438,000 par due 03/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.59%
EBP, Investment, maturity date	Mar. 01, 2029
EBP, Investment, par or maturity value	$ 4,438,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,267,816
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.590% $5,010,000 par due 12/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.59%
EBP, Investment, maturity date	Dec. 01, 2030
EBP, Investment, par or maturity value	$ 5,010,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,668,503
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.628% $630,932 par due 12/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.628%
EBP, Investment, maturity date	Dec. 01, 2049
EBP, Investment, par or maturity value	$ 630,932
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 637,843
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.669% $1,808,511 par due 01/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.669%
EBP, Investment, maturity date	Jan. 01, 2050
EBP, Investment, par or maturity value	$ 1,808,511
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,826,012
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.738% $1,587,632 par due 01/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.738%
EBP, Investment, maturity date	Jan. 01, 2050
EBP, Investment, par or maturity value	$ 1,587,632
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,603,757
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.743% $684,597 par due 12/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.743%
EBP, Investment, maturity date	Dec. 01, 2049
EBP, Investment, par or maturity value	$ 684,597
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 692,654
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.777% $1,442,778 par due 11/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.777%
EBP, Investment, maturity date	Nov. 01, 2049
EBP, Investment, par or maturity value	$ 1,442,778
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,463,054
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.839% $284,595 par due 11/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.839%
EBP, Investment, maturity date	Nov. 01, 2049
EBP, Investment, par or maturity value	$ 284,595
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 288,743
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.840% $2,645,276 par due 01/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.84%
EBP, Investment, maturity date	Jan. 01, 2027
EBP, Investment, par or maturity value	$ 2,645,276
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,614,829
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.841% $236,160 par due 12/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.841%
EBP, Investment, maturity date	Dec. 01, 2049
EBP, Investment, par or maturity value	$ 236,160
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 239,273
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.851% $479,083 par due 11/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.851%
EBP, Investment, maturity date	Nov. 01, 2049
EBP, Investment, par or maturity value	$ 479,083
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 486,060
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 2.885% $3,590,000 par due 05/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.885%
EBP, Investment, maturity date	May 01, 2029
EBP, Investment, par or maturity value	$ 3,590,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,472,496
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $105,056 par due 02/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Feb. 01, 2031
EBP, Investment, par or maturity value	$ 105,056
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 103,178
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $128,402 par due 02/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Feb. 01, 2031
EBP, Investment, par or maturity value	$ 128,402
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 126,106
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $177,641 par due 07/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jul. 01, 2034
EBP, Investment, par or maturity value	$ 177,641
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 171,289
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $179,676 par due 05/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	May 01, 2031
EBP, Investment, par or maturity value	$ 179,676
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 176,201
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $226,022 par due 08/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Aug. 01, 2027
EBP, Investment, par or maturity value	$ 226,022
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 224,109
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $257,666 par due 05/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	May 01, 2031
EBP, Investment, par or maturity value	$ 257,666
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 252,683
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $276,443 par due 07/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jul. 01, 2032
EBP, Investment, par or maturity value	$ 276,443
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 268,376
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $322,370 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 322,370
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 312,118
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $400,255 par due 03/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Mar. 01, 2033
EBP, Investment, par or maturity value	$ 400,255
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 387,242
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $406,888 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 406,888
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 394,504
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $47,088 par due 02/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Feb. 01, 2027
EBP, Investment, par or maturity value	$ 47,088
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 46,765
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $572,350 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 572,350
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 555,571
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $65,542 par due 09/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Sep. 01, 2027
EBP, Investment, par or maturity value	$ 65,542
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 64,979
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $75,211 par due 02/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Feb. 01, 2031
EBP, Investment, par or maturity value	$ 75,211
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 73,734
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $829,732 par due 04/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Apr. 01, 2031
EBP, Investment, par or maturity value	$ 829,732
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 813,431
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $831,008 par due 07/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jul. 01, 2034
EBP, Investment, par or maturity value	$ 831,008
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 806,852
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.000% $917,515 par due 12/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Dec. 01, 2049
EBP, Investment, par or maturity value	$ 917,515
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 827,357
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.038% $593,761 par due 08/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.038%
EBP, Investment, maturity date	Aug. 01, 2049
EBP, Investment, par or maturity value	$ 593,761
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 607,605
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.054% $1,140,753 par due 08/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.054%
EBP, Investment, maturity date	Aug. 01, 2049
EBP, Investment, par or maturity value	$ 1,140,753
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,165,940
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.075% $391,717 par due 05/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.075%
EBP, Investment, maturity date	May 01, 2052
EBP, Investment, par or maturity value	$ 391,717
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 380,959
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.481% $4,725,033 par due 09/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.481%
EBP, Investment, maturity date	Sep. 01, 2052
EBP, Investment, par or maturity value	$ 4,725,033
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,648,794
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $19,044,000 par due 10/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Oct. 01, 2029
EBP, Investment, par or maturity value	$ 19,044,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 18,768,909
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $327,633 par due 04/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Apr. 01, 2046
EBP, Investment, par or maturity value	$ 327,633
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 311,239
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $64,360 par due 08/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Aug. 01, 2032
EBP, Investment, par or maturity value	$ 64,360
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 62,838
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.500% $909,478 par due 11/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Nov. 01, 2046
EBP, Investment, par or maturity value	$ 909,478
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 871,796
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.595% $2,053,064 par due 07/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.595%
EBP, Investment, maturity date	Jul. 01, 2052
EBP, Investment, par or maturity value	$ 2,053,064
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,019,757
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.779% $669,225 par due 06/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.779%
EBP, Investment, maturity date	Jun. 01, 2052
EBP, Investment, par or maturity value	$ 669,225
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 661,702
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.846% $855,025 par due 07/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.846%
EBP, Investment, maturity date	Jul. 01, 2052
EBP, Investment, par or maturity value	$ 855,025
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 846,672
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.860% $2,080,000 par due 12/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.86%
EBP, Investment, maturity date	Dec. 01, 2031
EBP, Investment, par or maturity value	$ 2,080,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,044,628
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.940% $5,995,000 par due 11/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.94%
EBP, Investment, maturity date	Nov. 01, 2030
EBP, Investment, par or maturity value	$ 5,995,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,939,996
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 3.989% $189,699 par due 01/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.989%
EBP, Investment, maturity date	Jan. 01, 2049
EBP, Investment, par or maturity value	$ 189,699
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 196,873
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,081,754 par due 06/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jun. 01, 2056
EBP, Investment, par or maturity value	$ 1,081,754
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,013,755
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,184,626 par due 11/01/2040
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Nov. 01, 2040
EBP, Investment, par or maturity value	$ 1,184,626
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,169,618
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,334,319 par due 07/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jul. 01, 2056
EBP, Investment, par or maturity value	$ 1,334,319
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,250,452
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,731,568 par due 04/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Apr. 01, 2041
EBP, Investment, par or maturity value	$ 1,731,568
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,709,636
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $1,994,276 par due 07/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jul. 01, 2056
EBP, Investment, par or maturity value	$ 1,994,276
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,878,807
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $14,771,369 par due 06/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jun. 01, 2052
EBP, Investment, par or maturity value	$ 14,771,369
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 14,174,871
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $228,167 par due 01/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jan. 01, 2041
EBP, Investment, par or maturity value	$ 228,167
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 225,840
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $278,230 par due 02/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Feb. 01, 2034
EBP, Investment, par or maturity value	$ 278,230
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 278,586
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $3,637,180 par due 08/01/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Aug. 01, 2051
EBP, Investment, par or maturity value	$ 3,637,180
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,478,541
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $411,169 par due 02/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Feb. 01, 2034
EBP, Investment, par or maturity value	$ 411,169
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 411,680
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.000% $446,166 par due 11/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Nov. 01, 2045
EBP, Investment, par or maturity value	$ 446,166
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 436,460
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.080% $1,430,000 par due 10/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.08%
EBP, Investment, maturity date	Oct. 01, 2029
EBP, Investment, par or maturity value	$ 1,430,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,429,318
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.089% $2,999,203 par due 08/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.089%
EBP, Investment, maturity date	Aug. 01, 2052
EBP, Investment, par or maturity value	$ 2,999,203
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,986,631
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.165% $2,800,000 par due 12/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.165%
EBP, Investment, maturity date	Dec. 01, 2032
EBP, Investment, par or maturity value	$ 2,800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,760,184
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.215% $178,493 par due 11/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.215%
EBP, Investment, maturity date	Nov. 01, 2032
EBP, Investment, par or maturity value	$ 178,493
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 174,952
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.235% $6,005,000 par due 06/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.235%
EBP, Investment, maturity date	Jun. 01, 2031
EBP, Investment, par or maturity value	$ 6,005,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,020,775
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.255% $220,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.255%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 220,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 221,892
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.255% $290,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.255%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 290,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 292,495
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.280% $1,350,000 par due 02/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.28%
EBP, Investment, maturity date	Feb. 01, 2030
EBP, Investment, par or maturity value	$ 1,350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,362,883
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.280% $2,040,000 par due 02/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.28%
EBP, Investment, maturity date	Feb. 01, 2030
EBP, Investment, par or maturity value	$ 2,040,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,059,468
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.300% $260,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 260,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 262,674
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.300% $350,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 353,599
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.320% $1,420,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.32%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 1,420,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,435,663
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.320% $1,890,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.32%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 1,890,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,910,847
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.325% $2,840,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.325%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 2,840,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,866,588
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.340% $1,090,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.34%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 1,090,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,102,838
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.340% $1,450,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.34%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 1,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,467,078
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.350% $1,740,000 par due 12/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Dec. 01, 2029
EBP, Investment, par or maturity value	$ 1,740,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,757,852
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.360% $630,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.36%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 637,891
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.360% $840,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.36%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 840,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 850,521
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.400% $2,305,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 2,305,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,333,029
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.400% $2,345,000 par due 01/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jan. 01, 2032
EBP, Investment, par or maturity value	$ 2,345,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,358,578
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.450% $2,300,000 par due 01/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Jan. 01, 2031
EBP, Investment, par or maturity value	$ 2,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,329,737
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.486% $49,899 par due 05/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.486%
EBP, Investment, maturity date	May 01, 2036
EBP, Investment, par or maturity value	$ 49,899
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 49,485
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.486% $87,323 par due 05/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.486%
EBP, Investment, maturity date	May 01, 2036
EBP, Investment, par or maturity value	$ 87,323
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 86,598
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.490% $3,000,000 par due 07/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.49%
EBP, Investment, maturity date	Jul. 01, 2032
EBP, Investment, par or maturity value	$ 3,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,023,664
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $1,336,099 par due 06/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Jun. 01, 2056
EBP, Investment, par or maturity value	$ 1,336,099
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,298,045
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $1,502,963 par due 09/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Sep. 01, 2052
EBP, Investment, par or maturity value	$ 1,502,963
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,482,878
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $1,954,048 par due 01/01/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Jan. 01, 2051
EBP, Investment, par or maturity value	$ 1,954,048
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,912,949
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $12,864,285 par due 10/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Oct. 01, 2052
EBP, Investment, par or maturity value	$ 12,864,285
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 12,680,288
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $2,308,755 par due 06/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Jun. 01, 2056
EBP, Investment, par or maturity value	$ 2,308,755
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,254,425
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $727,546 par due 11/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Nov. 01, 2048
EBP, Investment, par or maturity value	$ 727,546
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 722,731
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.500% $922,346 par due 06/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Jun. 01, 2056
EBP, Investment, par or maturity value	$ 922,346
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 896,076
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.515% $6,520,000 par due 12/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.515%
EBP, Investment, maturity date	Dec. 01, 2029
EBP, Investment, par or maturity value	$ 6,520,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,618,478
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.528% $2,205,656 par due 08/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.528%
EBP, Investment, maturity date	Aug. 01, 2052
EBP, Investment, par or maturity value	$ 2,205,656
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,218,491
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.555% $1,574,000 par due 03/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.555%
EBP, Investment, maturity date	Mar. 01, 2030
EBP, Investment, par or maturity value	$ 1,574,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,604,085
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.570% $3,273,523 par due 10/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.57%
EBP, Investment, maturity date	Oct. 01, 2052
EBP, Investment, par or maturity value	$ 3,273,523
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,294,641
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.570% $4,630,000 par due 05/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.57%
EBP, Investment, maturity date	May 01, 2031
EBP, Investment, par or maturity value	$ 4,630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,694,051
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.620% $4,880,000 par due 01/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.62%
EBP, Investment, maturity date	Jan. 01, 2032
EBP, Investment, par or maturity value	$ 4,880,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,951,019
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.630% $3,025,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.63%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 3,025,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,085,494
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.653% $83,783 par due 10/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.653%
EBP, Investment, maturity date	Oct. 01, 2032
EBP, Investment, par or maturity value	$ 83,783
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 83,053
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.687% $1,052,425 par due 10/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.687%
EBP, Investment, maturity date	Oct. 01, 2052
EBP, Investment, par or maturity value	$ 1,052,425
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,061,654
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.710% $2,370,000 par due 07/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.71%
EBP, Investment, maturity date	Jul. 01, 2030
EBP, Investment, par or maturity value	$ 2,370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,415,720
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.730% $4,370,000 par due 05/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.73%
EBP, Investment, maturity date	May 01, 2031
EBP, Investment, par or maturity value	$ 4,370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,478,380
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.790% $1,630,000 par due 03/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.79%
EBP, Investment, maturity date	Mar. 01, 2028
EBP, Investment, par or maturity value	$ 1,630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,645,765
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.846% $2,684,372 par due 12/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.846%
EBP, Investment, maturity date	Dec. 01, 2052
EBP, Investment, par or maturity value	$ 2,684,372
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,716,716
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.860% $2,120,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.86%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 2,120,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,180,585
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.860% $5,110,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.86%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 5,110,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,256,034
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.920% $8,510,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.92%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 8,510,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,720,793
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.980% $3,259,321 par due 07/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.98%
EBP, Investment, maturity date	Jul. 01, 2030
EBP, Investment, par or maturity value	$ 3,259,321
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,357,414
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 4.990% $2,632,894 par due 07/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.99%
EBP, Investment, maturity date	Jul. 01, 2030
EBP, Investment, par or maturity value	$ 2,632,894
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,713,161
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $1,151,583 par due 08/01/2056
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Aug. 01, 2056
EBP, Investment, par or maturity value	$ 1,151,583
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,161,404
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $123,339 par due 11/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Nov. 01, 2033
EBP, Investment, par or maturity value	$ 123,339
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 125,097
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $155,384 par due 06/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jun. 01, 2035
EBP, Investment, par or maturity value	$ 155,384
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 157,627
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $184,146 par due 10/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Oct. 01, 2035
EBP, Investment, par or maturity value	$ 184,146
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 189,216
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $2,318,697 par due 08/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Aug. 01, 2029
EBP, Investment, par or maturity value	$ 2,318,697
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,383,766
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $280,939 par due 06/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jun. 01, 2035
EBP, Investment, par or maturity value	$ 280,939
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 284,993
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $598,138 par due 03/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Mar. 01, 2036
EBP, Investment, par or maturity value	$ 598,138
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 616,939
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $7,391,262 par due 10/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Oct. 01, 2052
EBP, Investment, par or maturity value	$ 7,391,262
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,460,303
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $77,217 par due 10/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Oct. 01, 2035
EBP, Investment, par or maturity value	$ 77,217
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 79,359
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.000% $81,482 par due 09/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Sep. 01, 2033
EBP, Investment, par or maturity value	$ 81,482
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 82,652
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.090% $4,120,000 par due 01/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.09%
EBP, Investment, maturity date	Jan. 01, 2029
EBP, Investment, par or maturity value	$ 4,120,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,246,538
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.098% $808,446 par due 11/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.098%
EBP, Investment, maturity date	Nov. 01, 2052
EBP, Investment, par or maturity value	$ 808,446
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 822,345
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.144% $7,293,845 par due 06/01/2053
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.144%
EBP, Investment, maturity date	Jun. 01, 2053
EBP, Investment, par or maturity value	$ 7,293,845
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,439,948
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.180% $2,200,000 par due 12/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.18%
EBP, Investment, maturity date	Dec. 01, 2028
EBP, Investment, par or maturity value	$ 2,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,270,825
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.203% $500,271 par due 12/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.203%
EBP, Investment, maturity date	Dec. 01, 2052
EBP, Investment, par or maturity value	$ 500,271
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 509,860
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.240% $2,331,442 par due 12/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.24%
EBP, Investment, maturity date	Dec. 01, 2030
EBP, Investment, par or maturity value	$ 2,331,442
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,423,791
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.255% $27,278 par due 11/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.255%
EBP, Investment, maturity date	Nov. 01, 2041
EBP, Investment, par or maturity value	$ 27,278
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 27,424
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.277% $9,979 par due 04/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.277%
EBP, Investment, maturity date	Apr. 01, 2044
EBP, Investment, par or maturity value	$ 9,979
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 9,943
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.330% $5,110,000 par due 12/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.33%
EBP, Investment, maturity date	Dec. 01, 2028
EBP, Investment, par or maturity value	$ 5,110,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,300,169
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.380% $7,260,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.38%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 7,260,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,529,753
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $114,434 par due 09/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Sep. 01, 2036
EBP, Investment, par or maturity value	$ 114,434
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 117,570
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $23,229 par due 02/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Feb. 01, 2036
EBP, Investment, par or maturity value	$ 23,229
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 23,536
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $243,743 par due 04/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Apr. 01, 2033
EBP, Investment, par or maturity value	$ 243,743
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 249,556
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $38,312 par due 04/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Apr. 01, 2036
EBP, Investment, par or maturity value	$ 38,312
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 40,079
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $5,325,283 par due 10/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Oct. 01, 2052
EBP, Investment, par or maturity value	$ 5,325,283
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,486,005
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.500% $55,813 par due 04/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Apr. 01, 2033
EBP, Investment, par or maturity value	$ 55,813
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 57,144
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.540% $5,600,000 par due 12/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.54%
EBP, Investment, maturity date	Dec. 01, 2027
EBP, Investment, par or maturity value	$ 5,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,750,506
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.734% $7,007 par due 04/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.734%
EBP, Investment, maturity date	Apr. 01, 2037
EBP, Investment, par or maturity value	$ 7,007
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,103
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.781% $146,421 par due 10/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.781%
EBP, Investment, maturity date	Oct. 01, 2033
EBP, Investment, par or maturity value	$ 146,421
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 148,600
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.882% $71,729 par due 12/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.882%
EBP, Investment, maturity date	Dec. 01, 2033
EBP, Investment, par or maturity value	$ 71,729
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 73,255
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.901% $27,490 par due 08/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.901%
EBP, Investment, maturity date	Aug. 01, 2035
EBP, Investment, par or maturity value	$ 27,490
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 27,938
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.908% $17,990 par due 05/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.908%
EBP, Investment, maturity date	May 01, 2034
EBP, Investment, par or maturity value	$ 17,990
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 18,582
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.944% $321,147 par due 06/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.944%
EBP, Investment, maturity date	Jun. 01, 2034
EBP, Investment, par or maturity value	$ 321,147
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 330,597
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.950% $8,836 par due 01/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.95%
EBP, Investment, maturity date	Jan. 01, 2037
EBP, Investment, par or maturity value	$ 8,836
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,939
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.975% $35,367 par due 12/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.975%
EBP, Investment, maturity date	Dec. 01, 2045
EBP, Investment, par or maturity value	$ 35,367
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 36,771
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 5.987% $205,498 par due 06/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.987%
EBP, Investment, maturity date	Jun. 01, 2033
EBP, Investment, par or maturity value	$ 205,498
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 209,754
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.000% $12,548 par due 02/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Feb. 01, 2033
EBP, Investment, par or maturity value	$ 12,548
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 12,877
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.000% $23,978 par due 09/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Sep. 01, 2038
EBP, Investment, par or maturity value	$ 23,978
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 24,440
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.058% $14,478 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.058%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 14,478
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 15,046
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.094% $261,852 par due 11/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.094%
EBP, Investment, maturity date	Nov. 01, 2047
EBP, Investment, par or maturity value	$ 261,852
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 272,550
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.095% $50,545 par due 11/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.095%
EBP, Investment, maturity date	Nov. 01, 2046
EBP, Investment, par or maturity value	$ 50,545
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 52,613
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.100% $162,306 par due 11/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.10%
EBP, Investment, maturity date	Nov. 01, 2045
EBP, Investment, par or maturity value	$ 162,306
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 168,806
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.102% $53,091 par due 07/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.102%
EBP, Investment, maturity date	Jul. 01, 2035
EBP, Investment, par or maturity value	$ 53,091
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 54,162
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.178% $46,757 par due 03/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.178%
EBP, Investment, maturity date	Mar. 01, 2034
EBP, Investment, par or maturity value	$ 46,757
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 48,031
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.178% $57,148 par due 03/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.178%
EBP, Investment, maturity date	Mar. 01, 2034
EBP, Investment, par or maturity value	$ 57,148
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 58,705
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.187% $61,375 par due 11/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.187%
EBP, Investment, maturity date	Nov. 01, 2048
EBP, Investment, par or maturity value	$ 61,375
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 63,717
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.187% $75,085 par due 11/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.187%
EBP, Investment, maturity date	Nov. 01, 2048
EBP, Investment, par or maturity value	$ 75,085
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 77,950
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.194% $7,802 par due 07/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.194%
EBP, Investment, maturity date	Jul. 01, 2035
EBP, Investment, par or maturity value	$ 7,802
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,035
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.197% $129,073 par due 10/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.197%
EBP, Investment, maturity date	Oct. 01, 2046
EBP, Investment, par or maturity value	$ 129,073
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 134,426
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.211% $36,344 par due 08/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.211%
EBP, Investment, maturity date	Aug. 01, 2033
EBP, Investment, par or maturity value	$ 36,344
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 37,242
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.225% $12,451 par due 06/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.225%
EBP, Investment, maturity date	Jun. 01, 2045
EBP, Investment, par or maturity value	$ 12,451
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 12,943
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.225% $86,518 par due 12/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.225%
EBP, Investment, maturity date	Dec. 01, 2046
EBP, Investment, par or maturity value	$ 86,518
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 89,953
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.233% $35,437 par due 07/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.233%
EBP, Investment, maturity date	Jul. 01, 2045
EBP, Investment, par or maturity value	$ 35,437
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 36,838
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.247% $20,355 par due 08/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.247%
EBP, Investment, maturity date	Aug. 01, 2034
EBP, Investment, par or maturity value	$ 20,355
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 21,051
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.247% $24,878 par due 08/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.247%
EBP, Investment, maturity date	Aug. 01, 2034
EBP, Investment, par or maturity value	$ 24,878
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 25,729
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.250% $55,035 par due 08/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.25%
EBP, Investment, maturity date	Aug. 01, 2044
EBP, Investment, par or maturity value	$ 55,035
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 57,309
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.255% $72,501 par due 08/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.255%
EBP, Investment, maturity date	Aug. 01, 2033
EBP, Investment, par or maturity value	$ 72,501
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 73,923
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.265% $20,766 par due 07/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.265%
EBP, Investment, maturity date	Jul. 01, 2035
EBP, Investment, par or maturity value	$ 20,766
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 21,290
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.277% $123,312 par due 07/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.277%
EBP, Investment, maturity date	Jul. 01, 2047
EBP, Investment, par or maturity value	$ 123,312
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 128,353
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.281% $231,641 par due 06/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.281%
EBP, Investment, maturity date	Jun. 01, 2047
EBP, Investment, par or maturity value	$ 231,641
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 241,132
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.297% $263,075 par due 11/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.297%
EBP, Investment, maturity date	Nov. 01, 2046
EBP, Investment, par or maturity value	$ 263,075
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 273,391
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.297% $35,853 par due 11/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.297%
EBP, Investment, maturity date	Nov. 01, 2041
EBP, Investment, par or maturity value	$ 35,853
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 37,158
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.321% $221,998 par due 08/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.321%
EBP, Investment, maturity date	Aug. 01, 2044
EBP, Investment, par or maturity value	$ 221,998
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 231,073
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.326% $224,845 par due 06/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.326%
EBP, Investment, maturity date	Jun. 01, 2047
EBP, Investment, par or maturity value	$ 224,845
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 233,965
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.334% $70,066 par due 11/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.334%
EBP, Investment, maturity date	Nov. 01, 2041
EBP, Investment, par or maturity value	$ 70,066
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 73,583
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.340% $30,865 par due 08/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.34%
EBP, Investment, maturity date	Aug. 01, 2044
EBP, Investment, par or maturity value	$ 30,865
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 31,974
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.340% $67,999 par due 08/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.34%
EBP, Investment, maturity date	Aug. 01, 2044
EBP, Investment, par or maturity value	$ 67,999
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 71,239
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.340% $86,021 par due 07/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.34%
EBP, Investment, maturity date	Jul. 01, 2046
EBP, Investment, par or maturity value	$ 86,021
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 89,488
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $117,180 par due 08/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Aug. 01, 2045
EBP, Investment, par or maturity value	$ 117,180
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 121,932
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $118,557 par due 08/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Aug. 01, 2045
EBP, Investment, par or maturity value	$ 118,557
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 123,350
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $183,617 par due 09/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Sep. 01, 2047
EBP, Investment, par or maturity value	$ 183,617
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 191,636
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $29,899 par due 08/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Aug. 01, 2045
EBP, Investment, par or maturity value	$ 29,899
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 30,948
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $36,650 par due 10/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Oct. 01, 2044
EBP, Investment, par or maturity value	$ 36,650
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 38,178
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.350% $5,811 par due 09/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Sep. 01, 2044
EBP, Investment, par or maturity value	$ 5,811
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,044
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.360% $127,511 par due 10/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.36%
EBP, Investment, maturity date	Oct. 01, 2046
EBP, Investment, par or maturity value	$ 127,511
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 132,844
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.360% $180,061 par due 07/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.36%
EBP, Investment, maturity date	Jul. 01, 2047
EBP, Investment, par or maturity value	$ 180,061
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 186,096
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.375% $79,670 par due 05/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.375%
EBP, Investment, maturity date	May 01, 2037
EBP, Investment, par or maturity value	$ 79,670
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 82,099
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.378% $123,665 par due 04/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.378%
EBP, Investment, maturity date	Apr. 01, 2036
EBP, Investment, par or maturity value	$ 123,665
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 122,814
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.434% $9,004 par due 05/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.434%
EBP, Investment, maturity date	May 01, 2036
EBP, Investment, par or maturity value	$ 9,004
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 9,257
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.441% $113,493 par due 06/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.441%
EBP, Investment, maturity date	Jun. 01, 2047
EBP, Investment, par or maturity value	$ 113,493
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 118,098
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.443% $114,041 par due 05/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.443%
EBP, Investment, maturity date	May 01, 2044
EBP, Investment, par or maturity value	$ 114,041
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 118,645
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.451% $101,680 par due 05/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.451%
EBP, Investment, maturity date	May 01, 2047
EBP, Investment, par or maturity value	$ 101,680
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 105,861
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.469% $23,669 par due 07/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.469%
EBP, Investment, maturity date	Jul. 01, 2047
EBP, Investment, par or maturity value	$ 23,669
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 24,685
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.481% $143,846 par due 03/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.481%
EBP, Investment, maturity date	Mar. 01, 2044
EBP, Investment, par or maturity value	$ 143,846
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 149,533
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.500% $79,239 par due 10/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.50%
EBP, Investment, maturity date	Oct. 01, 2041
EBP, Investment, par or maturity value	$ 79,239
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 82,305
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.510% $42,237 par due 03/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.51%
EBP, Investment, maturity date	Mar. 01, 2044
EBP, Investment, par or maturity value	$ 42,237
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 43,830
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.563% $208,440 par due 02/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.563%
EBP, Investment, maturity date	Feb. 01, 2048
EBP, Investment, par or maturity value	$ 208,440
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 216,407
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.565% $449,027 par due 05/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.565%
EBP, Investment, maturity date	May 01, 2048
EBP, Investment, par or maturity value	$ 449,027
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 466,849
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.586% $162,540 par due 02/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.586%
EBP, Investment, maturity date	Feb. 01, 2045
EBP, Investment, par or maturity value	$ 162,540
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 169,601
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.600% $179,519 par due 04/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.60%
EBP, Investment, maturity date	Apr. 01, 2045
EBP, Investment, par or maturity value	$ 179,519
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 186,644
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.600% $63,760 par due 04/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.60%
EBP, Investment, maturity date	Apr. 01, 2045
EBP, Investment, par or maturity value	$ 63,760
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 65,971
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.625% $89,379 par due 05/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.625%
EBP, Investment, maturity date	May 01, 2038
EBP, Investment, par or maturity value	$ 89,379
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 92,530
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.637% $18,740 par due 03/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.637%
EBP, Investment, maturity date	Mar. 01, 2042
EBP, Investment, par or maturity value	$ 18,740
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 19,444
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.637% $18,987 par due 03/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.637%
EBP, Investment, maturity date	Mar. 01, 2042
EBP, Investment, par or maturity value	$ 18,987
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 19,700
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.690% $17,311 par due 01/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.69%
EBP, Investment, maturity date	Jan. 01, 2041
EBP, Investment, par or maturity value	$ 17,311
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 17,939
Investment, Identifier [Axis]: Fannie Mae Pool Synthetic GIC Asset Fixed Income Investments 6.815% $2,200 par due 02/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.815%
EBP, Investment, maturity date	Feb. 01, 2041
EBP, Investment, par or maturity value	$ 2,200
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,280
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2002-W12 Synthetic GIC Asset Fixed Income Investments 5.066% $518 par due 02/25/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMIC Trust 2002-W12 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.066%
EBP, Investment, maturity date	Feb. 25, 2033
EBP, Investment, par or maturity value	$ 518
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 517
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2003-W11 Synthetic GIC Asset Fixed Income Investments 7.112% $9,871 par due 07/25/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMIC Trust 2003-W11 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.112%
EBP, Investment, maturity date	Jul. 25, 2033
EBP, Investment, par or maturity value	$ 9,871
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 9,889
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2004-W11 Synthetic GIC Asset Fixed Income Investments 7.000% $272,653 par due 05/25/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMIC Trust 2004-W11 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	May 25, 2044
EBP, Investment, par or maturity value	$ 272,653
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 277,202
Investment, Identifier [Axis]: Fannie Mae REMIC Trust 2005-W1 Synthetic GIC Asset Fixed Income Investments 6.500% $67,788 par due 10/25/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMIC Trust 2005-W1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.50%
EBP, Investment, maturity date	Oct. 25, 2044
EBP, Investment, par or maturity value	$ 67,788
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 70,755
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 2.500% $10,188 par due 03/25/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMICS [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Mar. 25, 2037
EBP, Investment, par or maturity value	$ 10,188
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 9,872
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 5.500% $577,688 par due 04/25/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMICS [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Apr. 25, 2035
EBP, Investment, par or maturity value	$ 577,688
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 600,663
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 5.500% $584,606 par due 04/25/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMICS [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Apr. 25, 2035
EBP, Investment, par or maturity value	$ 584,606
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 611,759
Investment, Identifier [Axis]: Fannie Mae REMICS Synthetic GIC Asset Fixed Income Investments 5.500% $86,653 par due 04/25/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae REMICS [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Apr. 25, 2035
EBP, Investment, par or maturity value	$ 86,653
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 90,099
Investment, Identifier [Axis]: Fannie Mae Trust 2003-W6 Synthetic GIC Asset Fixed Income Investments 6.500% $34,321 par due 09/25/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Trust 2003-W6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.50%
EBP, Investment, maturity date	Sep. 25, 2042
EBP, Investment, par or maturity value	$ 34,321
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 35,450
Investment, Identifier [Axis]: Fannie Mae Trust 2003-W6 Synthetic GIC Asset Fixed Income Investments 6.500% $76,027 par due 09/25/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Trust 2003-W6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.50%
EBP, Investment, maturity date	Sep. 25, 2042
EBP, Investment, par or maturity value	$ 76,027
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 78,527
Investment, Identifier [Axis]: Fannie Mae Trust 2003-W8 Synthetic GIC Asset Fixed Income Investments 7.000% $5,612 par due 10/25/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Trust 2003-W8 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	Oct. 25, 2042
EBP, Investment, par or maturity value	$ 5,612
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,802
Investment, Identifier [Axis]: Fannie Mae Trust 2004-W1 Synthetic GIC Asset Fixed Income Investments 7.000% $163,449 par due 12/25/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Trust 2004-W1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	Dec. 25, 2033
EBP, Investment, par or maturity value	$ 163,449
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 172,141
Investment, Identifier [Axis]: Fannie Mae Trust 2004-W2 Synthetic GIC Asset Fixed Income Investments 7.000% $22,222 par due 02/25/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fannie Mae Trust 2004-W2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	Feb. 25, 2044
EBP, Investment, par or maturity value	$ 22,222
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 23,086
Investment, Identifier [Axis]: FedEx Corp Synthetic GIC Asset Fixed Income Investments 3.100% $1,260,000 par due 08/05/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FedEx Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.10%
EBP, Investment, maturity date	Aug. 05, 2029
EBP, Investment, par or maturity value	$ 1,260,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,211,887
Investment, Identifier [Axis]: FedEx Corp Synthetic GIC Asset Fixed Income Investments 3.100% $738,000 par due 08/05/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FedEx Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.10%
EBP, Investment, maturity date	Aug. 05, 2029
EBP, Investment, par or maturity value	$ 738,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 709,819
Investment, Identifier [Axis]: FedEx Corp Synthetic GIC Asset Fixed Income Investments 3.400% $1,560,000 par due 02/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FedEx Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.40%
EBP, Investment, maturity date	Feb. 15, 2028
EBP, Investment, par or maturity value	$ 1,560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,537,795
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 3.200% $1,100,000 par due 06/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Federal Realty OP LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.20%
EBP, Investment, maturity date	Jun. 15, 2029
EBP, Investment, par or maturity value	$ 1,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,063,434
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 3.250% $1,230,000 par due 07/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Federal Realty OP LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.25%
EBP, Investment, maturity date	Jul. 15, 2027
EBP, Investment, par or maturity value	$ 1,230,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,215,512
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 5.375% $1,100,000 par due 05/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Federal Realty OP LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.375%
EBP, Investment, maturity date	May 01, 2028
EBP, Investment, par or maturity value	$ 1,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,127,917
Investment, Identifier [Axis]: Federal Realty OP LP Synthetic GIC Asset Fixed Income Investments 5.375% $1,699,000 par due 05/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Federal Realty OP LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.375%
EBP, Investment, maturity date	May 01, 2028
EBP, Investment, par or maturity value	$ 1,699,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,742,119
Investment, Identifier [Axis]: Fifth Third Auto Trust 2023-1 Synthetic GIC Asset Fixed Income Investments 5.530% $2,770,268 par due 08/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fifth Third Auto Trust 2023-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.53%
EBP, Investment, maturity date	Aug. 15, 2028
EBP, Investment, par or maturity value	$ 2,770,268
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,793,236
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.055% $350,000 par due 04/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fifth Third Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.055%
EBP, Investment, maturity date	Apr. 25, 2028
EBP, Investment, par or maturity value	$ 350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 349,734
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.055% $630,000 par due 04/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fifth Third Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.055%
EBP, Investment, maturity date	Apr. 25, 2028
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 629,522
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.337% $180,000 par due 04/25/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fifth Third Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.337%
EBP, Investment, maturity date	Apr. 25, 2033
EBP, Investment, par or maturity value	$ 180,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 176,228
Investment, Identifier [Axis]: Fifth Third Bancorp Synthetic GIC Asset Fixed Income Investments 4.772% $1,290,000 par due 07/28/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fifth Third Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.772%
EBP, Investment, maturity date	Jul. 28, 2030
EBP, Investment, par or maturity value	$ 1,290,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,306,308
Investment, Identifier [Axis]: Fifth Third Bank NA Synthetic GIC Asset Fixed Income Investments 3.850% $1,535,000 par due 03/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fifth Third Bank NA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.85%
EBP, Investment, maturity date	Mar. 15, 2026
EBP, Investment, par or maturity value	$ 1,535,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,533,798
Investment, Identifier [Axis]: Fifth Third Bank NA Synthetic GIC Asset Fixed Income Investments 4.967% $970,000 par due 01/28/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fifth Third Bank NA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.967%
EBP, Investment, maturity date	Jan. 28, 2028
EBP, Investment, par or maturity value	$ 970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 979,213
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co Synthetic GIC Asset Fixed Income Investments 5.150% $380,000 par due 03/30/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FirstEnergy Pennsylvania Electric Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Mar. 30, 2026
EBP, Investment, par or maturity value	$ 380,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 380,901
Investment, Identifier [Axis]: FirstEnergy Pennsylvania Electric Co Synthetic GIC Asset Fixed Income Investments 5.200% $670,000 par due 04/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FirstEnergy Pennsylvania Electric Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Apr. 01, 2028
EBP, Investment, par or maturity value	$ 670,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 684,235
Investment, Identifier [Axis]: FirstEnergy Transmission LLC Synthetic GIC Asset Fixed Income Investments 2.866% $480,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	FirstEnergy Transmission LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.866%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 464,212
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 3.500% $550,000 par due 07/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fiserv Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Jul. 01, 2029
EBP, Investment, par or maturity value	$ 550,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 533,724
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 4.200% $2,000,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fiserv Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 2,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,995,526
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 4.550% $210,000 par due 02/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fiserv Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.55%
EBP, Investment, maturity date	Feb. 15, 2031
EBP, Investment, par or maturity value	$ 210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 207,999
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 5.375% $1,820,000 par due 08/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fiserv Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.375%
EBP, Investment, maturity date	Aug. 21, 2028
EBP, Investment, par or maturity value	$ 1,820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,866,898
Investment, Identifier [Axis]: Fiserv Inc Synthetic GIC Asset Fixed Income Investments 5.450% $630,000 par due 03/02/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Fiserv Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.45%
EBP, Investment, maturity date	Mar. 02, 2028
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 645,300
Investment, Identifier [Axis]: Florida Gas Transmission Co LLC Synthetic GIC Asset Fixed Income Investments 2.300% $895,000 par due 10/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Florida Gas Transmission Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.30%
EBP, Investment, maturity date	Oct. 01, 2031
EBP, Investment, par or maturity value	$ 895,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 794,272
Investment, Identifier [Axis]: Florida Gas Transmission Co LLC Synthetic GIC Asset Fixed Income Investments 2.550% $700,000 par due 07/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Florida Gas Transmission Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.55%
EBP, Investment, maturity date	Jul. 01, 2030
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 647,319
Investment, Identifier [Axis]: Ford Credit Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.230% $2,675,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Auto Lease Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.23%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 2,675,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,692,639
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2022-REV1 Synthetic GIC Asset Fixed Income Investments 3.880% $1,915,000 par due 11/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Auto Owner Trust 2022-REV1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.88%
EBP, Investment, maturity date	Nov. 15, 2034
EBP, Investment, par or maturity value	$ 1,915,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,915,308
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2023-C Synthetic GIC Asset Fixed Income Investments 5.530% $3,404,718 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Auto Owner Trust 2023-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.53%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 3,404,718
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,439,500
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.070% $3,845,000 par due 07/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Auto Owner Trust 2024-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.07%
EBP, Investment, maturity date	Jul. 15, 2029
EBP, Investment, par or maturity value	$ 3,845,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,857,039
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.450% $1,805,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Auto Owner Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 1,805,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,823,072
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust 2025-REV2 Synthetic GIC Asset Fixed Income Investments 4.370% $2,520,000 par due 02/15/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Auto Owner Trust 2025-REV2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.37%
EBP, Investment, maturity date	Feb. 15, 2038
EBP, Investment, par or maturity value	$ 2,520,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,542,960
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust/Ford Credit Synthetic GIC Asset Fixed Income Investments 4.860% $2,385,000 par due 08/15/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Auto Owner Trust/Ford Credit [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.86%
EBP, Investment, maturity date	Aug. 15, 2037
EBP, Investment, par or maturity value	$ 2,385,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,452,643
Investment, Identifier [Axis]: Ford Credit Floorplan Master Owner Trust A Synthetic GIC Asset Fixed Income Investments 4.060% $1,825,000 par due 09/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Floorplan Master Owner Trust A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.06%
EBP, Investment, maturity date	Sep. 15, 2030
EBP, Investment, par or maturity value	$ 1,825,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,830,962
Investment, Identifier [Axis]: Ford Credit Floorplan Master Owner Trust A Synthetic GIC Asset Fixed Income Investments 5.290% $2,205,000 par due 04/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Credit Floorplan Master Owner Trust A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.29%
EBP, Investment, maturity date	Apr. 15, 2029
EBP, Investment, par or maturity value	$ 2,205,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,244,106
Investment, Identifier [Axis]: Ford Motor Credit Co LLC Synthetic GIC Asset Fixed Income Investments 5.125% $1,340,000 par due 11/05/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Motor Credit Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.125%
EBP, Investment, maturity date	Nov. 05, 2026
EBP, Investment, par or maturity value	$ 1,340,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,347,378
Investment, Identifier [Axis]: Ford Motor Credit Co LLC Synthetic GIC Asset Fixed Income Investments 5.303% $680,000 par due 09/06/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ford Motor Credit Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.303%
EBP, Investment, maturity date	Sep. 06, 2029
EBP, Investment, par or maturity value	$ 680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 685,165
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $13,604 par due 10/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Oct. 01, 2026
EBP, Investment, par or maturity value	$ 13,604
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 13,532
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $151,423 par due 08/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Aug. 01, 2027
EBP, Investment, par or maturity value	$ 151,423
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 150,224
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $85,434 par due 08/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Aug. 01, 2027
EBP, Investment, par or maturity value	$ 85,434
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 84,758
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.000% $917,533 par due 01/01/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2043
EBP, Investment, par or maturity value	$ 917,533
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 851,366
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 3.500% $61,787 par due 02/01/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Feb. 01, 2043
EBP, Investment, par or maturity value	$ 61,787
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 58,861
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 4.000% $465,227 par due 01/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jan. 01, 2047
EBP, Investment, par or maturity value	$ 465,227
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 452,086
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 4.000% $578,917 par due 04/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Apr. 01, 2046
EBP, Investment, par or maturity value	$ 578,917
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 560,777
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 4.000% $980 par due 02/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Feb. 01, 2026
EBP, Investment, par or maturity value	$ 980
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 978
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 5.500% $40,537 par due 12/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Dec. 01, 2033
EBP, Investment, par or maturity value	$ 40,537
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 41,166
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $104,423 par due 08/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Aug. 01, 2038
EBP, Investment, par or maturity value	$ 104,423
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 110,597
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $19,870 par due 09/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Sep. 01, 2038
EBP, Investment, par or maturity value	$ 19,870
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 21,029
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $292,383 par due 08/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Aug. 01, 2038
EBP, Investment, par or maturity value	$ 292,383
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 309,672
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $61,608 par due 08/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Aug. 01, 2038
EBP, Investment, par or maturity value	$ 61,608
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 65,251
Investment, Identifier [Axis]: Freddie Mac Gold Pool Synthetic GIC Asset Fixed Income Investments 6.000% $616,078 par due 08/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Aug. 01, 2038
EBP, Investment, par or maturity value	$ 616,078
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 652,511
Investment, Identifier [Axis]: Freddie Mac Multifam Struct PT Cert Synthetic GIC Asset Fixed Income Investments 5.985% $121,937 par due 01/25/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Multifam Struct PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.985%
EBP, Investment, maturity date	Jan. 25, 2046
EBP, Investment, par or maturity value	$ 121,937
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 121,486
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.850% $8,850,000 par due 09/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Multifamily Structured PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Sep. 25, 2028
EBP, Investment, par or maturity value	$ 8,850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 9,071,259
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.860% $2,910,000 par due 10/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Multifamily Structured PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.86%
EBP, Investment, maturity date	Oct. 25, 2028
EBP, Investment, par or maturity value	$ 2,910,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,980,495
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.865% $8,122,913 par due 11/25/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Multifamily Structured PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.865%
EBP, Investment, maturity date	Nov. 25, 2029
EBP, Investment, par or maturity value	$ 8,122,913
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,136,771
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Cert Synthetic GIC Asset Fixed Income Investments 4.950% $4,158,011 par due 11/25/2054
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Multifamily Structured PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Nov. 25, 2054
EBP, Investment, par or maturity value	$ 4,158,011
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,219,204
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Certificates Synthetic GIC Asset Fixed Income Investments 1.235% $985,093 par due 05/25/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Multifamily Structured PT Certificates [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.235%
EBP, Investment, maturity date	May 25, 2051
EBP, Investment, par or maturity value	$ 985,093
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 977,379
Investment, Identifier [Axis]: Freddie Mac Multifamily Structured PT Certificates Synthetic GIC Asset Fixed Income Investments 6.393% $116,463 par due 10/25/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Multifamily Structured PT Certificates [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.393%
EBP, Investment, maturity date	Oct. 25, 2047
EBP, Investment, par or maturity value	$ 116,463
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 116,497
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 2.502% $5,608,552 par due 05/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.502%
EBP, Investment, maturity date	May 01, 2052
EBP, Investment, par or maturity value	$ 5,608,552
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,383,901
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 2.871% $69,412 par due 03/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.871%
EBP, Investment, maturity date	Mar. 01, 2046
EBP, Investment, par or maturity value	$ 69,412
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 71,333
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.215% $606,349 par due 07/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.215%
EBP, Investment, maturity date	Jul. 01, 2049
EBP, Investment, par or maturity value	$ 606,349
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 623,636
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.251% $267,764 par due 06/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.251%
EBP, Investment, maturity date	Jun. 01, 2049
EBP, Investment, par or maturity value	$ 267,764
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 273,940
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.493% $3,150,289 par due 07/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.493%
EBP, Investment, maturity date	Jul. 01, 2052
EBP, Investment, par or maturity value	$ 3,150,289
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,082,076
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.662% $4,619,822 par due 08/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.662%
EBP, Investment, maturity date	Aug. 01, 2052
EBP, Investment, par or maturity value	$ 4,619,822
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,540,019
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 3.995% $4,226,763 par due 08/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.995%
EBP, Investment, maturity date	Aug. 01, 2052
EBP, Investment, par or maturity value	$ 4,226,763
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,186,452
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.043% $5,733,935 par due 09/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.043%
EBP, Investment, maturity date	Sep. 01, 2052
EBP, Investment, par or maturity value	$ 5,733,935
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,686,544
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.148% $1,719,666 par due 09/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.148%
EBP, Investment, maturity date	Sep. 01, 2052
EBP, Investment, par or maturity value	$ 1,719,666
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,708,688
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.286% $2,654,078 par due 10/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.286%
EBP, Investment, maturity date	Oct. 01, 2052
EBP, Investment, par or maturity value	$ 2,654,078
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,646,697
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.571% $359,655 par due 11/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.571%
EBP, Investment, maturity date	Nov. 01, 2052
EBP, Investment, par or maturity value	$ 359,655
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 361,085
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.697% $299,368 par due 09/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.697%
EBP, Investment, maturity date	Sep. 01, 2052
EBP, Investment, par or maturity value	$ 299,368
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 301,318
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 4.860% $3,130,376 par due 12/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.86%
EBP, Investment, maturity date	Dec. 01, 2052
EBP, Investment, par or maturity value	$ 3,130,376
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,161,464
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 5.011% $7,446,690 par due 09/01/2053
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.011%
EBP, Investment, maturity date	Sep. 01, 2053
EBP, Investment, par or maturity value	$ 7,446,690
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,548,062
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 5.608% $4,203,359 par due 04/01/2053
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.608%
EBP, Investment, maturity date	Apr. 01, 2053
EBP, Investment, par or maturity value	$ 4,203,359
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,285,543
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 5.890% $36,948 par due 06/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.89%
EBP, Investment, maturity date	Jun. 01, 2036
EBP, Investment, par or maturity value	$ 36,948
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 37,735
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.005% $165,781 par due 11/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.005%
EBP, Investment, maturity date	Nov. 01, 2047
EBP, Investment, par or maturity value	$ 165,781
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 172,090
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.024% $19,286 par due 11/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.024%
EBP, Investment, maturity date	Nov. 01, 2046
EBP, Investment, par or maturity value	$ 19,286
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 20,127
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.029% $105,191 par due 12/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.029%
EBP, Investment, maturity date	Dec. 01, 2044
EBP, Investment, par or maturity value	$ 105,191
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 108,879
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.108% $932,718 par due 11/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.108%
EBP, Investment, maturity date	Nov. 01, 2045
EBP, Investment, par or maturity value	$ 932,718
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 968,314
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.130% $145,234 par due 11/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.13%
EBP, Investment, maturity date	Nov. 01, 2045
EBP, Investment, par or maturity value	$ 145,234
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 150,788
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.130% $29,307 par due 10/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.13%
EBP, Investment, maturity date	Oct. 01, 2045
EBP, Investment, par or maturity value	$ 29,307
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 30,475
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.130% $51,159 par due 11/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.13%
EBP, Investment, maturity date	Nov. 01, 2047
EBP, Investment, par or maturity value	$ 51,159
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 53,177
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.214% $64,929 par due 10/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.214%
EBP, Investment, maturity date	Oct. 01, 2046
EBP, Investment, par or maturity value	$ 64,929
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 67,497
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.219% $30,224 par due 12/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.219%
EBP, Investment, maturity date	Dec. 01, 2036
EBP, Investment, par or maturity value	$ 30,224
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 31,128
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.258% $309,214 par due 10/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.258%
EBP, Investment, maturity date	Oct. 01, 2046
EBP, Investment, par or maturity value	$ 309,214
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 321,544
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.265% $12,976 par due 07/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.265%
EBP, Investment, maturity date	Jul. 01, 2047
EBP, Investment, par or maturity value	$ 12,976
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 13,467
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.265% $20,066 par due 01/01/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.265%
EBP, Investment, maturity date	Jan. 01, 2041
EBP, Investment, par or maturity value	$ 20,066
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 20,746
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.265% $62,155 par due 07/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.265%
EBP, Investment, maturity date	Jul. 01, 2047
EBP, Investment, par or maturity value	$ 62,155
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 64,506
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.271% $9,481 par due 11/01/2040
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.271%
EBP, Investment, maturity date	Nov. 01, 2040
EBP, Investment, par or maturity value	$ 9,481
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 9,813
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.279% $63,671 par due 06/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.279%
EBP, Investment, maturity date	Jun. 01, 2044
EBP, Investment, par or maturity value	$ 63,671
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 65,715
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.288% $146,991 par due 06/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.288%
EBP, Investment, maturity date	Jun. 01, 2047
EBP, Investment, par or maturity value	$ 146,991
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 152,729
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.296% $174,702 par due 10/01/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.296%
EBP, Investment, maturity date	Oct. 01, 2043
EBP, Investment, par or maturity value	$ 174,702
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 181,803
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.306% $10,485 par due 06/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.306%
EBP, Investment, maturity date	Jun. 01, 2045
EBP, Investment, par or maturity value	$ 10,485
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 10,876
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.310% $260,073 par due 07/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.31%
EBP, Investment, maturity date	Jul. 01, 2045
EBP, Investment, par or maturity value	$ 260,073
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 269,901
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.336% $459,385 par due 08/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.336%
EBP, Investment, maturity date	Aug. 01, 2045
EBP, Investment, par or maturity value	$ 459,385
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 477,018
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $16,932 par due 08/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Aug. 01, 2045
EBP, Investment, par or maturity value	$ 16,932
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 17,578
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $67,662 par due 08/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Aug. 01, 2044
EBP, Investment, par or maturity value	$ 67,662
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 70,309
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $69,878 par due 08/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Aug. 01, 2045
EBP, Investment, par or maturity value	$ 69,878
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 72,546
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.350% $82,745 par due 08/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.35%
EBP, Investment, maturity date	Aug. 01, 2044
EBP, Investment, par or maturity value	$ 82,745
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 85,983
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.356% $142,806 par due 10/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.356%
EBP, Investment, maturity date	Oct. 01, 2046
EBP, Investment, par or maturity value	$ 142,806
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 148,588
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.370% $21,115 par due 08/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.37%
EBP, Investment, maturity date	Aug. 01, 2045
EBP, Investment, par or maturity value	$ 21,115
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 21,993
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.370% $75,207 par due 09/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.37%
EBP, Investment, maturity date	Sep. 01, 2045
EBP, Investment, par or maturity value	$ 75,207
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 78,151
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.380% $237,765 par due 10/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.38%
EBP, Investment, maturity date	Oct. 01, 2047
EBP, Investment, par or maturity value	$ 237,765
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 247,495
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.380% $78,929 par due 10/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.38%
EBP, Investment, maturity date	Oct. 01, 2047
EBP, Investment, par or maturity value	$ 78,929
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 82,159
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $42,880 par due 08/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.39%
EBP, Investment, maturity date	Aug. 01, 2047
EBP, Investment, par or maturity value	$ 42,880
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 44,632
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $52,409 par due 08/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.39%
EBP, Investment, maturity date	Aug. 01, 2047
EBP, Investment, par or maturity value	$ 52,409
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 54,551
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $61,164 par due 01/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.39%
EBP, Investment, maturity date	Jan. 01, 2046
EBP, Investment, par or maturity value	$ 61,164
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 63,363
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.390% $85,997 par due 08/01/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.39%
EBP, Investment, maturity date	Aug. 01, 2043
EBP, Investment, par or maturity value	$ 85,997
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 89,614
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.444% $47,643 par due 07/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.444%
EBP, Investment, maturity date	Jul. 01, 2042
EBP, Investment, par or maturity value	$ 47,643
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 49,314
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.445% $33,364 par due 12/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.445%
EBP, Investment, maturity date	Dec. 01, 2042
EBP, Investment, par or maturity value	$ 33,364
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 34,506
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.461% $77,447 par due 01/01/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.461%
EBP, Investment, maturity date	Jan. 01, 2043
EBP, Investment, par or maturity value	$ 77,447
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 80,578
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.500% $18,122 par due 08/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.50%
EBP, Investment, maturity date	Aug. 01, 2042
EBP, Investment, par or maturity value	$ 18,122
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 18,740
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.500% $65,966 par due 09/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.50%
EBP, Investment, maturity date	Sep. 01, 2042
EBP, Investment, par or maturity value	$ 65,966
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 68,725
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.505% $88,262 par due 03/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.505%
EBP, Investment, maturity date	Mar. 01, 2046
EBP, Investment, par or maturity value	$ 88,262
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 91,544
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.510% $86,583 par due 01/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.51%
EBP, Investment, maturity date	Jan. 01, 2045
EBP, Investment, par or maturity value	$ 86,583
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 89,522
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.523% $318,154 par due 01/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.523%
EBP, Investment, maturity date	Jan. 01, 2047
EBP, Investment, par or maturity value	$ 318,154
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 329,858
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.539% $124,193 par due 05/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.539%
EBP, Investment, maturity date	May 01, 2044
EBP, Investment, par or maturity value	$ 124,193
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 129,006
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.543% $97,948 par due 05/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.543%
EBP, Investment, maturity date	May 01, 2048
EBP, Investment, par or maturity value	$ 97,948
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 101,439
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.547% $190,298 par due 02/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.547%
EBP, Investment, maturity date	Feb. 01, 2046
EBP, Investment, par or maturity value	$ 190,298
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 197,931
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.553% $143,098 par due 05/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.553%
EBP, Investment, maturity date	May 01, 2042
EBP, Investment, par or maturity value	$ 143,098
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 149,118
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.555% $52,225 par due 05/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.555%
EBP, Investment, maturity date	May 01, 2047
EBP, Investment, par or maturity value	$ 52,225
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 54,263
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.556% $23,708 par due 02/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.556%
EBP, Investment, maturity date	Feb. 01, 2046
EBP, Investment, par or maturity value	$ 23,708
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 24,571
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.572% $96,978 par due 01/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.572%
EBP, Investment, maturity date	Jan. 01, 2044
EBP, Investment, par or maturity value	$ 96,978
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 100,559
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.600% $128,740 par due 05/01/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.60%
EBP, Investment, maturity date	May 01, 2044
EBP, Investment, par or maturity value	$ 128,740
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 133,827
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.600% $91,459 par due 05/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.60%
EBP, Investment, maturity date	May 01, 2045
EBP, Investment, par or maturity value	$ 91,459
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 95,300
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.600% $95,978 par due 04/01/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.60%
EBP, Investment, maturity date	Apr. 01, 2045
EBP, Investment, par or maturity value	$ 95,978
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 99,830
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.611% $116,164 par due 04/01/2046
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.611%
EBP, Investment, maturity date	Apr. 01, 2046
EBP, Investment, par or maturity value	$ 116,164
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 120,620
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.625% $3,124 par due 08/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.625%
EBP, Investment, maturity date	Aug. 01, 2035
EBP, Investment, par or maturity value	$ 3,124
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,197
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.645% $169,223 par due 09/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.645%
EBP, Investment, maturity date	Sep. 01, 2037
EBP, Investment, par or maturity value	$ 169,223
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 176,002
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.706% $7,350 par due 02/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.706%
EBP, Investment, maturity date	Feb. 01, 2042
EBP, Investment, par or maturity value	$ 7,350
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,594
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.706% $8,037 par due 02/01/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.706%
EBP, Investment, maturity date	Feb. 01, 2042
EBP, Investment, par or maturity value	$ 8,037
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,304
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.745% $14,523 par due 05/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.745%
EBP, Investment, maturity date	May 01, 2038
EBP, Investment, par or maturity value	$ 14,523
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 14,970
Investment, Identifier [Axis]: Freddie Mac Non Gold Pool Synthetic GIC Asset Fixed Income Investments 6.885% $153,441 par due 04/01/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Non Gold Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.885%
EBP, Investment, maturity date	Apr. 01, 2038
EBP, Investment, par or maturity value	$ 153,441
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 159,764
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.000% $3,859,280 par due 11/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.00%
EBP, Investment, maturity date	Nov. 01, 2050
EBP, Investment, par or maturity value	$ 3,859,280
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,186,318
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $2,600,472 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 2,600,472
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,477,813
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $3,740,881 par due 12/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Dec. 01, 2034
EBP, Investment, par or maturity value	$ 3,740,881
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,569,253
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $7,039,865 par due 12/01/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Dec. 01, 2051
EBP, Investment, par or maturity value	$ 7,039,865
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,095,482
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $841,321 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 841,321
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 801,651
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 2.500% $894,744 par due 12/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Dec. 01, 2034
EBP, Investment, par or maturity value	$ 894,744
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 855,357
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $1,698,455 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 1,698,455
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,655,717
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $2,313,969 par due 11/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Nov. 01, 2049
EBP, Investment, par or maturity value	$ 2,313,969
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,087,020
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $2,367,268 par due 01/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2050
EBP, Investment, par or maturity value	$ 2,367,268
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,135,065
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $2,387,796 par due 12/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Dec. 01, 2049
EBP, Investment, par or maturity value	$ 2,387,796
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,153,345
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $234,293 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 234,293
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 226,956
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $239,139 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 239,139
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 231,788
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $331,868 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 331,868
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 321,663
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $801,711 par due 07/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jul. 01, 2034
EBP, Investment, par or maturity value	$ 801,711
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 777,874
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.000% $948,332 par due 01/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 01, 2035
EBP, Investment, par or maturity value	$ 948,332
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 924,470
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 3.500% $64,045 par due 08/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Aug. 01, 2049
EBP, Investment, par or maturity value	$ 64,045
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 59,975
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 4.000% $3,147,779 par due 08/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Aug. 01, 2052
EBP, Investment, par or maturity value	$ 3,147,779
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,020,665
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 4.000% $3,269,335 par due 08/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Aug. 01, 2052
EBP, Investment, par or maturity value	$ 3,269,335
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,125,063
Investment, Identifier [Axis]: Freddie Mac Pool Synthetic GIC Asset Fixed Income Investments 4.500% $2,661,300 par due 09/01/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Sep. 01, 2052
EBP, Investment, par or maturity value	$ 2,661,300
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,622,853
Investment, Identifier [Axis]: Freddie Mac REMICS Synthetic GIC Asset Fixed Income Investments 3.000% $11,970 par due 12/15/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac REMICS [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Dec. 15, 2044
EBP, Investment, par or maturity value	$ 11,970
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,495
Investment, Identifier [Axis]: Freddie Mac Struct PT Cert Synthetic GIC Asset Fixed Income Investments 5.231% $1,495,870 par due 05/25/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Mac Struct PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.231%
EBP, Investment, maturity date	May 25, 2043
EBP, Investment, par or maturity value	$ 1,495,870
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,427,951
Investment, Identifier [Axis]: Freddie Struct PT Cert Synthetic GIC Asset Fixed Income Investments 7.000% $114,142 par due 07/25/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Struct PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	Jul. 25, 2043
EBP, Investment, par or maturity value	$ 114,142
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 121,342
Investment, Identifier [Axis]: Freddie Struct PT Cert Synthetic GIC Asset Fixed Income Investments 7.000% $346,501 par due 07/25/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Freddie Struct PT Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	7.00%
EBP, Investment, maturity date	Jul. 25, 2043
EBP, Investment, par or maturity value	$ 346,501
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 368,359
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.150% $240,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GE HealthCare Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 240,774
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.650% $1,680,000 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GE HealthCare Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.65%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 1,680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,729,809
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.650% $1,790,000 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GE HealthCare Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.65%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 1,790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,843,070
Investment, Identifier [Axis]: GE HealthCare Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.857% $530,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GE HealthCare Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.857%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 530,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 560,871
Investment, Identifier [Axis]: GM Financial Consumer Auto Rec Trust 2024-3 Synthetic GIC Asset Fixed Income Investments 5.130% $2,575,000 par due 04/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GM Financial Consumer Auto Rec Trust 2024-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.13%
EBP, Investment, maturity date	Apr. 16, 2029
EBP, Investment, par or maturity value	$ 2,575,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,602,205
Investment, Identifier [Axis]: GM Financial Consumer Automobile Rec Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.850% $3,581,180 par due 12/18/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GM Financial Consumer Automobile Rec Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Dec. 18, 2028
EBP, Investment, par or maturity value	$ 3,581,180
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,603,040
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2022-1 Synthetic GIC Asset Fixed Income Investments 5.910% $1,525,000 par due 10/11/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GM Financial Revolving Receivables Trust 2022-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.91%
EBP, Investment, maturity date	Oct. 11, 2035
EBP, Investment, par or maturity value	$ 1,525,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,580,367
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2023-2 Synthetic GIC Asset Fixed Income Investments 5.770% $3,125,000 par due 08/11/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GM Financial Revolving Receivables Trust 2023-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.77%
EBP, Investment, maturity date	Aug. 11, 2036
EBP, Investment, par or maturity value	$ 3,125,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,280,844
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.980% $1,595,000 par due 12/11/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GM Financial Revolving Receivables Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.98%
EBP, Investment, maturity date	Dec. 11, 2036
EBP, Investment, par or maturity value	$ 1,595,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,640,973
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 4.520% $3,010,000 par due 03/11/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GM Financial Revolving Receivables Trust 2024-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.52%
EBP, Investment, maturity date	Mar. 11, 2037
EBP, Investment, par or maturity value	$ 3,010,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,060,815
Investment, Identifier [Axis]: GM Financial Revolving Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.640% $2,210,000 par due 12/11/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GM Financial Revolving Receivables Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.64%
EBP, Investment, maturity date	Dec. 11, 2037
EBP, Investment, par or maturity value	$ 2,210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,255,113
Investment, Identifier [Axis]: GMF Floorplan Owner Revolving Trust Synthetic GIC Asset Fixed Income Investments 5.340% $3,340,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GMF Floorplan Owner Revolving Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.34%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 3,340,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,359,997
Investment, Identifier [Axis]: GMF Floorplan Owner Revolving Trust Synthetic GIC Asset Fixed Income Investments 5.340% $4,025,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GMF Floorplan Owner Revolving Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.34%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 4,025,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,049,098
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 4.764% $183,902 par due 10/20/2065
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GNMA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.764%
EBP, Investment, maturity date	Oct. 20, 2065
EBP, Investment, par or maturity value	$ 183,902
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 184,178
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 4.764% $604,250 par due 10/20/2065
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GNMA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.764%
EBP, Investment, maturity date	Oct. 20, 2065
EBP, Investment, par or maturity value	$ 604,250
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 605,155
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 5.014% $438,358 par due 12/20/2066
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GNMA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.014%
EBP, Investment, maturity date	Dec. 20, 2066
EBP, Investment, par or maturity value	$ 438,358
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 440,702
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 5.114% $653,505 par due 12/20/2066
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GNMA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.114%
EBP, Investment, maturity date	Dec. 20, 2066
EBP, Investment, par or maturity value	$ 653,505
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 657,757
Investment, Identifier [Axis]: GNMA Synthetic GIC Asset Fixed Income Investments 5.114% $741,816 par due 12/20/2066
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GNMA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.114%
EBP, Investment, maturity date	Dec. 20, 2066
EBP, Investment, par or maturity value	$ 741,816
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 746,643
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS5 Synthetic GIC Asset Fixed Income Investments 3.409% $662,699 par due 03/10/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GS Mortgage Securities Trust 2017-GS5 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.409%
EBP, Investment, maturity date	Mar. 10, 2050
EBP, Investment, par or maturity value	$ 662,699
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 657,394
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS6 Synthetic GIC Asset Fixed Income Investments 3.164% $2,129,521 par due 05/10/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GS Mortgage Securities Trust 2017-GS6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.164%
EBP, Investment, maturity date	May 10, 2050
EBP, Investment, par or maturity value	$ 2,129,521
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,100,613
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS6 Synthetic GIC Asset Fixed Income Investments 3.164% $4,106,604 par due 05/10/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GS Mortgage Securities Trust 2017-GS6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.164%
EBP, Investment, maturity date	May 10, 2050
EBP, Investment, par or maturity value	$ 4,106,604
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,050,857
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2017-GS8 Synthetic GIC Asset Fixed Income Investments 3.205% $4,510,000 par due 11/10/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GS Mortgage Securities Trust 2017-GS8 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.205%
EBP, Investment, maturity date	Nov. 10, 2050
EBP, Investment, par or maturity value	$ 4,510,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,448,028
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2018-GS10 Synthetic GIC Asset Fixed Income Investments 4.155% $2,366,207 par due 07/10/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GS Mortgage Securities Trust 2018-GS10 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.155%
EBP, Investment, maturity date	Jul. 10, 2051
EBP, Investment, par or maturity value	$ 2,366,207
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,339,765
Investment, Identifier [Axis]: GS Mortgage Securities Trust 2019-GC42 Synthetic GIC Asset Fixed Income Investments 2.749% $2,265,000 par due 09/10/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GS Mortgage Securities Trust 2019-GC42 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.749%
EBP, Investment, maturity date	Sep. 10, 2052
EBP, Investment, par or maturity value	$ 2,265,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,152,006
Investment, Identifier [Axis]: GSK Consumer Healthcare Capital UK PLC Synthetic GIC Asset Fixed Income Investments 3.375% $1,400,000 par due 03/24/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	GSK Consumer Healthcare Capital UK PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.375%
EBP, Investment, maturity date	Mar. 24, 2027
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,389,990
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund C Synthetic GIC Asset Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Galliard SA Intermediate Core Fund C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 292,030,309
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund E Synthetic GIC Asset Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Galliard SA Intermediate Core Fund E [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 282,291,973
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund J Synthetic GIC Asset Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Galliard SA Intermediate Core Fund J [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 290,859,540
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund Q Synthetic GIC Asset Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Galliard SA Intermediate Core Fund Q [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 290,273,521
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: General Mills Inc Synthetic GIC Asset Fixed Income Investments 4.200% $1,400,000 par due 04/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Mills Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Apr. 17, 2028
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,404,864
Investment, Identifier [Axis]: General Mills Inc Synthetic GIC Asset Fixed Income Investments 4.200% $1,560,000 par due 04/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Mills Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Apr. 17, 2028
EBP, Investment, par or maturity value	$ 1,560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,565,419
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 2.400% $1,940,000 par due 10/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Motors Financial Co Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.40%
EBP, Investment, maturity date	Oct. 15, 2028
EBP, Investment, par or maturity value	$ 1,940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,850,521
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 2.400% $680,000 par due 04/10/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Motors Financial Co Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.40%
EBP, Investment, maturity date	Apr. 10, 2028
EBP, Investment, par or maturity value	$ 680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 654,701
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 4.300% $1,270,000 par due 04/06/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Motors Financial Co Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Apr. 06, 2029
EBP, Investment, par or maturity value	$ 1,270,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,268,120
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 5.000% $730,000 par due 04/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Motors Financial Co Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Apr. 09, 2027
EBP, Investment, par or maturity value	$ 730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 737,907
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 5.050% $1,030,000 par due 04/04/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Motors Financial Co Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Apr. 04, 2028
EBP, Investment, par or maturity value	$ 1,030,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,049,297
Investment, Identifier [Axis]: General Motors Financial Co Inc Synthetic GIC Asset Fixed Income Investments 5.400% $1,680,000 par due 05/08/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	General Motors Financial Co Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.40%
EBP, Investment, maturity date	May 08, 2027
EBP, Investment, par or maturity value	$ 1,680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,707,693
Investment, Identifier [Axis]: Georgia-Pacific LLC Synthetic GIC Asset Fixed Income Investments 2.300% $1,300,000 par due 04/30/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Georgia-Pacific LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.30%
EBP, Investment, maturity date	Apr. 30, 2030
EBP, Investment, par or maturity value	$ 1,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,199,996
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.179% $735,808 par due 12/20/2066
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.179%
EBP, Investment, maturity date	Dec. 20, 2066
EBP, Investment, par or maturity value	$ 735,808
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 732,538
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.409% $520,648 par due 02/20/2067
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.409%
EBP, Investment, maturity date	Feb. 20, 2067
EBP, Investment, par or maturity value	$ 520,648
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 519,747
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.539% $19,694 par due 03/20/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.539%
EBP, Investment, maturity date	Mar. 20, 2058
EBP, Investment, par or maturity value	$ 19,694
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 19,803
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.569% $364,637 par due 01/20/2067
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.569%
EBP, Investment, maturity date	Jan. 20, 2067
EBP, Investment, par or maturity value	$ 364,637
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 363,784
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.580% $913,313 par due 01/20/2067
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.58%
EBP, Investment, maturity date	Jan. 20, 2067
EBP, Investment, par or maturity value	$ 913,313
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 912,359
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.600% $175 par due 01/20/2067
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Jan. 20, 2067
EBP, Investment, par or maturity value	$ 175
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 175
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.600% $383 par due 12/20/2066
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Dec. 20, 2066
EBP, Investment, par or maturity value	$ 383
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 384
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.625% $17,448 par due 12/20/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.625%
EBP, Investment, maturity date	Dec. 20, 2045
EBP, Investment, par or maturity value	$ 17,448
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 17,856
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.625% $56,613 par due 10/20/2045
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.625%
EBP, Investment, maturity date	Oct. 20, 2045
EBP, Investment, par or maturity value	$ 56,613
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 57,934
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.680% $197,639 par due 03/20/2065
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.68%
EBP, Investment, maturity date	Mar. 20, 2065
EBP, Investment, par or maturity value	$ 197,639
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 197,400
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.740% $288 par due 06/20/2061
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.74%
EBP, Investment, maturity date	Jun. 20, 2061
EBP, Investment, par or maturity value	$ 288
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 286
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.860% $111,265 par due 05/20/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.86%
EBP, Investment, maturity date	May 20, 2058
EBP, Investment, par or maturity value	$ 111,265
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 111,317
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 4.860% $69,541 par due 05/20/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.86%
EBP, Investment, maturity date	May 20, 2058
EBP, Investment, par or maturity value	$ 69,541
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 69,573
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.040% $13,760 par due 06/20/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.04%
EBP, Investment, maturity date	Jun. 20, 2058
EBP, Investment, par or maturity value	$ 13,760
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 13,938
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.040% $32,107 par due 06/20/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.04%
EBP, Investment, maturity date	Jun. 20, 2058
EBP, Investment, par or maturity value	$ 32,107
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 32,522
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.470% $2,144 par due 08/20/2059
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.47%
EBP, Investment, maturity date	Aug. 20, 2059
EBP, Investment, par or maturity value	$ 2,144
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,140
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.625% $117,437 par due 04/20/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.625%
EBP, Investment, maturity date	Apr. 20, 2042
EBP, Investment, par or maturity value	$ 117,437
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 119,861
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.625% $34,949 par due 03/20/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.625%
EBP, Investment, maturity date	Mar. 20, 2042
EBP, Investment, par or maturity value	$ 34,949
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 35,624
Investment, Identifier [Axis]: Ginnie Mae II pool Synthetic GIC Asset Fixed Income Investments 5.625% $35,561 par due 03/20/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ginnie Mae II pool [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.625%
EBP, Investment, maturity date	Mar. 20, 2042
EBP, Investment, par or maturity value	$ 35,561
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 36,247
Investment, Identifier [Axis]: Goldman Sachs Group Inc Synthetic GIC Asset Fixed Income Investments 1.431% $1,000,000 par due 03/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.431%
EBP, Investment, maturity date	Mar. 09, 2027
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 994,905
Investment, Identifier [Axis]: Goldman Sachs Group Inc Synthetic GIC Asset Fixed Income Investments 5.049% $590,000 par due 07/23/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.049%
EBP, Investment, maturity date	Jul. 23, 2030
EBP, Investment, par or maturity value	$ 590,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 604,959
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 1.542% $2,100,000 par due 09/10/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.542%
EBP, Investment, maturity date	Sep. 10, 2027
EBP, Investment, par or maturity value	$ 2,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,063,410
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 1.948% $3,170,000 par due 10/21/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.948%
EBP, Investment, maturity date	Oct. 21, 2027
EBP, Investment, par or maturity value	$ 3,170,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,116,592
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 2.640% $3,405,000 par due 02/24/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.64%
EBP, Investment, maturity date	Feb. 24, 2028
EBP, Investment, par or maturity value	$ 3,405,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,352,192
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 3.615% $1,030,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.615%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 1,030,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,024,405
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 4.223% $800,000 par due 05/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.223%
EBP, Investment, maturity date	May 01, 2029
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 801,862
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 4.482% $700,000 par due 08/23/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.482%
EBP, Investment, maturity date	Aug. 23, 2028
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 705,007
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.207% $750,000 par due 01/28/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.207%
EBP, Investment, maturity date	Jan. 28, 2031
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 775,017
Investment, Identifier [Axis]: Goldman Sachs Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.727% $640,000 par due 04/25/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Goldman Sachs Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.727%
EBP, Investment, maturity date	Apr. 25, 2030
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 669,043
Investment, Identifier [Axis]: Government National Mortgage Association Synthetic GIC Asset Fixed Income Investments 4.834% $2,954,336 par due 01/20/2069
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Government National Mortgage Association [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.834%
EBP, Investment, maturity date	Jan. 20, 2069
EBP, Investment, par or maturity value	$ 2,954,336
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,962,537
Investment, Identifier [Axis]: Government National Mortgage Association Synthetic GIC Asset Fixed Income Investments 5.014% $466,345 par due 01/20/2066
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Government National Mortgage Association [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.014%
EBP, Investment, maturity date	Jan. 20, 2066
EBP, Investment, par or maturity value	$ 466,345
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 468,589
Investment, Identifier [Axis]: Great Wolf Trust 2024-WLF2 A Synthetic GIC Asset Fixed Income Investments 5.441% $2,204,000 par due 05/15/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Great Wolf Trust 2024-WLF2 A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.441%
EBP, Investment, maturity date	May 15, 2041
EBP, Investment, par or maturity value	$ 2,204,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,210,136
Investment, Identifier [Axis]: Guardian Life Global Funding Synthetic GIC Asset Fixed Income Investments 1.625% $1,200,000 par due 09/16/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Guardian Life Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.625%
EBP, Investment, maturity date	Sep. 16, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,128,133
Investment, Identifier [Axis]: HEALTHPARTNERS Synthetic GIC Asset Fixed Income Investments 4.089% $1,000,000 par due 07/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HEALTHPARTNERS [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.089%
EBP, Investment, maturity date	Jul. 01, 2026
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,000,220
Investment, Identifier [Axis]: HNA 2015 LLC Synthetic GIC Asset Fixed Income Investments 2.291% $464,429 par due 06/30/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HNA 2015 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.291%
EBP, Investment, maturity date	Jun. 30, 2027
EBP, Investment, par or maturity value	$ 464,429
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 456,199
Investment, Identifier [Axis]: HP Inc Synthetic GIC Asset Fixed Income Investments 4.000% $1,130,000 par due 04/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HP Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Apr. 15, 2029
EBP, Investment, par or maturity value	$ 1,130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,118,705
Investment, Identifier [Axis]: HP Inc Synthetic GIC Asset Fixed Income Investments 4.750% $1,340,000 par due 01/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HP Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Jan. 15, 2028
EBP, Investment, par or maturity value	$ 1,340,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,355,020
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 2.013% $1,700,000 par due 09/22/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.013%
EBP, Investment, maturity date	Sep. 22, 2028
EBP, Investment, par or maturity value	$ 1,700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,640,935
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 2.206% $800,000 par due 08/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.206%
EBP, Investment, maturity date	Aug. 17, 2029
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 761,194
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 2.871% $1,490,000 par due 11/22/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.871%
EBP, Investment, maturity date	Nov. 22, 2032
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,355,130
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.041% $1,500,000 par due 03/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.041%
EBP, Investment, maturity date	Mar. 13, 2028
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,498,068
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.041% $2,187,000 par due 03/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.041%
EBP, Investment, maturity date	Mar. 13, 2028
EBP, Investment, par or maturity value	$ 2,187,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,184,183
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.583% $400,000 par due 06/19/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.583%
EBP, Investment, maturity date	Jun. 19, 2029
EBP, Investment, par or maturity value	$ 400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 403,832
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.755% $540,000 par due 06/09/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.755%
EBP, Investment, maturity date	Jun. 09, 2028
EBP, Investment, par or maturity value	$ 540,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 544,796
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 4.899% $1,800,000 par due 03/03/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.899%
EBP, Investment, maturity date	Mar. 03, 2029
EBP, Investment, par or maturity value	$ 1,800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,826,798
Investment, Identifier [Axis]: HSBC Holdings PLC Synthetic GIC Asset Fixed Income Investments 6.161% $840,000 par due 03/09/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	HSBC Holdings PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.161%
EBP, Investment, maturity date	Mar. 09, 2029
EBP, Investment, par or maturity value	$ 840,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 874,820
Investment, Identifier [Axis]: Halliburton Co Synthetic GIC Asset Fixed Income Investments 2.920% $1,730,000 par due 03/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Halliburton Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.92%
EBP, Investment, maturity date	Mar. 01, 2030
EBP, Investment, par or maturity value	$ 1,730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,638,127
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co Synthetic GIC Asset Fixed Income Investments 5.200% $1,860,000 par due 06/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Health Care Service Corp A Mutual Legal Reserve Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Jun. 15, 2029
EBP, Investment, par or maturity value	$ 1,860,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,907,845
Investment, Identifier [Axis]: Health Care Service Corp A Mutual Legal Reserve Co Synthetic GIC Asset Fixed Income Investments 5.200% $900,000 par due 06/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Health Care Service Corp A Mutual Legal Reserve Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Jun. 15, 2029
EBP, Investment, par or maturity value	$ 900,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 923,151
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 2.125% $700,000 par due 12/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Healthpeak OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.125%
EBP, Investment, maturity date	Dec. 01, 2028
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 661,403
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 2.875% $1,470,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Healthpeak OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.875%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 1,470,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,363,199
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 3.500% $1,500,000 par due 07/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Healthpeak OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Jul. 15, 2029
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,458,995
Investment, Identifier [Axis]: Healthpeak OP LLC Synthetic GIC Asset Fixed Income Investments 3.500% $580,000 par due 07/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Healthpeak OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Jul. 15, 2029
EBP, Investment, par or maturity value	$ 580,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 564,145
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.050% $920,000 par due 09/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hewlett Packard Enterprise Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.05%
EBP, Investment, maturity date	Sep. 15, 2027
EBP, Investment, par or maturity value	$ 920,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 920,276
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.150% $1,215,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hewlett Packard Enterprise Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 1,215,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,216,491
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.400% $1,030,000 par due 10/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hewlett Packard Enterprise Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Oct. 15, 2030
EBP, Investment, par or maturity value	$ 1,030,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,027,838
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.400% $1,330,000 par due 09/25/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hewlett Packard Enterprise Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Sep. 25, 2027
EBP, Investment, par or maturity value	$ 1,330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,336,710
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co Synthetic GIC Asset Fixed Income Investments 4.550% $1,750,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hewlett Packard Enterprise Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.55%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 1,750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,764,954
Investment, Identifier [Axis]: Hexcel Corp Synthetic GIC Asset Fixed Income Investments 4.200% $1,230,000 par due 02/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hexcel Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Feb. 15, 2027
EBP, Investment, par or maturity value	$ 1,230,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,227,399
Investment, Identifier [Axis]: Honda Auto Receivables 2022-2 Owner Trust Synthetic GIC Asset Fixed Income Investments 3.760% $1,002,859 par due 12/18/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Honda Auto Receivables 2022-2 Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.76%
EBP, Investment, maturity date	Dec. 18, 2028
EBP, Investment, par or maturity value	$ 1,002,859
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,002,699
Investment, Identifier [Axis]: Honda Auto Receivables 2023-4 Owner Trust Synthetic GIC Asset Fixed Income Investments 5.660% $635,000 par due 02/21/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Honda Auto Receivables 2023-4 Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.66%
EBP, Investment, maturity date	Feb. 21, 2030
EBP, Investment, par or maturity value	$ 635,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 647,852
Investment, Identifier [Axis]: Honda Auto Receivables 2024-3 Owner Trust Synthetic GIC Asset Fixed Income Investments 4.570% $5,200,000 par due 03/21/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Honda Auto Receivables 2024-3 Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.57%
EBP, Investment, maturity date	Mar. 21, 2029
EBP, Investment, par or maturity value	$ 5,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,239,598
Investment, Identifier [Axis]: Honda Auto Receivables 2025-2 Owner Trust Synthetic GIC Asset Fixed Income Investments 4.150% $2,805,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Honda Auto Receivables 2025-2 Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 2,805,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,822,444
Investment, Identifier [Axis]: Honda Motor Co Ltd Synthetic GIC Asset Fixed Income Investments 4.436% $2,010,000 par due 07/08/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Honda Motor Co Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.436%
EBP, Investment, maturity date	Jul. 08, 2028
EBP, Investment, par or maturity value	$ 2,010,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,030,140
Investment, Identifier [Axis]: Honolulu City & County Board of Water Supply Synthetic GIC Asset Fixed Income Investments 1.600% $2,000,000 par due 07/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Honolulu City & County Board of Water Supply [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.60%
EBP, Investment, maturity date	Jul. 01, 2028
EBP, Investment, par or maturity value	$ 2,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,902,440
Investment, Identifier [Axis]: Hotchkis & Wiley Small Cap Diversified Value CIT Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hotchkis & Wiley Small Cap Diversified Value CIT [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 245,859,011
Investment, Identifier [Axis]: Hudson Yards 2025-SPRL Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.467% $1,720,000 par due 01/13/2040
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hudson Yards 2025-SPRL Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.467%
EBP, Investment, maturity date	Jan. 13, 2040
EBP, Investment, par or maturity value	$ 1,720,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,784,450
Investment, Identifier [Axis]: Huntington Auto Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.230% $4,223,670 par due 01/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Huntington Auto Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.23%
EBP, Investment, maturity date	Jan. 16, 2029
EBP, Investment, par or maturity value	$ 4,223,670
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,264,918
Investment, Identifier [Axis]: Huntington Bancshares Inc/OH Synthetic GIC Asset Fixed Income Investments 4.443% $730,000 par due 08/04/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Huntington Bancshares Inc/OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.443%
EBP, Investment, maturity date	Aug. 04, 2028
EBP, Investment, par or maturity value	$ 730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 734,085
Investment, Identifier [Axis]: Huntington National Bank/The Synthetic GIC Asset Fixed Income Investments 4.552% $1,895,000 par due 05/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Huntington National Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.552%
EBP, Investment, maturity date	May 17, 2028
EBP, Investment, par or maturity value	$ 1,895,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,906,442
Investment, Identifier [Axis]: Huntington National Bank/The Synthetic GIC Asset Fixed Income Investments 4.552% $960,000 par due 05/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Huntington National Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.552%
EBP, Investment, maturity date	May 17, 2028
EBP, Investment, par or maturity value	$ 960,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 965,796
Investment, Identifier [Axis]: Huntington National Bank/The Synthetic GIC Asset Fixed Income Investments 5.650% $600,000 par due 01/10/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Huntington National Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.65%
EBP, Investment, maturity date	Jan. 10, 2030
EBP, Investment, par or maturity value	$ 600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 629,052
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.620% $4,725,000 par due 04/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Lease Securitization Trust 2024-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.62%
EBP, Investment, maturity date	Apr. 17, 2028
EBP, Investment, par or maturity value	$ 4,725,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,754,616
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.830% $1,935,000 par due 01/18/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Lease Securitization Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.83%
EBP, Investment, maturity date	Jan. 18, 2028
EBP, Investment, par or maturity value	$ 1,935,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,954,611
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.530% $2,775,000 par due 04/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Lease Securitization Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.53%
EBP, Investment, maturity date	Apr. 17, 2028
EBP, Investment, par or maturity value	$ 2,775,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,800,183
Investment, Identifier [Axis]: Hyundai Auto Lease Securitization Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.360% $3,175,000 par due 07/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Lease Securitization Trust 2025-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.36%
EBP, Investment, maturity date	Jul. 17, 2028
EBP, Investment, par or maturity value	$ 3,175,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,201,111
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2023-C Synthetic GIC Asset Fixed Income Investments 5.540% $3,055,520 par due 10/16/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Receivables Trust 2023-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.54%
EBP, Investment, maturity date	Oct. 16, 2028
EBP, Investment, par or maturity value	$ 3,055,520
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,086,317
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2024-A Synthetic GIC Asset Fixed Income Investments 4.990% $2,678,053 par due 02/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Receivables Trust 2024-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.99%
EBP, Investment, maturity date	Feb. 15, 2029
EBP, Investment, par or maturity value	$ 2,678,053
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,700,988
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2024-B Synthetic GIC Asset Fixed Income Investments 4.840% $1,970,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Receivables Trust 2024-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.84%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 1,970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,992,066
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.320% $1,245,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Receivables Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.32%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 1,245,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,254,305
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2025-D Synthetic GIC Asset Fixed Income Investments 3.990% $4,645,000 par due 09/16/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Auto Receivables Trust 2025-D [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.99%
EBP, Investment, maturity date	Sep. 16, 2030
EBP, Investment, par or maturity value	$ 4,645,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,663,845
Investment, Identifier [Axis]: Hyundai Capital America Synthetic GIC Asset Fixed Income Investments 4.300% $1,060,000 par due 09/24/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Capital America [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Sep. 24, 2027
EBP, Investment, par or maturity value	$ 1,060,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,063,184
Investment, Identifier [Axis]: Hyundai Capital America Synthetic GIC Asset Fixed Income Investments 5.000% $1,570,000 par due 01/07/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Capital America [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jan. 07, 2028
EBP, Investment, par or maturity value	$ 1,570,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,595,043
Investment, Identifier [Axis]: Hyundai Capital America Synthetic GIC Asset Fixed Income Investments 5.300% $1,030,000 par due 01/08/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Capital America [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.30%
EBP, Investment, maturity date	Jan. 08, 2030
EBP, Investment, par or maturity value	$ 1,030,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,062,136
Investment, Identifier [Axis]: Hyundai Floorplan Master Owner Trust Synthetic GIC Asset Fixed Income Investments 4.010% $1,785,000 par due 10/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Hyundai Floorplan Master Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.01%
EBP, Investment, maturity date	Oct. 15, 2030
EBP, Investment, par or maturity value	$ 1,785,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,789,293
Investment, Identifier [Axis]: INTOWN 2025-STAY Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.100% $2,035,000 par due 03/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	INTOWN 2025-STAY Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Mar. 15, 2042
EBP, Investment, par or maturity value	$ 2,035,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,037,542
Investment, Identifier [Axis]: INTOWN 2025-STAY Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.100% $2,555,000 par due 03/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	INTOWN 2025-STAY Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Mar. 15, 2042
EBP, Investment, par or maturity value	$ 2,555,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,558,191
Investment, Identifier [Axis]: Indiana Housing & Community Development Authority Synthetic GIC Asset Fixed Income Investments 5.750% $2,055,000 par due 07/01/2054
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Indiana Housing & Community Development Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.75%
EBP, Investment, maturity date	Jul. 01, 2054
EBP, Investment, par or maturity value	$ 2,055,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,110,793
Investment, Identifier [Axis]: Indianapolis Power & Light Co Synthetic GIC Asset Fixed Income Investments 5.050% $1,570,000 par due 08/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Indianapolis Power & Light Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Aug. 15, 2035
EBP, Investment, par or maturity value	$ 1,570,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,582,714
Investment, Identifier [Axis]: Indianapolis Power & Light Co Synthetic GIC Asset Fixed Income Investments 5.650% $1,100,000 par due 12/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Indianapolis Power & Light Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.65%
EBP, Investment, maturity date	Dec. 01, 2032
EBP, Investment, par or maturity value	$ 1,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,150,961
Investment, Identifier [Axis]: Ingredion Inc Synthetic GIC Asset Fixed Income Investments 2.900% $740,000 par due 06/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ingredion Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.90%
EBP, Investment, maturity date	Jun. 01, 2030
EBP, Investment, par or maturity value	$ 740,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 697,235
Investment, Identifier [Axis]: Ingredion Inc Synthetic GIC Asset Fixed Income Investments 3.200% $1,232,000 par due 10/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ingredion Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.20%
EBP, Investment, maturity date	Oct. 01, 2026
EBP, Investment, par or maturity value	$ 1,232,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,223,678
Investment, Identifier [Axis]: Ingredion Inc Synthetic GIC Asset Fixed Income Investments 3.200% $600,000 par due 10/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ingredion Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.20%
EBP, Investment, maturity date	Oct. 01, 2026
EBP, Investment, par or maturity value	$ 600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 595,947
Investment, Identifier [Axis]: International Business Machines Corp Synthetic GIC Asset Fixed Income Investments 4.650% $3,010,000 par due 02/10/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	International Business Machines Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Feb. 10, 2028
EBP, Investment, par or maturity value	$ 3,010,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,054,828
Investment, Identifier [Axis]: International Business Machines Corp Synthetic GIC Asset Fixed Income Investments 4.800% $1,500,000 par due 02/10/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	International Business Machines Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Feb. 10, 2030
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,535,856
Investment, Identifier [Axis]: Interstate Power and Light Co Synthetic GIC Asset Fixed Income Investments 3.600% $450,000 par due 04/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Interstate Power and Light Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.60%
EBP, Investment, maturity date	Apr. 01, 2029
EBP, Investment, par or maturity value	$ 450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 441,119
Investment, Identifier [Axis]: Interstate Power and Light Co Synthetic GIC Asset Fixed Income Investments 4.100% $1,200,000 par due 09/26/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Interstate Power and Light Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.10%
EBP, Investment, maturity date	Sep. 26, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,199,212
Investment, Identifier [Axis]: Ir+M Core Bond Collective Fund A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ir+M Core Bond Collective Fund A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 102,425,650
Investment, Identifier [Axis]: J Paul Getty Trust/The Synthetic GIC Asset Fixed Income Investments 4.905% $1,185,000 par due 04/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	J Paul Getty Trust/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.905%
EBP, Investment, maturity date	Apr. 01, 2035
EBP, Investment, par or maturity value	$ 1,185,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,208,129
Investment, Identifier [Axis]: JPMBB Commercial Mortgage Sec Trust 2014-C24 Synthetic GIC Asset Fixed Income Investments 3.639% $233,101 par due 11/15/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMBB Commercial Mortgage Sec Trust 2014-C24 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.639%
EBP, Investment, maturity date	Nov. 15, 2047
EBP, Investment, par or maturity value	$ 233,101
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 229,536
Investment, Identifier [Axis]: JPMCC Commercial Mortgage Sec Trust 2015-JP1 Synthetic GIC Asset Fixed Income Investments 3.914% $323,992 par due 01/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMCC Commercial Mortgage Sec Trust 2015-JP1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.914%
EBP, Investment, maturity date	Jan. 15, 2049
EBP, Investment, par or maturity value	$ 323,992
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 322,696
Investment, Identifier [Axis]: JPMCC Commercial Mortgage Sec Trust 2017-JP5 Synthetic GIC Asset Fixed Income Investments 3.723% $1,185,000 par due 03/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMCC Commercial Mortgage Sec Trust 2017-JP5 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.723%
EBP, Investment, maturity date	Mar. 15, 2050
EBP, Investment, par or maturity value	$ 1,185,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,178,091
Investment, Identifier [Axis]: JPMCC Commercial Mortgage Sec Trust 2022-NLP Synthetic GIC Asset Fixed Income Investments 4.597% $4,362,932 par due 04/15/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMCC Commercial Mortgage Sec Trust 2022-NLP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.597%
EBP, Investment, maturity date	Apr. 15, 2037
EBP, Investment, par or maturity value	$ 4,362,932
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,309,783
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C2 Synthetic GIC Asset Fixed Income Investments 2.881% $717,611 par due 06/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMDB Commercial Mortgage Securities Trust 2016-C2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.881%
EBP, Investment, maturity date	Jun. 15, 2049
EBP, Investment, par or maturity value	$ 717,611
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 714,860
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C2 Synthetic GIC Asset Fixed Income Investments 3.144% $275,000 par due 06/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMDB Commercial Mortgage Securities Trust 2016-C2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.144%
EBP, Investment, maturity date	Jun. 15, 2049
EBP, Investment, par or maturity value	$ 275,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 273,270
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C4 Synthetic GIC Asset Fixed Income Investments 2.882% $2,817,207 par due 12/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMDB Commercial Mortgage Securities Trust 2016-C4 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.882%
EBP, Investment, maturity date	Dec. 15, 2049
EBP, Investment, par or maturity value	$ 2,817,207
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,795,481
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2016-C4 Synthetic GIC Asset Fixed Income Investments 3.141% $1,765,000 par due 12/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMDB Commercial Mortgage Securities Trust 2016-C4 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.141%
EBP, Investment, maturity date	Dec. 15, 2049
EBP, Investment, par or maturity value	$ 1,765,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,736,668
Investment, Identifier [Axis]: JPMDB Commercial Mortgage Securities Trust 2017-C7 Synthetic GIC Asset Fixed Income Investments 3.409% $1,875,000 par due 10/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMDB Commercial Mortgage Securities Trust 2017-C7 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.409%
EBP, Investment, maturity date	Oct. 15, 2050
EBP, Investment, par or maturity value	$ 1,875,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,843,543
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 1.470% $1,500,000 par due 09/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.47%
EBP, Investment, maturity date	Sep. 22, 2027
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,472,712
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 1.470% $2,970,000 par due 09/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.47%
EBP, Investment, maturity date	Sep. 22, 2027
EBP, Investment, par or maturity value	$ 2,970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,915,970
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 2.069% $660,000 par due 06/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.069%
EBP, Investment, maturity date	Jun. 01, 2029
EBP, Investment, par or maturity value	$ 660,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 630,408
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 2.182% $1,500,000 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.182%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,462,994
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.203% $810,000 par due 07/23/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.203%
EBP, Investment, maturity date	Jul. 23, 2029
EBP, Investment, par or maturity value	$ 810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 812,515
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.323% $1,940,000 par due 04/26/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.323%
EBP, Investment, maturity date	Apr. 26, 2028
EBP, Investment, par or maturity value	$ 1,940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,948,198
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.452% $1,370,000 par due 12/05/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.452%
EBP, Investment, maturity date	Dec. 05, 2029
EBP, Investment, par or maturity value	$ 1,370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,384,406
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.565% $410,000 par due 06/14/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.565%
EBP, Investment, maturity date	Jun. 14, 2030
EBP, Investment, par or maturity value	$ 410,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 415,066
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.851% $615,000 par due 07/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.851%
EBP, Investment, maturity date	Jul. 25, 2028
EBP, Investment, par or maturity value	$ 615,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 622,981
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 4.915% $2,165,000 par due 01/24/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.915%
EBP, Investment, maturity date	Jan. 24, 2029
EBP, Investment, par or maturity value	$ 2,165,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,205,955
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.040% $1,200,000 par due 01/23/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.04%
EBP, Investment, maturity date	Jan. 23, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,212,527
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.140% $1,055,000 par due 01/24/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.14%
EBP, Investment, maturity date	Jan. 24, 2031
EBP, Investment, par or maturity value	$ 1,055,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,091,337
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.299% $640,000 par due 07/24/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.299%
EBP, Investment, maturity date	Jul. 24, 2029
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 659,784
Investment, Identifier [Axis]: JPMorgan Chase & Co Synthetic GIC Asset Fixed Income Investments 5.571% $3,020,000 par due 04/22/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JPMorgan Chase & Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.571%
EBP, Investment, maturity date	Apr. 22, 2028
EBP, Investment, par or maturity value	$ 3,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,080,397
Investment, Identifier [Axis]: Jennison Large Cap Growth Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Jennison Large Cap Growth [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 840,594,536
Investment, Identifier [Axis]: JobsOhio Beverage System Synthetic GIC Asset Fixed Income Investments 3.985% $1,480,000 par due 01/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	JobsOhio Beverage System [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.985%
EBP, Investment, maturity date	Jan. 01, 2029
EBP, Investment, par or maturity value	$ 1,480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,486,349
Investment, Identifier [Axis]: John Deere Owner Trust 2023 Synthetic GIC Asset Fixed Income Investments 5.010% $376,305 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	John Deere Owner Trust 2023 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.01%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 376,305
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 378,036
Investment, Identifier [Axis]: John Deere Owner Trust 2023-B Synthetic GIC Asset Fixed Income Investments 5.180% $619,472 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	John Deere Owner Trust 2023-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.18%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 619,472
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 623,281
Investment, Identifier [Axis]: John Deere Owner Trust 2024 Synthetic GIC Asset Fixed Income Investments 4.960% $1,215,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	John Deere Owner Trust 2024 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.96%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 1,215,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,225,656
Investment, Identifier [Axis]: John Deere Owner Trust 2024 Synthetic GIC Asset Fixed Income Investments 4.960% $4,040,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	John Deere Owner Trust 2024 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.96%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 4,040,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,075,431
Investment, Identifier [Axis]: John Deere Owner Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.060% $2,785,000 par due 06/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	John Deere Owner Trust 2024-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.06%
EBP, Investment, maturity date	Jun. 15, 2029
EBP, Investment, par or maturity value	$ 2,785,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,793,583
Investment, Identifier [Axis]: John Deere Owner Trust 2025 Synthetic GIC Asset Fixed Income Investments 4.230% $1,425,000 par due 09/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	John Deere Owner Trust 2025 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.23%
EBP, Investment, maturity date	Sep. 17, 2029
EBP, Investment, par or maturity value	$ 1,425,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,435,800
Investment, Identifier [Axis]: Johns Hopkins Health System Corp/The Synthetic GIC Asset Fixed Income Investments 2.420% $1,607,000 par due 01/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Johns Hopkins Health System Corp/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.42%
EBP, Investment, maturity date	Jan. 01, 2030
EBP, Investment, par or maturity value	$ 1,607,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,496,847
Investment, Identifier [Axis]: Johnson Controls / Tyco Fire Security Finance Synthetic GIC Asset Fixed Income Investments 5.500% $760,000 par due 04/19/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Johnson Controls / Tyco Fire Security Finance [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Apr. 19, 2029
EBP, Investment, par or maturity value	$ 760,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 791,000
Investment, Identifier [Axis]: Kentucky Higher Education Student Loan Corp Synthetic GIC Asset Fixed Income Investments 5.475% $3,819,419 par due 11/25/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Kentucky Higher Education Student Loan Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.475%
EBP, Investment, maturity date	Nov. 25, 2050
EBP, Investment, par or maturity value	$ 3,819,419
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,741,732
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH Synthetic GIC Asset Fixed Income Investments 3.900% $1,070,000 par due 04/13/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	KeyBank NA/Cleveland OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.90%
EBP, Investment, maturity date	Apr. 13, 2029
EBP, Investment, par or maturity value	$ 1,070,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,050,649
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH Synthetic GIC Asset Fixed Income Investments 5.000% $690,000 par due 01/26/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	KeyBank NA/Cleveland OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jan. 26, 2033
EBP, Investment, par or maturity value	$ 690,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 697,927
Investment, Identifier [Axis]: KeyBank NA/Cleveland OH Synthetic GIC Asset Fixed Income Investments 5.850% $760,000 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	KeyBank NA/Cleveland OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.85%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 760,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 783,037
Investment, Identifier [Axis]: KeyCorp Synthetic GIC Asset Fixed Income Investments 5.121% $610,000 par due 04/04/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	KeyCorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.121%
EBP, Investment, maturity date	Apr. 04, 2031
EBP, Investment, par or maturity value	$ 610,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 626,902
Investment, Identifier [Axis]: Kimco Realty OP LLC Synthetic GIC Asset Fixed Income Investments 2.250% $2,140,000 par due 12/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Kimco Realty OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.25%
EBP, Investment, maturity date	Dec. 01, 2031
EBP, Investment, par or maturity value	$ 2,140,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,900,311
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 1.750% $1,610,000 par due 11/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Kinder Morgan Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.75%
EBP, Investment, maturity date	Nov. 15, 2026
EBP, Investment, par or maturity value	$ 1,610,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,580,476
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 1.750% $500,000 par due 11/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Kinder Morgan Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.75%
EBP, Investment, maturity date	Nov. 15, 2026
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 490,831
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 5.000% $1,310,000 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Kinder Morgan Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 1,310,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,341,005
Investment, Identifier [Axis]: Kinder Morgan Inc Synthetic GIC Asset Fixed Income Investments 5.000% $1,570,000 par due 02/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Kinder Morgan Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Feb. 01, 2029
EBP, Investment, par or maturity value	$ 1,570,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,607,159
Investment, Identifier [Axis]: King County Public Hospital District No 2 Synthetic GIC Asset Fixed Income Investments 2.601% $2,045,000 par due 12/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	King County Public Hospital District No 2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.601%
EBP, Investment, maturity date	Dec. 01, 2034
EBP, Investment, par or maturity value	$ 2,045,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,752,013
Investment, Identifier [Axis]: Kubota Credit Owner Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.190% $3,480,000 par due 07/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Kubota Credit Owner Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.19%
EBP, Investment, maturity date	Jul. 17, 2028
EBP, Investment, par or maturity value	$ 3,480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,519,220
Investment, Identifier [Axis]: L3Harris Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.400% $450,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	L3Harris Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 453,474
Investment, Identifier [Axis]: L3Harris Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.400% $990,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	L3Harris Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 990,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 997,642
Investment, Identifier [Axis]: L3Harris Technologies Inc Synthetic GIC Asset Fixed Income Investments 5.050% $810,000 par due 06/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	L3Harris Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Jun. 01, 2029
EBP, Investment, par or maturity value	$ 810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 832,405
Investment, Identifier [Axis]: LACM US Large Cap Growth Equit Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	LACM US Large Cap Growth Equit [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 840,593,870
Investment, Identifier [Axis]: LAD Auto Receivables Trust 2025-3 Synthetic GIC Asset Fixed Income Investments 4.030% $2,650,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	LAD Auto Receivables Trust 2025-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.03%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 2,650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,660,491
Investment, Identifier [Axis]: La Joya Independent School District Synthetic GIC Asset Fixed Income Investments 5.000% $2,650,000 par due 02/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	La Joya Independent School District [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Feb. 15, 2027
EBP, Investment, par or maturity value	$ 2,650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,691,923
Investment, Identifier [Axis]: Laboratory Corp of America Holdings Synthetic GIC Asset Fixed Income Investments 3.600% $1,540,000 par due 09/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Laboratory Corp of America Holdings [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.60%
EBP, Investment, maturity date	Sep. 01, 2027
EBP, Investment, par or maturity value	$ 1,540,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,533,142
Investment, Identifier [Axis]: Lake Central Multi-District School Building Corp Synthetic GIC Asset Fixed Income Investments 1.651% $1,695,000 par due 07/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Lake Central Multi-District School Building Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.651%
EBP, Investment, maturity date	Jul. 15, 2028
EBP, Investment, par or maturity value	$ 1,695,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,607,640
Investment, Identifier [Axis]: Lazard Emerging Markets Equity D Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Lazard Emerging Markets Equity D [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 208,424,263
Investment, Identifier [Axis]: Leland Stanford Junior University/The Synthetic GIC Asset Fixed Income Investments 1.289% $975,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Leland Stanford Junior University/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.289%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 975,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 943,128
Investment, Identifier [Axis]: Leland Stanford Junior University/The Synthetic GIC Asset Fixed Income Investments 3.089% $2,000,000 par due 05/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Leland Stanford Junior University/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.089%
EBP, Investment, maturity date	May 01, 2029
EBP, Investment, par or maturity value	$ 2,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,941,188
Investment, Identifier [Axis]: Leland Stanford Junior University/The Synthetic GIC Asset Fixed Income Investments 4.146% $2,220,000 par due 08/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Leland Stanford Junior University/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.146%
EBP, Investment, maturity date	Aug. 01, 2030
EBP, Investment, par or maturity value	$ 2,220,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,234,050
Investment, Identifier [Axis]: Lennox International Inc Synthetic GIC Asset Fixed Income Investments 1.700% $490,000 par due 08/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Lennox International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.70%
EBP, Investment, maturity date	Aug. 01, 2027
EBP, Investment, par or maturity value	$ 490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 472,660
Investment, Identifier [Axis]: Lennox International Inc Synthetic GIC Asset Fixed Income Investments 5.500% $1,100,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Lennox International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 1,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,135,553
Investment, Identifier [Axis]: Lennox International Inc Synthetic GIC Asset Fixed Income Investments 5.500% $1,360,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Lennox International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 1,360,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,403,957
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.045% $1,235,000 par due 05/15/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Life 2022-BMR Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.045%
EBP, Investment, maturity date	May 15, 2039
EBP, Investment, par or maturity value	$ 1,235,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,191,027
Investment, Identifier [Axis]: Life 2022-BMR Mortgage Trust Synthetic GIC Asset Fixed Income Investments 5.045% $1,555,000 par due 05/15/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Life 2022-BMR Mortgage Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.045%
EBP, Investment, maturity date	May 15, 2039
EBP, Investment, par or maturity value	$ 1,555,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,499,633
Investment, Identifier [Axis]: Lockheed Martin Corp Synthetic GIC Asset Fixed Income Investments 4.400% $1,530,000 par due 08/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Lockheed Martin Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Aug. 15, 2030
EBP, Investment, par or maturity value	$ 1,530,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,546,010
Investment, Identifier [Axis]: Loomis Sayles Core Disciplined Alpha Fund Class D Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Loomis Sayles Core Disciplined Alpha Fund Class D [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 102,425,614
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 3.615% $1,787,295 par due 02/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Louisiana Local Govt Env Fac. & Comm Dev Auth [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.615%
EBP, Investment, maturity date	Feb. 01, 2027
EBP, Investment, par or maturity value	$ 1,787,295
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,782,523
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 4.145% $2,980,000 par due 02/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Louisiana Local Govt Env Fac. & Comm Dev Auth [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.145%
EBP, Investment, maturity date	Feb. 01, 2031
EBP, Investment, par or maturity value	$ 2,980,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,982,324
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 4.475% $1,000,000 par due 08/01/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Louisiana Local Govt Env Fac. & Comm Dev Auth [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.475%
EBP, Investment, maturity date	Aug. 01, 2039
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 977,090
Investment, Identifier [Axis]: Louisiana Local Govt Env Fac. & Comm Dev Auth Synthetic GIC Asset Fixed Income Investments 5.081% $2,296,567 par due 06/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Louisiana Local Govt Env Fac. & Comm Dev Auth [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.081%
EBP, Investment, maturity date	Jun. 01, 2031
EBP, Investment, par or maturity value	$ 2,296,567
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,339,972
Investment, Identifier [Axis]: Lowe's Cos Inc Synthetic GIC Asset Fixed Income Investments 3.750% $610,000 par due 04/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Lowe's Cos Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	Apr. 01, 2032
EBP, Investment, par or maturity value	$ 610,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 585,358
Investment, Identifier [Axis]: M&T Bank Auto Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.220% $2,182,118 par due 02/17/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	M&T Bank Auto Receivables Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.22%
EBP, Investment, maturity date	Feb. 17, 2032
EBP, Investment, par or maturity value	$ 2,182,118
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,206,086
Investment, Identifier [Axis]: M&T Bank Corp Synthetic GIC Asset Fixed Income Investments 4.553% $630,000 par due 08/16/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	M&T Bank Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.553%
EBP, Investment, maturity date	Aug. 16, 2028
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 633,434
Investment, Identifier [Axis]: MD Comm Dev Admin Housing Rev Synthetic GIC Asset Fixed Income Investments 3.500% $25,000 par due 09/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MD Comm Dev Admin Housing Rev [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Sep. 01, 2047
EBP, Investment, par or maturity value	$ 25,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 24,955
Investment, Identifier [Axis]: METLIFE SECURITIZATION TRUST 2019-1 Synthetic GIC Asset Fixed Income Investments 3.750% $226,529 par due 04/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	METLIFE SECURITIZATION TRUST 2019-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	Apr. 25, 2058
EBP, Investment, par or maturity value	$ 226,529
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 224,287
Investment, Identifier [Axis]: METLIFE SECURITIZATION TRUST 2019-1 Synthetic GIC Asset Fixed Income Investments 3.750% $40,005 par due 04/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	METLIFE SECURITIZATION TRUST 2019-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	Apr. 25, 2058
EBP, Investment, par or maturity value	$ 40,005
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 39,609
Investment, Identifier [Axis]: MFS Large Cap Value CL 5 Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MFS Large Cap Value CL 5 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,129,518,688
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2020-A Synthetic GIC Asset Fixed Income Investments 0.970% $968,451 par due 04/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MMAF Equipment Finance LLC 2020-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	0.97%
EBP, Investment, maturity date	Apr. 09, 2027
EBP, Investment, par or maturity value	$ 968,451
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 962,830
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2020-A Synthetic GIC Asset Fixed Income Investments 1.400% $815,000 par due 08/09/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MMAF Equipment Finance LLC 2020-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.40%
EBP, Investment, maturity date	Aug. 09, 2030
EBP, Investment, par or maturity value	$ 815,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 793,682
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2021-A Synthetic GIC Asset Fixed Income Investments 0.560% $61,383 par due 06/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MMAF Equipment Finance LLC 2021-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	0.56%
EBP, Investment, maturity date	Jun. 13, 2028
EBP, Investment, par or maturity value	$ 61,383
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 61,311
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2022-A Synthetic GIC Asset Fixed Income Investments 3.200% $589,254 par due 01/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MMAF Equipment Finance LLC 2022-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.20%
EBP, Investment, maturity date	Jan. 13, 2028
EBP, Investment, par or maturity value	$ 589,254
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 588,471
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2022-A Synthetic GIC Asset Fixed Income Investments 3.320% $2,305,000 par due 06/13/2044
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MMAF Equipment Finance LLC 2022-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.32%
EBP, Investment, maturity date	Jun. 13, 2044
EBP, Investment, par or maturity value	$ 2,305,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,301,402
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2023-A Synthetic GIC Asset Fixed Income Investments 5.540% $2,545,000 par due 12/13/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MMAF Equipment Finance LLC 2023-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.54%
EBP, Investment, maturity date	Dec. 13, 2029
EBP, Investment, par or maturity value	$ 2,545,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,581,080
Investment, Identifier [Axis]: MMAF Equipment Finance LLC 2024-A Synthetic GIC Asset Fixed Income Investments 4.950% $3,655,000 par due 07/14/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MMAF Equipment Finance LLC 2024-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Jul. 14, 2031
EBP, Investment, par or maturity value	$ 3,655,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,714,818
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 1.750% $1,500,000 par due 03/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MPLX LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.75%
EBP, Investment, maturity date	Mar. 01, 2026
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,494,090
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 1.750% $810,000 par due 03/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MPLX LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.75%
EBP, Investment, maturity date	Mar. 01, 2026
EBP, Investment, par or maturity value	$ 810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 806,809
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.000% $490,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MPLX LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 489,102
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.125% $675,000 par due 03/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MPLX LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Mar. 01, 2027
EBP, Investment, par or maturity value	$ 675,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 675,313
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.125% $900,000 par due 03/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MPLX LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Mar. 01, 2027
EBP, Investment, par or maturity value	$ 900,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 900,417
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.800% $960,000 par due 02/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MPLX LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Feb. 15, 2031
EBP, Investment, par or maturity value	$ 960,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 971,200
Investment, Identifier [Axis]: MPLX LP Synthetic GIC Asset Fixed Income Investments 4.950% $440,000 par due 09/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MPLX LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Sep. 01, 2032
EBP, Investment, par or maturity value	$ 440,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 443,588
Investment, Identifier [Axis]: MS State Higher Ed Asst Co Synthetic GIC Asset Fixed Income Investments 4.669% $278,806 par due 10/25/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MS State Higher Ed Asst Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.669%
EBP, Investment, maturity date	Oct. 25, 2035
EBP, Investment, par or maturity value	$ 278,806
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 278,967
Investment, Identifier [Axis]: Manufacturers & Traders Trust Co Synthetic GIC Asset Fixed Income Investments 4.762% $1,350,000 par due 07/06/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Manufacturers & Traders Trust Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.762%
EBP, Investment, maturity date	Jul. 06, 2028
EBP, Investment, par or maturity value	$ 1,350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,362,439
Investment, Identifier [Axis]: Marathon Petroleum Corp Synthetic GIC Asset Fixed Income Investments 3.800% $1,640,000 par due 04/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Marathon Petroleum Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Apr. 01, 2028
EBP, Investment, par or maturity value	$ 1,640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,630,868
Investment, Identifier [Axis]: Mars Inc Synthetic GIC Asset Fixed Income Investments 4.600% $1,440,000 par due 03/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mars Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Mar. 01, 2028
EBP, Investment, par or maturity value	$ 1,440,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,460,111
Investment, Identifier [Axis]: Mars Inc Synthetic GIC Asset Fixed Income Investments 5.000% $1,660,000 par due 03/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mars Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Mar. 01, 2032
EBP, Investment, par or maturity value	$ 1,660,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,713,464
Investment, Identifier [Axis]: Marsh & McLennan Cos Inc Synthetic GIC Asset Fixed Income Investments 4.650% $1,060,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Marsh & McLennan Cos Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 1,060,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,081,678
Investment, Identifier [Axis]: Martin Marietta Materials Inc Synthetic GIC Asset Fixed Income Investments 3.450% $1,270,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Martin Marietta Materials Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.45%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 1,270,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,262,560
Investment, Identifier [Axis]: Masco Corp Synthetic GIC Asset Fixed Income Investments 2.000% $1,790,000 par due 10/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Masco Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.00%
EBP, Investment, maturity date	Oct. 01, 2030
EBP, Investment, par or maturity value	$ 1,790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,598,617
Investment, Identifier [Axis]: Masco Corp Synthetic GIC Asset Fixed Income Investments 3.500% $1,195,000 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Masco Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 1,195,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,182,917
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.300% $700,000 par due 10/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MassMutual Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Oct. 22, 2027
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 704,790
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.850% $1,130,000 par due 01/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MassMutual Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Jan. 17, 2029
EBP, Investment, par or maturity value	$ 1,130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,154,001
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.850% $1,200,000 par due 01/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MassMutual Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Jan. 17, 2029
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,225,488
Investment, Identifier [Axis]: MassMutual Global Funding II Synthetic GIC Asset Fixed Income Investments 4.950% $758,000 par due 01/10/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MassMutual Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Jan. 10, 2030
EBP, Investment, par or maturity value	$ 758,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 776,501
Investment, Identifier [Axis]: Massachusetts Mutual Life Ins. Co. Synthetic GIC Wrapper Contract No. 30035 3.430%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Massachusetts Mutual Life Ins. Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.43%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Massachusetts Water Resources Authority Synthetic GIC Asset Fixed Income Investments 2.390% $2,005,000 par due 08/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Massachusetts Water Resources Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.39%
EBP, Investment, maturity date	Aug. 01, 2033
EBP, Investment, par or maturity value	$ 2,005,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,762,936
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.320% $1,685,000 par due 01/18/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Auto Lease Trust 2024-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.32%
EBP, Investment, maturity date	Jan. 18, 2028
EBP, Investment, par or maturity value	$ 1,685,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,701,380
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 3.880% $4,270,000 par due 04/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Auto Lease Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.88%
EBP, Investment, maturity date	Apr. 16, 2029
EBP, Investment, par or maturity value	$ 4,270,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,274,569
Investment, Identifier [Axis]: Mercedes-Benz Auto Receivables Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.800% $6,018,919 par due 04/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Auto Receivables Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Apr. 16, 2029
EBP, Investment, par or maturity value	$ 6,018,919
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,060,919
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.750% $1,900,000 par due 08/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Aug. 01, 2027
EBP, Investment, par or maturity value	$ 1,900,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,923,357
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.850% $1,310,000 par due 01/11/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Jan. 11, 2029
EBP, Investment, par or maturity value	$ 1,310,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,335,363
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 4.900% $830,000 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 830,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 845,253
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.000% $585,000 par due 04/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Apr. 01, 2030
EBP, Investment, par or maturity value	$ 585,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 600,789
Investment, Identifier [Axis]: Mercedes-Benz Finance North America LLC Synthetic GIC Asset Fixed Income Investments 5.100% $1,090,000 par due 08/03/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mercedes-Benz Finance North America LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Aug. 03, 2028
EBP, Investment, par or maturity value	$ 1,090,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,118,959
Investment, Identifier [Axis]: Merck & Co Inc Synthetic GIC Asset Fixed Income Investments 4.150% $1,280,000 par due 03/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Merck & Co Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Mar. 15, 2031
EBP, Investment, par or maturity value	$ 1,280,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,277,645
Investment, Identifier [Axis]: Met Tower Global Funding Synthetic GIC Asset Fixed Income Investments 4.800% $1,490,000 par due 01/14/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Met Tower Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Jan. 14, 2028
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,514,858
Investment, Identifier [Axis]: Met Tower Global Funding Synthetic GIC Asset Fixed Income Investments 5.250% $890,000 par due 04/12/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Met Tower Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.25%
EBP, Investment, maturity date	Apr. 12, 2029
EBP, Investment, par or maturity value	$ 890,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 920,042
Investment, Identifier [Axis]: Meta Platforms Inc Synthetic GIC Asset Fixed Income Investments 4.200% $630,000 par due 11/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Meta Platforms Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Nov. 15, 2030
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 632,161
Investment, Identifier [Axis]: Metropolitan Life Global Funding I Synthetic GIC Asset Fixed Income Investments 2.950% $1,400,000 par due 04/09/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Metropolitan Life Global Funding I [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.95%
EBP, Investment, maturity date	Apr. 09, 2030
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,329,107
Investment, Identifier [Axis]: Metropolitan Life Global Funding I Synthetic GIC Asset Fixed Income Investments 4.850% $700,000 par due 01/08/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Metropolitan Life Global Funding I [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Jan. 08, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 714,246
Investment, Identifier [Axis]: Metropolitan Tower Life Ins. Co. Synthetic GIC Wrapper Contract No. 38197 3.420%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Metropolitan Tower Life Ins. Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.42%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Microchip Technology Inc Synthetic GIC Asset Fixed Income Investments 4.900% $1,350,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Microchip Technology Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 1,350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,368,891
Investment, Identifier [Axis]: Microchip Technology Inc Synthetic GIC Asset Fixed Income Investments 5.050% $1,220,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Microchip Technology Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 1,220,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,244,753
Investment, Identifier [Axis]: Microchip Technology Inc Synthetic GIC Asset Fixed Income Investments 5.050% $910,000 par due 02/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Microchip Technology Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Feb. 15, 2030
EBP, Investment, par or maturity value	$ 910,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 929,137
Investment, Identifier [Axis]: Mid-America Apartments LP Synthetic GIC Asset Fixed Income Investments 3.950% $900,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mid-America Apartments LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 900,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 895,120
Investment, Identifier [Axis]: Mid-America Apartments LP Synthetic GIC Asset Fixed Income Investments 4.200% $740,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mid-America Apartments LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 740,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 743,566
Investment, Identifier [Axis]: Mid-Atlantic Interstate Transmission LLC Synthetic GIC Asset Fixed Income Investments 4.100% $1,200,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mid-Atlantic Interstate Transmission LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.10%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,201,073
Investment, Identifier [Axis]: Mid-Atlantic Interstate Transmission LLC Synthetic GIC Asset Fixed Income Investments 4.100% $1,830,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mid-Atlantic Interstate Transmission LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.10%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 1,830,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,831,636
Investment, Identifier [Axis]: MidAmerican Energy Co Synthetic GIC Asset Fixed Income Investments 3.650% $1,960,000 par due 04/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	MidAmerican Energy Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.65%
EBP, Investment, maturity date	Apr. 15, 2029
EBP, Investment, par or maturity value	$ 1,960,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,937,940
Investment, Identifier [Axis]: Minnesota Housing Finance Agency Synthetic GIC Asset Fixed Income Investments 6.000% $1,115,000 par due 01/01/2054
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Minnesota Housing Finance Agency [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Jan. 01, 2054
EBP, Investment, par or maturity value	$ 1,115,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,155,921
Investment, Identifier [Axis]: Minnesota Housing Finance Agency Synthetic GIC Asset Fixed Income Investments 6.000% $1,690,000 par due 07/01/2053
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Minnesota Housing Finance Agency [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Jul. 01, 2053
EBP, Investment, par or maturity value	$ 1,690,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,749,944
Investment, Identifier [Axis]: Missouri Higher Education Loan Authority Synthetic GIC Asset Fixed Income Investments 4.769% $2,091,013 par due 03/25/2061
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Missouri Higher Education Loan Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.769%
EBP, Investment, maturity date	Mar. 25, 2061
EBP, Investment, par or maturity value	$ 2,091,013
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,047,164
Investment, Identifier [Axis]: Missouri Higher Education Loan Authority Synthetic GIC Asset Fixed Income Investments 5.175% $1,172,224 par due 01/25/2061
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Missouri Higher Education Loan Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.175%
EBP, Investment, maturity date	Jan. 25, 2061
EBP, Investment, par or maturity value	$ 1,172,224
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,149,202
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 1.538% $1,180,000 par due 07/20/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mitsubishi UFJ Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.538%
EBP, Investment, maturity date	Jul. 20, 2027
EBP, Investment, par or maturity value	$ 1,180,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,163,537
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 2.341% $1,370,000 par due 01/19/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mitsubishi UFJ Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.341%
EBP, Investment, maturity date	Jan. 19, 2028
EBP, Investment, par or maturity value	$ 1,370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,346,209
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 2.341% $599,000 par due 01/19/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mitsubishi UFJ Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.341%
EBP, Investment, maturity date	Jan. 19, 2028
EBP, Investment, par or maturity value	$ 599,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 588,598
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 4.080% $1,490,000 par due 04/19/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mitsubishi UFJ Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.08%
EBP, Investment, maturity date	Apr. 19, 2028
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,490,705
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 4.527% $655,000 par due 09/12/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mitsubishi UFJ Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.527%
EBP, Investment, maturity date	Sep. 12, 2031
EBP, Investment, par or maturity value	$ 655,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 659,153
Investment, Identifier [Axis]: Mitsubishi UFJ Financial Group Inc Synthetic GIC Asset Fixed Income Investments 5.197% $950,000 par due 01/16/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mitsubishi UFJ Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.197%
EBP, Investment, maturity date	Jan. 16, 2031
EBP, Investment, par or maturity value	$ 950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 980,698
Investment, Identifier [Axis]: Mondelez International Inc Synthetic GIC Asset Fixed Income Investments 4.250% $1,480,000 par due 05/06/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mondelez International Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	May 06, 2028
EBP, Investment, par or maturity value	$ 1,480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,488,316
Investment, Identifier [Axis]: Monongahela Power Co Synthetic GIC Asset Fixed Income Investments 3.550% $1,450,000 par due 05/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Monongahela Power Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.55%
EBP, Investment, maturity date	May 15, 2027
EBP, Investment, par or maturity value	$ 1,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,441,377
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2016-C31 Synthetic GIC Asset Fixed Income Investments 2.840% $2,795,046 par due 11/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley BAML Trust 2016-C31 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.84%
EBP, Investment, maturity date	Nov. 15, 2049
EBP, Investment, par or maturity value	$ 2,795,046
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,774,752
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2017-C33 Synthetic GIC Asset Fixed Income Investments 3.337% $2,550,000 par due 05/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley BAML Trust 2017-C33 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.337%
EBP, Investment, maturity date	May 15, 2050
EBP, Investment, par or maturity value	$ 2,550,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,524,362
Investment, Identifier [Axis]: Morgan Stanley BAML Trust 2017-C34 Synthetic GIC Asset Fixed Income Investments 3.536% $800,000 par due 11/15/2052
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley BAML Trust 2017-C34 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.536%
EBP, Investment, maturity date	Nov. 15, 2052
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 789,753
Investment, Identifier [Axis]: Morgan Stanley Bank NA Synthetic GIC Asset Fixed Income Investments 4.952% $2,410,000 par due 01/14/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley Bank NA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.952%
EBP, Investment, maturity date	Jan. 14, 2028
EBP, Investment, par or maturity value	$ 2,410,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,432,760
Investment, Identifier [Axis]: Morgan Stanley Bank NA Synthetic GIC Asset Fixed Income Investments 4.968% $1,670,000 par due 07/14/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley Bank NA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.968%
EBP, Investment, maturity date	Jul. 14, 2028
EBP, Investment, par or maturity value	$ 1,670,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,693,592
Investment, Identifier [Axis]: Morgan Stanley Bank NA Synthetic GIC Asset Fixed Income Investments 5.016% $1,835,000 par due 01/12/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley Bank NA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.016%
EBP, Investment, maturity date	Jan. 12, 2029
EBP, Investment, par or maturity value	$ 1,835,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,869,302
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 1.593% $1,160,000 par due 05/04/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.593%
EBP, Investment, maturity date	May 04, 2027
EBP, Investment, par or maturity value	$ 1,160,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,149,942
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 1.593% $710,000 par due 05/04/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.593%
EBP, Investment, maturity date	May 04, 2027
EBP, Investment, par or maturity value	$ 710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 703,844
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 2.475% $1,225,000 par due 01/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.475%
EBP, Investment, maturity date	Jan. 21, 2028
EBP, Investment, par or maturity value	$ 1,225,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,205,102
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 2.475% $1,730,000 par due 01/21/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.475%
EBP, Investment, maturity date	Jan. 21, 2028
EBP, Investment, par or maturity value	$ 1,730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,701,900
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 4.210% $1,550,000 par due 04/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.21%
EBP, Investment, maturity date	Apr. 20, 2028
EBP, Investment, par or maturity value	$ 1,550,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,553,691
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 4.431% $610,000 par due 01/23/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.431%
EBP, Investment, maturity date	Jan. 23, 2030
EBP, Investment, par or maturity value	$ 610,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 613,761
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 4.994% $780,000 par due 04/12/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.994%
EBP, Investment, maturity date	Apr. 12, 2029
EBP, Investment, par or maturity value	$ 780,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 795,695
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.042% $580,000 par due 07/19/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.042%
EBP, Investment, maturity date	Jul. 19, 2030
EBP, Investment, par or maturity value	$ 580,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 595,198
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.164% $1,910,000 par due 04/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.164%
EBP, Investment, maturity date	Apr. 20, 2029
EBP, Investment, par or maturity value	$ 1,910,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,953,621
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.173% $1,150,000 par due 01/16/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.173%
EBP, Investment, maturity date	Jan. 16, 2030
EBP, Investment, par or maturity value	$ 1,150,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,181,294
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.192% $460,000 par due 04/17/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.192%
EBP, Investment, maturity date	Apr. 17, 2031
EBP, Investment, par or maturity value	$ 460,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 474,671
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.230% $605,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.23%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 605,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 624,569
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.449% $370,000 par due 07/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.449%
EBP, Investment, maturity date	Jul. 20, 2029
EBP, Investment, par or maturity value	$ 370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 382,034
Investment, Identifier [Axis]: Morgan Stanley Synthetic GIC Asset Fixed Income Investments 5.652% $820,000 par due 04/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Morgan Stanley [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.652%
EBP, Investment, maturity date	Apr. 13, 2028
EBP, Investment, par or maturity value	$ 820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 836,251
Investment, Identifier [Axis]: Mosaic Co/The Synthetic GIC Asset Fixed Income Investments 4.050% $1,060,000 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mosaic Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.05%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 1,060,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,059,553
Investment, Identifier [Axis]: Mosaic Co/The Synthetic GIC Asset Fixed Income Investments 4.350% $355,000 par due 01/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mosaic Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Jan. 15, 2029
EBP, Investment, par or maturity value	$ 355,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 356,082
Investment, Identifier [Axis]: Mosaic Co/The Synthetic GIC Asset Fixed Income Investments 4.600% $810,000 par due 11/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mosaic Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Nov. 15, 2030
EBP, Investment, par or maturity value	$ 810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 812,254
Investment, Identifier [Axis]: Motorola Solutions Inc Synthetic GIC Asset Fixed Income Investments 5.000% $320,000 par due 04/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Motorola Solutions Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Apr. 15, 2029
EBP, Investment, par or maturity value	$ 320,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 328,077
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 4.514% $440,000 par due 06/09/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mutual of Omaha Cos Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.514%
EBP, Investment, maturity date	Jun. 09, 2028
EBP, Investment, par or maturity value	$ 440,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 444,148
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 4.750% $490,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mutual of Omaha Cos Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 498,001
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.000% $650,000 par due 04/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mutual of Omaha Cos Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Apr. 01, 2030
EBP, Investment, par or maturity value	$ 650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 664,981
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.350% $1,880,000 par due 04/09/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mutual of Omaha Cos Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.35%
EBP, Investment, maturity date	Apr. 09, 2027
EBP, Investment, par or maturity value	$ 1,880,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,908,273
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.450% $1,290,000 par due 12/12/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mutual of Omaha Cos Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.45%
EBP, Investment, maturity date	Dec. 12, 2028
EBP, Investment, par or maturity value	$ 1,290,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,335,035
Investment, Identifier [Axis]: Mutual of Omaha Cos Global Funding Synthetic GIC Asset Fixed Income Investments 5.450% $850,000 par due 12/12/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Mutual of Omaha Cos Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.45%
EBP, Investment, maturity date	Dec. 12, 2028
EBP, Investment, par or maturity value	$ 850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 879,674
Investment, Identifier [Axis]: NIS Core Fixed Income CIT CL R2 Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NIS Core Fixed Income CIT CL R2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 102,425,655
Investment, Identifier [Axis]: NLG Global Funding Synthetic GIC Asset Fixed Income Investments 4.350% $630,000 par due 09/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NLG Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Sep. 15, 2030
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 622,547
Investment, Identifier [Axis]: NLG Global Funding Synthetic GIC Asset Fixed Income Investments 5.400% $1,090,000 par due 01/23/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NLG Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.40%
EBP, Investment, maturity date	Jan. 23, 2030
EBP, Investment, par or maturity value	$ 1,090,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,121,402
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 3.500% $640,000 par due 10/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NNN REIT Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Oct. 15, 2027
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 634,447
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 4.300% $1,000,000 par due 10/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NNN REIT Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Oct. 15, 2028
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,005,951
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 4.300% $1,350,000 par due 10/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NNN REIT Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Oct. 15, 2028
EBP, Investment, par or maturity value	$ 1,350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,358,034
Investment, Identifier [Axis]: NNN REIT Inc Synthetic GIC Asset Fixed Income Investments 4.600% $790,000 par due 02/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NNN REIT Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Feb. 15, 2031
EBP, Investment, par or maturity value	$ 790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 796,265
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 4.620% $850,000 par due 07/16/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NTT Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.62%
EBP, Investment, maturity date	Jul. 16, 2028
EBP, Investment, par or maturity value	$ 850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 861,593
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 4.876% $1,400,000 par due 07/16/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NTT Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.876%
EBP, Investment, maturity date	Jul. 16, 2030
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,427,012
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 5.104% $1,450,000 par due 07/02/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NTT Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.104%
EBP, Investment, maturity date	Jul. 02, 2027
EBP, Investment, par or maturity value	$ 1,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,472,904
Investment, Identifier [Axis]: NTT Finance Corp Synthetic GIC Asset Fixed Income Investments 5.110% $1,330,000 par due 07/02/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NTT Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.11%
EBP, Investment, maturity date	Jul. 02, 2029
EBP, Investment, par or maturity value	$ 1,330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,365,825
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 2.650% $1,800,000 par due 02/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NXP BV / NXP Funding LLC / NXP USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.65%
EBP, Investment, maturity date	Feb. 15, 2032
EBP, Investment, par or maturity value	$ 1,800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,618,961
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 4.300% $430,000 par due 08/19/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NXP BV / NXP Funding LLC / NXP USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Aug. 19, 2028
EBP, Investment, par or maturity value	$ 430,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 431,722
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 4.400% $1,450,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NXP BV / NXP Funding LLC / NXP USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 1,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,456,471
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 4.850% $630,000 par due 08/19/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NXP BV / NXP Funding LLC / NXP USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Aug. 19, 2032
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 634,248
Investment, Identifier [Axis]: NXP BV / NXP Funding LLC / NXP USA Inc Synthetic GIC Asset Fixed Income Investments 5.000% $400,000 par due 01/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NXP BV / NXP Funding LLC / NXP USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jan. 15, 2033
EBP, Investment, par or maturity value	$ 400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 407,025
Investment, Identifier [Axis]: Nationwide Life Ins. Co. Synthetic GIC Wrapper Contract No. GAL_WELF_IP_1213 3.510%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nationwide Life Ins. Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.51%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Nature Conservancy/The Synthetic GIC Asset Fixed Income Investments 3.016% $1,500,000 par due 03/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nature Conservancy/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.016%
EBP, Investment, maturity date	Mar. 01, 2030
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,411,881
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-E Synthetic GIC Asset Fixed Income Investments 0.970% $1,891,765 par due 12/16/2069
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Private Education Refi Loan Trust 2021-E [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	0.97%
EBP, Investment, maturity date	Dec. 16, 2069
EBP, Investment, par or maturity value	$ 1,891,765
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,706,883
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2021-G Synthetic GIC Asset Fixed Income Investments 1.580% $3,166,637 par due 04/15/2070
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Private Education Refi Loan Trust 2021-G [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.58%
EBP, Investment, maturity date	Apr. 15, 2070
EBP, Investment, par or maturity value	$ 3,166,637
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,877,884
Investment, Identifier [Axis]: Navient Private Education Refi Loan Trust 2022-A Synthetic GIC Asset Fixed Income Investments 2.230% $1,919,231 par due 07/15/2070
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Private Education Refi Loan Trust 2022-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.23%
EBP, Investment, maturity date	Jul. 15, 2070
EBP, Investment, par or maturity value	$ 1,919,231
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,759,206
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-A Synthetic GIC Asset Fixed Income Investments 5.150% $1,651,725 par due 02/16/2055
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Refinance Loan Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Feb. 16, 2055
EBP, Investment, par or maturity value	$ 1,651,725
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,675,294
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-A Synthetic GIC Asset Fixed Income Investments 5.150% $2,071,865 par due 02/16/2055
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Refinance Loan Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Feb. 16, 2055
EBP, Investment, par or maturity value	$ 2,071,865
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,101,428
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.720% $3,176,361 par due 09/15/2055
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Refinance Loan Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.72%
EBP, Investment, maturity date	Sep. 15, 2055
EBP, Investment, par or maturity value	$ 3,176,361
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,180,252
Investment, Identifier [Axis]: Navient Refinance Loan Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.800% $1,968,244 par due 10/15/2055
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Refinance Loan Trust 2025-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Oct. 15, 2055
EBP, Investment, par or maturity value	$ 1,968,244
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,972,968
Investment, Identifier [Axis]: Navient Student Loan Trust 2020-FA Synthetic GIC Asset Fixed Income Investments 1.220% $1,125,874 par due 07/15/2069
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Student Loan Trust 2020-FA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.22%
EBP, Investment, maturity date	Jul. 15, 2069
EBP, Investment, par or maturity value	$ 1,125,874
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,068,327
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.589% $1,768,321 par due 12/26/2069
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Student Loan Trust 2021-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.589%
EBP, Investment, maturity date	Dec. 26, 2069
EBP, Investment, par or maturity value	$ 1,768,321
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,744,135
Investment, Identifier [Axis]: Navient Student Loan Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 4.589% $1,872,606 par due 12/26/2069
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navient Student Loan Trust 2021-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.589%
EBP, Investment, maturity date	Dec. 26, 2069
EBP, Investment, par or maturity value	$ 1,872,606
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,846,995
Investment, Identifier [Axis]: Navistar Financial Dealer Note Master Owner Trust Synthetic GIC Asset Fixed Income Investments 5.590% $425,000 par due 04/25/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Navistar Financial Dealer Note Master Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.59%
EBP, Investment, maturity date	Apr. 25, 2029
EBP, Investment, par or maturity value	$ 425,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 427,017
Investment, Identifier [Axis]: Nebraska Investment Finance Authority Synthetic GIC Asset Fixed Income Investments 5.000% $680,000 par due 03/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nebraska Investment Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Mar. 01, 2050
EBP, Investment, par or maturity value	$ 680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 686,059
Investment, Identifier [Axis]: Nebraska Investment Finance Authority Synthetic GIC Asset Fixed Income Investments 6.000% $1,685,000 par due 09/01/2053
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nebraska Investment Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Sep. 01, 2053
EBP, Investment, par or maturity value	$ 1,685,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,758,651
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A Synthetic GIC Asset Fixed Income Investments 1.360% $1,291,239 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.36%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 1,291,239
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,221,769
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A Synthetic GIC Asset Fixed Income Investments 1.360% $1,658,299 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.36%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 1,658,299
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,569,081
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-A Synthetic GIC Asset Fixed Income Investments 4.648% $1,875,854 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.648%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 1,875,854
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,872,467
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-B Synthetic GIC Asset Fixed Income Investments 4.628% $163,398 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.628%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 163,398
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 163,255
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C Synthetic GIC Asset Fixed Income Investments 1.320% $373,193 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.32%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 373,193
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 350,548
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-C Synthetic GIC Asset Fixed Income Investments 4.588% $2,578,001 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.588%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 2,578,001
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,571,314
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D Synthetic GIC Asset Fixed Income Investments 1.630% $1,911,557 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-D [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.63%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 1,911,557
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,824,333
Investment, Identifier [Axis]: Nelnet Student Loan Trust 2021-D Synthetic GIC Asset Fixed Income Investments 4.538% $2,260,321 par due 04/20/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nelnet Student Loan Trust 2021-D [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.538%
EBP, Investment, maturity date	Apr. 20, 2062
EBP, Investment, par or maturity value	$ 2,260,321
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,250,407
Investment, Identifier [Axis]: Nevada Housing Division Synthetic GIC Asset Fixed Income Investments 5.750% $1,770,000 par due 10/01/2053
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nevada Housing Division [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.75%
EBP, Investment, maturity date	Oct. 01, 2053
EBP, Investment, par or maturity value	$ 1,770,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,823,436
Investment, Identifier [Axis]: New York City Transitional Finance Authority Synthetic GIC Asset Fixed Income Investments 4.724% $2,325,000 par due 11/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	New York City Transitional Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.724%
EBP, Investment, maturity date	Nov. 01, 2026
EBP, Investment, par or maturity value	$ 2,325,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,342,484
Investment, Identifier [Axis]: New York City Transitional Finance Authority Synthetic GIC Asset Fixed Income Investments 4.930% $1,335,000 par due 05/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	New York City Transitional Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.93%
EBP, Investment, maturity date	May 01, 2031
EBP, Investment, par or maturity value	$ 1,335,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,382,139
Investment, Identifier [Axis]: New York Hospital for Special Surgery Synthetic GIC Asset Fixed Income Investments 3.737% $285,000 par due 04/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	New York Hospital for Special Surgery [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.737%
EBP, Investment, maturity date	Apr. 01, 2028
EBP, Investment, par or maturity value	$ 285,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 283,038
Investment, Identifier [Axis]: New York Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.150% $1,220,000 par due 07/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	New York Life Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.15%
EBP, Investment, maturity date	Jul. 25, 2028
EBP, Investment, par or maturity value	$ 1,220,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,226,908
Investment, Identifier [Axis]: New York Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.700% $700,000 par due 01/29/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	New York Life Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.70%
EBP, Investment, maturity date	Jan. 29, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 712,346
Investment, Identifier [Axis]: New York Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.900% $1,020,000 par due 06/13/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	New York Life Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Jun. 13, 2028
EBP, Investment, par or maturity value	$ 1,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,043,152
Investment, Identifier [Axis]: New York State Dormitory Authority Synthetic GIC Asset Fixed Income Investments 5.500% $1,153,328 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	New York State Dormitory Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.50%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 1,153,328
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,172,589
Investment, Identifier [Axis]: Newmont Corp / Newcrest Finance Pty Ltd Synthetic GIC Asset Fixed Income Investments 5.350% $500,000 par due 03/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Newmont Corp / Newcrest Finance Pty Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.35%
EBP, Investment, maturity date	Mar. 15, 2034
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 523,411
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2024-B Synthetic GIC Asset Fixed Income Investments 4.920% $4,730,000 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nissan Auto Lease Trust 2024-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.92%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 4,730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,776,595
Investment, Identifier [Axis]: Nissan Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.320% $2,965,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nissan Auto Lease Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.32%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 2,965,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,991,501
Investment, Identifier [Axis]: Nissan Auto Receivables 2025-A Owner Trust Synthetic GIC Asset Fixed Income Investments 4.490% $3,810,000 par due 12/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nissan Auto Receivables 2025-A Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.49%
EBP, Investment, maturity date	Dec. 17, 2029
EBP, Investment, par or maturity value	$ 3,810,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,860,303
Investment, Identifier [Axis]: Nissan Auto Receivables 2025-B Owner Trust Synthetic GIC Asset Fixed Income Investments 3.990% $6,920,000 par due 04/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nissan Auto Receivables 2025-B Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.99%
EBP, Investment, maturity date	Apr. 15, 2030
EBP, Investment, par or maturity value	$ 6,920,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,949,389
Investment, Identifier [Axis]: Nissan Master Owner Trust Receivables Synthetic GIC Asset Fixed Income Investments 5.050% $1,605,000 par due 02/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nissan Master Owner Trust Receivables [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.05%
EBP, Investment, maturity date	Feb. 15, 2029
EBP, Investment, par or maturity value	$ 1,605,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,624,212
Investment, Identifier [Axis]: Norfolk Southern Corp Synthetic GIC Asset Fixed Income Investments 2.550% $1,470,000 par due 11/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Norfolk Southern Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.55%
EBP, Investment, maturity date	Nov. 01, 2029
EBP, Investment, par or maturity value	$ 1,470,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,389,284
Investment, Identifier [Axis]: North Carolina Housing Finance Agency Synthetic GIC Asset Fixed Income Investments 2.870% $15,000 par due 07/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	North Carolina Housing Finance Agency [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.87%
EBP, Investment, maturity date	Jul. 01, 2032
EBP, Investment, par or maturity value	$ 15,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 15,000
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc Synthetic GIC Asset Fixed Income Investments 4.416% $1,356,254 par due 09/25/2061
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	North Texas Higher Education Authority Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.416%
EBP, Investment, maturity date	Sep. 25, 2061
EBP, Investment, par or maturity value	$ 1,356,254
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,350,058
Investment, Identifier [Axis]: North Texas Higher Education Authority Inc Synthetic GIC Asset Fixed Income Investments 4.416% $1,777,765 par due 10/25/2061
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	North Texas Higher Education Authority Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.416%
EBP, Investment, maturity date	Oct. 25, 2061
EBP, Investment, par or maturity value	$ 1,777,765
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,758,600
Investment, Identifier [Axis]: NorthWestern Corp Synthetic GIC Asset Fixed Income Investments 5.073% $1,310,000 par due 03/21/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NorthWestern Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.073%
EBP, Investment, maturity date	Mar. 21, 2030
EBP, Investment, par or maturity value	$ 1,310,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,344,425
Investment, Identifier [Axis]: NorthWestern Corp Synthetic GIC Asset Fixed Income Investments 5.073% $620,000 par due 03/21/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	NorthWestern Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.073%
EBP, Investment, maturity date	Mar. 21, 2030
EBP, Investment, par or maturity value	$ 620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 636,293
Investment, Identifier [Axis]: Northwestern Mutual Global Funding Synthetic GIC Asset Fixed Income Investments 3.300% $970,000 par due 04/04/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Northwestern Mutual Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.30%
EBP, Investment, maturity date	Apr. 04, 2029
EBP, Investment, par or maturity value	$ 970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 942,241
Investment, Identifier [Axis]: Novartis Capital Corp Synthetic GIC Asset Fixed Income Investments 4.100% $630,000 par due 11/05/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Novartis Capital Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.10%
EBP, Investment, maturity date	Nov. 05, 2030
EBP, Investment, par or maturity value	$ 630,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 629,946
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 2.950% $540,000 par due 05/13/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nutrien Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.95%
EBP, Investment, maturity date	May 13, 2030
EBP, Investment, par or maturity value	$ 540,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 510,662
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 4.500% $1,490,000 par due 03/12/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nutrien Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Mar. 12, 2027
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,498,696
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 4.900% $720,000 par due 03/27/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nutrien Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Mar. 27, 2028
EBP, Investment, par or maturity value	$ 720,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 733,157
Investment, Identifier [Axis]: Nutrien Ltd Synthetic GIC Asset Fixed Income Investments 5.200% $1,320,000 par due 06/21/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nutrien Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Jun. 21, 2027
EBP, Investment, par or maturity value	$ 1,320,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,341,780
Investment, Identifier [Axis]: Nuveen LLC Synthetic GIC Asset Fixed Income Investments 4.000% $1,400,000 par due 11/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Nuveen LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Nov. 01, 2028
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,400,608
Investment, Identifier [Axis]: ONE Gas Inc Synthetic GIC Asset Fixed Income Investments 5.100% $1,000,000 par due 04/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ONE Gas Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Apr. 01, 2029
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,029,915
Investment, Identifier [Axis]: ONE Gas Inc Synthetic GIC Asset Fixed Income Investments 5.100% $480,000 par due 04/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ONE Gas Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Apr. 01, 2029
EBP, Investment, par or maturity value	$ 480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 494,359
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 3.250% $1,108,000 par due 06/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ONEOK Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.25%
EBP, Investment, maturity date	Jun. 01, 2030
EBP, Investment, par or maturity value	$ 1,108,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,055,594
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.250% $1,020,000 par due 09/24/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ONEOK Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Sep. 24, 2027
EBP, Investment, par or maturity value	$ 1,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,023,552
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.400% $1,240,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ONEOK Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 1,240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,244,898
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.400% $310,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ONEOK Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 310,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 311,225
Investment, Identifier [Axis]: ONEOK Inc Synthetic GIC Asset Fixed Income Investments 4.950% $420,000 par due 10/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ONEOK Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Oct. 15, 2032
EBP, Investment, par or maturity value	$ 420,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 422,513
Investment, Identifier [Axis]: OhioHealth Corp Synthetic GIC Asset Fixed Income Investments 2.297% $2,100,000 par due 11/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	OhioHealth Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.297%
EBP, Investment, maturity date	Nov. 15, 2031
EBP, Investment, par or maturity value	$ 2,100,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,886,415
Investment, Identifier [Axis]: Oklahoma Development Finance Authority Synthetic GIC Asset Fixed Income Investments 3.877% $1,990,467 par due 05/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oklahoma Development Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.877%
EBP, Investment, maturity date	May 01, 2032
EBP, Investment, par or maturity value	$ 1,990,467
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,957,186
Investment, Identifier [Axis]: Oklahoma Development Finance Authority Synthetic GIC Asset Fixed Income Investments 4.135% $816,201 par due 12/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oklahoma Development Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.135%
EBP, Investment, maturity date	Dec. 01, 2033
EBP, Investment, par or maturity value	$ 816,201
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 811,418
Investment, Identifier [Axis]: Oklahoma Development Finance Authority Synthetic GIC Asset Fixed Income Investments 4.285% $262,865 par due 02/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oklahoma Development Finance Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.285%
EBP, Investment, maturity date	Feb. 01, 2032
EBP, Investment, par or maturity value	$ 262,865
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 261,994
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 2.750% $1,930,000 par due 05/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oncor Electric Delivery Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.75%
EBP, Investment, maturity date	May 15, 2030
EBP, Investment, par or maturity value	$ 1,930,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,819,878
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 3.700% $1,873,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oncor Electric Delivery Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.70%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 1,873,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,861,140
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.300% $1,000,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oncor Electric Delivery Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,008,220
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.550% $1,250,000 par due 09/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oncor Electric Delivery Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.55%
EBP, Investment, maturity date	Sep. 15, 2032
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,251,081
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.650% $1,109,000 par due 11/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oncor Electric Delivery Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Nov. 01, 2029
EBP, Investment, par or maturity value	$ 1,109,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,127,830
Investment, Identifier [Axis]: Oncor Electric Delivery Co LLC Synthetic GIC Asset Fixed Income Investments 4.650% $1,150,000 par due 11/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oncor Electric Delivery Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	Nov. 01, 2029
EBP, Investment, par or maturity value	$ 1,150,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,169,526
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 2.300% $1,300,000 par due 03/25/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.30%
EBP, Investment, maturity date	Mar. 25, 2028
EBP, Investment, par or maturity value	$ 1,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,240,045
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 2.950% $2,465,000 par due 04/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.95%
EBP, Investment, maturity date	Apr. 01, 2030
EBP, Investment, par or maturity value	$ 2,465,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,278,195
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.200% $950,000 par due 09/27/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Sep. 27, 2029
EBP, Investment, par or maturity value	$ 950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 931,668
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.450% $765,000 par due 09/26/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Sep. 26, 2030
EBP, Investment, par or maturity value	$ 765,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 748,948
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.800% $1,330,000 par due 08/03/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Aug. 03, 2028
EBP, Investment, par or maturity value	$ 1,330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,337,139
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 4.800% $450,000 par due 09/26/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Sep. 26, 2032
EBP, Investment, par or maturity value	$ 450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 436,600
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 5.200% $440,000 par due 09/26/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Sep. 26, 2035
EBP, Investment, par or maturity value	$ 440,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 422,548
Investment, Identifier [Axis]: Oracle Corp Synthetic GIC Asset Fixed Income Investments 6.150% $300,000 par due 11/09/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oracle Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.15%
EBP, Investment, maturity date	Nov. 09, 2029
EBP, Investment, par or maturity value	$ 300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 313,434
Investment, Identifier [Axis]: Orlando Health Obligated Group Synthetic GIC Asset Fixed Income Investments 2.291% $1,250,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Orlando Health Obligated Group [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.291%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,196,285
Investment, Identifier [Axis]: Orlando Health Obligated Group Synthetic GIC Asset Fixed Income Investments 3.777% $1,000,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Orlando Health Obligated Group [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.777%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 988,855
Investment, Identifier [Axis]: Orlando Health Obligated Group Synthetic GIC Asset Fixed Income Investments 3.777% $350,000 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Orlando Health Obligated Group [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.777%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 346,099
Investment, Identifier [Axis]: Oshkosh Corp Synthetic GIC Asset Fixed Income Investments 4.600% $1,450,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Oshkosh Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 1,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,468,177
Investment, Identifier [Axis]: PFS Financing Corp Synthetic GIC Asset Fixed Income Investments 4.750% $800,000 par due 08/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PFS Financing Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Aug. 15, 2029
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 809,214
Investment, Identifier [Axis]: PFS Financing Corp Synthetic GIC Asset Fixed Income Investments 4.950% $3,360,000 par due 02/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PFS Financing Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Feb. 15, 2029
EBP, Investment, par or maturity value	$ 3,360,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,395,088
Investment, Identifier [Axis]: PFS Financing Corp Synthetic GIC Asset Fixed Income Investments 5.520% $1,400,000 par due 10/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PFS Financing Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.52%
EBP, Investment, maturity date	Oct. 15, 2028
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,415,877
Investment, Identifier [Axis]: PHEAA Student Loan Trust 2016-1 Synthetic GIC Asset Fixed Income Investments 5.139% $450,495 par due 09/25/2065
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PHEAA Student Loan Trust 2016-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.139%
EBP, Investment, maturity date	Sep. 25, 2065
EBP, Investment, par or maturity value	$ 450,495
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 453,917
Investment, Identifier [Axis]: PHEAA Student Loan Trust 2016-2 Synthetic GIC Asset Fixed Income Investments 4.939% $561,149 par due 11/25/2065
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PHEAA Student Loan Trust 2016-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.939%
EBP, Investment, maturity date	Nov. 25, 2065
EBP, Investment, par or maturity value	$ 561,149
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 560,533
Investment, Identifier [Axis]: PNC Bank NA Synthetic GIC Asset Fixed Income Investments 2.700% $2,200,000 par due 10/22/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PNC Bank NA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.70%
EBP, Investment, maturity date	Oct. 22, 2029
EBP, Investment, par or maturity value	$ 2,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,079,084
Investment, Identifier [Axis]: PNC Bank NA Synthetic GIC Asset Fixed Income Investments 4.050% $1,400,000 par due 07/26/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PNC Bank NA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.05%
EBP, Investment, maturity date	Jul. 26, 2028
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,402,496
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 4.899% $540,000 par due 05/13/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PNC Financial Services Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.899%
EBP, Investment, maturity date	May 13, 2031
EBP, Investment, par or maturity value	$ 540,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 553,206
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.068% $310,000 par due 01/24/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PNC Financial Services Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.068%
EBP, Investment, maturity date	Jan. 24, 2034
EBP, Investment, par or maturity value	$ 310,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 317,628
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.102% $1,200,000 par due 07/23/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PNC Financial Services Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.102%
EBP, Investment, maturity date	Jul. 23, 2027
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,206,731
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 5.222% $750,000 par due 01/29/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PNC Financial Services Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.222%
EBP, Investment, maturity date	Jan. 29, 2031
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 776,614
Investment, Identifier [Axis]: PNC Financial Services Group Inc/The Synthetic GIC Asset Fixed Income Investments 6.615% $770,000 par due 10/20/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PNC Financial Services Group Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.615%
EBP, Investment, maturity date	Oct. 20, 2027
EBP, Investment, par or maturity value	$ 770,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 785,409
Investment, Identifier [Axis]: PPG Industries Inc Synthetic GIC Asset Fixed Income Investments 2.550% $1,330,000 par due 06/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PPG Industries Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.55%
EBP, Investment, maturity date	Jun. 15, 2030
EBP, Investment, par or maturity value	$ 1,330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,239,833
Investment, Identifier [Axis]: PPG Industries Inc Synthetic GIC Asset Fixed Income Investments 2.800% $1,200,000 par due 08/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PPG Industries Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.80%
EBP, Investment, maturity date	Aug. 15, 2029
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,147,740
Investment, Identifier [Axis]: PPL Electric Utilities Corp Synthetic GIC Asset Fixed Income Investments 5.000% $2,190,000 par due 05/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PPL Electric Utilities Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	May 15, 2033
EBP, Investment, par or maturity value	$ 2,190,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,246,493
Investment, Identifier [Axis]: PSNH Funding LLC 3 Synthetic GIC Asset Fixed Income Investments 3.506% $289,595 par due 08/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PSNH Funding LLC 3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.506%
EBP, Investment, maturity date	Aug. 01, 2028
EBP, Investment, par or maturity value	$ 289,595
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 289,174
Investment, Identifier [Axis]: Pacific Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.500% $1,400,000 par due 08/28/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Pacific Life Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Aug. 28, 2029
EBP, Investment, par or maturity value	$ 1,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,415,035
Investment, Identifier [Axis]: Pacific Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.900% $1,200,000 par due 01/11/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Pacific Life Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Jan. 11, 2029
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,226,256
Investment, Identifier [Axis]: Pacific Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.900% $870,000 par due 01/11/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Pacific Life Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Jan. 11, 2029
EBP, Investment, par or maturity value	$ 870,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 889,036
Investment, Identifier [Axis]: Pacific Life Ins. Co. Synthetic GIC Wrapper Contract No. G-27255.01.0001 3.490%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Pacific Life Ins. Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.49%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Packaging Corp of America Synthetic GIC Asset Fixed Income Investments 3.000% $1,200,000 par due 12/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Packaging Corp of America [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Dec. 15, 2029
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,148,051
Investment, Identifier [Axis]: Packaging Corp of America Synthetic GIC Asset Fixed Income Investments 3.400% $1,130,000 par due 12/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Packaging Corp of America [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.40%
EBP, Investment, maturity date	Dec. 15, 2027
EBP, Investment, par or maturity value	$ 1,130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,118,844
Investment, Identifier [Axis]: PeaceHealth Obligated Group Synthetic GIC Asset Fixed Income Investments 4.335% $595,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	PeaceHealth Obligated Group [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.335%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 595,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 597,977
Investment, Identifier [Axis]: Peregrine Small Cap Value Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Peregrine Small Cap Value [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 245,859,011
Investment, Identifier [Axis]: Pfizer Inc Synthetic GIC Asset Fixed Income Investments 4.200% $0 par due 11/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Pfizer Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Nov. 15, 2030
EBP, Investment, par or maturity value	$ 0
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Phillips 66 Co Synthetic GIC Asset Fixed Income Investments 3.750% $1,580,000 par due 03/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Phillips 66 Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	Mar. 01, 2028
EBP, Investment, par or maturity value	$ 1,580,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,569,570
Investment, Identifier [Axis]: Phillips 66 Co Synthetic GIC Asset Fixed Income Investments 5.250% $1,120,000 par due 06/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Phillips 66 Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.25%
EBP, Investment, maturity date	Jun. 15, 2031
EBP, Investment, par or maturity value	$ 1,120,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,165,338
Investment, Identifier [Axis]: Pioneer Natural Resources Co Synthetic GIC Asset Fixed Income Investments 1.900% $650,000 par due 08/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Pioneer Natural Resources Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.90%
EBP, Investment, maturity date	Aug. 15, 2030
EBP, Investment, par or maturity value	$ 650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 589,229
Investment, Identifier [Axis]: Pioneer Natural Resources Co Synthetic GIC Asset Fixed Income Investments 2.150% $880,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Pioneer Natural Resources Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.15%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 880,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 798,923
Investment, Identifier [Axis]: Plains All American Pipeline LP / PAA Finance Corp Synthetic GIC Asset Fixed Income Investments 3.550% $700,000 par due 12/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Plains All American Pipeline LP / PAA Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.55%
EBP, Investment, maturity date	Dec. 15, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 680,549
Investment, Identifier [Axis]: Plains All American Pipeline LP / PAA Finance Corp Synthetic GIC Asset Fixed Income Investments 4.700% $835,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Plains All American Pipeline LP / PAA Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.70%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 835,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 840,468
Investment, Identifier [Axis]: Polen Focus Growth Collective Investment Trust Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Polen Focus Growth Collective Investment Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 840,603,400
Investment, Identifier [Axis]: Porsche Financial Auto Securitization Trust 2023-2 Synthetic GIC Asset Fixed Income Investments 5.790% $1,694,568 par due 01/22/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Porsche Financial Auto Securitization Trust 2023-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.79%
EBP, Investment, maturity date	Jan. 22, 2029
EBP, Investment, par or maturity value	$ 1,694,568
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,707,594
Investment, Identifier [Axis]: President and Fellows of Harvard College Synthetic GIC Asset Fixed Income Investments 4.887% $1,150,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	President and Fellows of Harvard College [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.887%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 1,150,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,187,040
Investment, Identifier [Axis]: President and Fellows of Harvard College Synthetic GIC Asset Fixed Income Investments 4.887% $820,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	President and Fellows of Harvard College [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.887%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 846,411
Investment, Identifier [Axis]: Principal Diversified Real Asset III Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Principal Diversified Real Asset III [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 227,739,362
Investment, Identifier [Axis]: Principal Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.250% $560,000 par due 08/18/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Principal Life Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Aug. 18, 2028
EBP, Investment, par or maturity value	$ 560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 562,134
Investment, Identifier [Axis]: Principal Life Global Funding II Synthetic GIC Asset Fixed Income Investments 4.600% $1,260,000 par due 08/19/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Principal Life Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Aug. 19, 2027
EBP, Investment, par or maturity value	$ 1,260,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,271,990
Investment, Identifier [Axis]: Principal Life Global Funding II Synthetic GIC Asset Fixed Income Investments 5.100% $1,260,000 par due 01/25/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Principal Life Global Funding II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Jan. 25, 2029
EBP, Investment, par or maturity value	$ 1,260,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,290,917
Investment, Identifier [Axis]: Prologis LP Synthetic GIC Asset Fixed Income Investments 4.750% $270,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Prologis LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 270,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 276,268
Investment, Identifier [Axis]: Protective Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.335% $1,410,000 par due 09/13/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Protective Life Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.335%
EBP, Investment, maturity date	Sep. 13, 2027
EBP, Investment, par or maturity value	$ 1,410,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,419,543
Investment, Identifier [Axis]: Protective Life Global Funding Synthetic GIC Asset Fixed Income Investments 4.714% $855,000 par due 07/06/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Protective Life Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.714%
EBP, Investment, maturity date	Jul. 06, 2027
EBP, Investment, par or maturity value	$ 855,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 864,196
Investment, Identifier [Axis]: Protective Life Global Funding Synthetic GIC Asset Fixed Income Investments 5.467% $650,000 par due 12/08/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Protective Life Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.467%
EBP, Investment, maturity date	Dec. 08, 2028
EBP, Investment, par or maturity value	$ 650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 673,665
Investment, Identifier [Axis]: Providence St Joseph Health Obligated Group Synthetic GIC Asset Fixed Income Investments 2.746% $750,000 par due 10/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Providence St Joseph Health Obligated Group [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.746%
EBP, Investment, maturity date	Oct. 01, 2026
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 743,451
Investment, Identifier [Axis]: Prudential Ins. Co. of America Synthetic GIC Wrapper Contract No. GA-62437 3.560%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Prudential Ins. Co. of America [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.56%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Public Service Co of New Hampshire Synthetic GIC Asset Fixed Income Investments 2.200% $830,000 par due 06/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Public Service Co of New Hampshire [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.20%
EBP, Investment, maturity date	Jun. 15, 2031
EBP, Investment, par or maturity value	$ 830,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 745,921
Investment, Identifier [Axis]: Public Service Co of New Hampshire Synthetic GIC Asset Fixed Income Investments 4.400% $2,450,000 par due 07/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Public Service Co of New Hampshire [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jul. 01, 2028
EBP, Investment, par or maturity value	$ 2,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,473,682
Investment, Identifier [Axis]: Public Service Co of New Hampshire Synthetic GIC Asset Fixed Income Investments 5.350% $400,000 par due 10/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Public Service Co of New Hampshire [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.35%
EBP, Investment, maturity date	Oct. 01, 2033
EBP, Investment, par or maturity value	$ 400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 418,075
Investment, Identifier [Axis]: Public Service Electric and Gas Co Synthetic GIC Asset Fixed Income Investments 1.900% $1,360,000 par due 08/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Public Service Electric and Gas Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.90%
EBP, Investment, maturity date	Aug. 15, 2031
EBP, Investment, par or maturity value	$ 1,360,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,201,969
Investment, Identifier [Axis]: Puget Sound Energy Inc Synthetic GIC Asset Fixed Income Investments 5.330% $980,000 par due 06/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Puget Sound Energy Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.33%
EBP, Investment, maturity date	Jun. 15, 2034
EBP, Investment, par or maturity value	$ 980,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,010,366
Investment, Identifier [Axis]: RELX Capital Inc Synthetic GIC Asset Fixed Income Investments 4.750% $560,000 par due 03/27/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	RELX Capital Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Mar. 27, 2030
EBP, Investment, par or maturity value	$ 560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 571,504
Investment, Identifier [Axis]: RI State Std Ln Authority Synthetic GIC Asset Fixed Income Investments 5.093% $101,468 par due 09/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	RI State Std Ln Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.093%
EBP, Investment, maturity date	Sep. 01, 2036
EBP, Investment, par or maturity value	$ 101,468
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 100,947
Investment, Identifier [Axis]: RI State Std Ln Authority Synthetic GIC Asset Fixed Income Investments 5.093% $517,521 par due 09/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	RI State Std Ln Authority [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.093%
EBP, Investment, maturity date	Sep. 01, 2036
EBP, Investment, par or maturity value	$ 517,521
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 514,866
Investment, Identifier [Axis]: ROCK Trust 2024-CNTR Synthetic GIC Asset Fixed Income Investments 5.388% $1,475,000 par due 11/13/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	ROCK Trust 2024-CNTR [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.388%
EBP, Investment, maturity date	Nov. 13, 2041
EBP, Investment, par or maturity value	$ 1,475,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,516,306
Investment, Identifier [Axis]: RTX Corp Synthetic GIC Asset Fixed Income Investments 2.250% $970,000 par due 07/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	RTX Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.25%
EBP, Investment, maturity date	Jul. 01, 2030
EBP, Investment, par or maturity value	$ 970,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 893,902
Investment, Identifier [Axis]: RTX Corp Synthetic GIC Asset Fixed Income Investments 3.125% $2,950,000 par due 05/04/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	RTX Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.125%
EBP, Investment, maturity date	May 04, 2027
EBP, Investment, par or maturity value	$ 2,950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,918,910
Investment, Identifier [Axis]: RTX Corp Synthetic GIC Asset Fixed Income Investments 4.125% $2,000,000 par due 11/16/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	RTX Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Nov. 16, 2028
EBP, Investment, par or maturity value	$ 2,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,007,370
Investment, Identifier [Axis]: Regions Financial Corp Synthetic GIC Asset Fixed Income Investments 1.800% $1,570,000 par due 08/12/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Regions Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.80%
EBP, Investment, maturity date	Aug. 12, 2028
EBP, Investment, par or maturity value	$ 1,570,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,484,524
Investment, Identifier [Axis]: Reliance Industries Ltd Synthetic GIC Asset Fixed Income Investments 1.870% $19,105 par due 01/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Reliance Industries Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.87%
EBP, Investment, maturity date	Jan. 15, 2026
EBP, Investment, par or maturity value	$ 19,105
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 19,086
Investment, Identifier [Axis]: Reliance Industries Ltd Synthetic GIC Asset Fixed Income Investments 2.444% $382,368 par due 01/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Reliance Industries Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.444%
EBP, Investment, maturity date	Jan. 15, 2026
EBP, Investment, par or maturity value	$ 382,368
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 382,081
Investment, Identifier [Axis]: Reliance Industries Ltd Synthetic GIC Asset Fixed Income Investments 2.512% $261,250 par due 01/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Reliance Industries Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.512%
EBP, Investment, maturity date	Jan. 15, 2026
EBP, Investment, par or maturity value	$ 261,250
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 261,045
Investment, Identifier [Axis]: Revvity Inc Synthetic GIC Asset Fixed Income Investments 1.900% $1,420,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Revvity Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.90%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 1,420,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,335,859
Investment, Identifier [Axis]: Rexford Industrial Realty LP Synthetic GIC Asset Fixed Income Investments 5.000% $1,130,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Rexford Industrial Realty LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 1,130,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,149,977
Investment, Identifier [Axis]: Rio Tinto Finance USA PLC Synthetic GIC Asset Fixed Income Investments 4.875% $1,000,000 par due 03/14/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Rio Tinto Finance USA PLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.875%
EBP, Investment, maturity date	Mar. 14, 2030
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,028,500
Investment, Identifier [Axis]: Roche Holdings Inc Synthetic GIC Asset Fixed Income Investments 4.075% $635,000 par due 12/02/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Roche Holdings Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.075%
EBP, Investment, maturity date	Dec. 02, 2030
EBP, Investment, par or maturity value	$ 635,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 633,882
Investment, Identifier [Axis]: Rochester Gas and Electric Corp Synthetic GIC Asset Fixed Income Investments 3.100% $700,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Rochester Gas and Electric Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.10%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 693,064
Investment, Identifier [Axis]: Rogers Communications Inc Synthetic GIC Asset Fixed Income Investments 3.200% $1,710,000 par due 03/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Rogers Communications Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.20%
EBP, Investment, maturity date	Mar. 15, 2027
EBP, Investment, par or maturity value	$ 1,710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,693,081
Investment, Identifier [Axis]: Rogers Communications Inc Synthetic GIC Asset Fixed Income Investments 3.800% $1,490,000 par due 03/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Rogers Communications Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Mar. 15, 2032
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,406,097
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 3.800% $380,000 par due 12/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Roper Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Dec. 15, 2026
EBP, Investment, par or maturity value	$ 380,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 379,299
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.250% $580,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Roper Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 580,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 582,298
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.450% $640,000 par due 09/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Roper Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.45%
EBP, Investment, maturity date	Sep. 15, 2030
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 643,557
Investment, Identifier [Axis]: Roper Technologies Inc Synthetic GIC Asset Fixed Income Investments 4.500% $560,000 par due 10/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Roper Technologies Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Oct. 15, 2029
EBP, Investment, par or maturity value	$ 560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 565,854
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.522% $2,480,000 par due 10/18/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Royal Bank of Canada [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.522%
EBP, Investment, maturity date	Oct. 18, 2028
EBP, Investment, par or maturity value	$ 2,480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,504,567
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.696% $770,000 par due 08/06/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Royal Bank of Canada [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.696%
EBP, Investment, maturity date	Aug. 06, 2031
EBP, Investment, par or maturity value	$ 770,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 780,564
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.965% $3,240,000 par due 01/24/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Royal Bank of Canada [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.965%
EBP, Investment, maturity date	Jan. 24, 2029
EBP, Investment, par or maturity value	$ 3,240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,300,899
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 4.970% $940,000 par due 05/02/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Royal Bank of Canada [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.97%
EBP, Investment, maturity date	May 02, 2031
EBP, Investment, par or maturity value	$ 940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 962,076
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 5.069% $700,000 par due 07/23/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Royal Bank of Canada [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.069%
EBP, Investment, maturity date	Jul. 23, 2027
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 703,884
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Asset Fixed Income Investments 5.153% $1,470,000 par due 02/04/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Royal Bank of Canada [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.153%
EBP, Investment, maturity date	Feb. 04, 2031
EBP, Investment, par or maturity value	$ 1,470,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,514,901
Investment, Identifier [Axis]: Royal Bank of Canada Synthetic GIC Wrapper Contract No. GALWells401k01 3.340%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Royal Bank of Canada [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.34%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Ryder System Inc Synthetic GIC Asset Fixed Income Investments 5.300% $640,000 par due 03/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ryder System Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.30%
EBP, Investment, maturity date	Mar. 15, 2027
EBP, Investment, par or maturity value	$ 640,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 649,226
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 1.304% $4,526,119 par due 09/10/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.304%
EBP, Investment, maturity date	Sep. 10, 2031
EBP, Investment, par or maturity value	$ 4,526,119
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,032,681
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 1.667% $2,389,652 par due 03/10/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.667%
EBP, Investment, maturity date	Mar. 10, 2031
EBP, Investment, par or maturity value	$ 2,389,652
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,193,304
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.078% $2,753,251 par due 03/10/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.078%
EBP, Investment, maturity date	Mar. 10, 2030
EBP, Investment, par or maturity value	$ 2,753,251
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,609,459
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.283% $1,751,393 par due 09/10/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.283%
EBP, Investment, maturity date	Sep. 10, 2029
EBP, Investment, par or maturity value	$ 1,751,393
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,674,593
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.507% $163,920 par due 03/10/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.507%
EBP, Investment, maturity date	Mar. 10, 2026
EBP, Investment, par or maturity value	$ 163,920
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 163,450
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.507% $200,346 par due 03/10/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.507%
EBP, Investment, maturity date	Mar. 10, 2026
EBP, Investment, par or maturity value	$ 200,346
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 199,772
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.518% $738,936 par due 09/10/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.518%
EBP, Investment, maturity date	Sep. 10, 2027
EBP, Investment, par or maturity value	$ 738,936
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 721,374
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.845% $1,113,622 par due 03/10/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.845%
EBP, Investment, maturity date	Mar. 10, 2027
EBP, Investment, par or maturity value	$ 1,113,622
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,097,914
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 2.938% $14,807,594 par due 03/10/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.938%
EBP, Investment, maturity date	Mar. 10, 2032
EBP, Investment, par or maturity value	$ 14,807,594
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 14,141,104
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 3.113% $851,651 par due 03/10/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.113%
EBP, Investment, maturity date	Mar. 10, 2029
EBP, Investment, par or maturity value	$ 851,651
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 831,533
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 3.548% $1,243,779 par due 09/10/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.548%
EBP, Investment, maturity date	Sep. 10, 2028
EBP, Investment, par or maturity value	$ 1,243,779
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,229,158
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 4.963% $4,015,000 par due 03/10/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.963%
EBP, Investment, maturity date	Mar. 10, 2035
EBP, Investment, par or maturity value	$ 4,015,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,076,907
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 4.963% $6,320,000 par due 03/10/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.963%
EBP, Investment, maturity date	Mar. 10, 2035
EBP, Investment, par or maturity value	$ 6,320,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,417,448
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.035% $1,804,702 par due 03/10/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.035%
EBP, Investment, maturity date	Mar. 10, 2034
EBP, Investment, par or maturity value	$ 1,804,702
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,829,627
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.168% $3,111,976 par due 03/10/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.168%
EBP, Investment, maturity date	Mar. 10, 2033
EBP, Investment, par or maturity value	$ 3,111,976
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,178,609
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.168% $8,062,069 par due 03/10/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.168%
EBP, Investment, maturity date	Mar. 10, 2033
EBP, Investment, par or maturity value	$ 8,062,069
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,234,694
Investment, Identifier [Axis]: SBA Small Business Investment Cos Synthetic GIC Asset Fixed Income Investments 5.688% $21,765,982 par due 09/10/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBA Small Business Investment Cos [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.688%
EBP, Investment, maturity date	Sep. 10, 2033
EBP, Investment, par or maturity value	$ 21,765,982
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 22,401,766
Investment, Identifier [Axis]: SBNA Auto Lease Trust 2024-B Synthetic GIC Asset Fixed Income Investments 5.560% $2,040,874 par due 11/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SBNA Auto Lease Trust 2024-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.56%
EBP, Investment, maturity date	Nov. 22, 2027
EBP, Investment, par or maturity value	$ 2,040,874
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,051,735
Investment, Identifier [Axis]: SC State Std Ln Corp Synthetic GIC Asset Fixed Income Investments 4.489% $383,923 par due 01/25/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SC State Std Ln Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.489%
EBP, Investment, maturity date	Jan. 25, 2041
EBP, Investment, par or maturity value	$ 383,923
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 379,516
Investment, Identifier [Axis]: SC State Std Ln Corp Synthetic GIC Asset Fixed Income Investments 4.489% $74,051 par due 01/25/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SC State Std Ln Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.489%
EBP, Investment, maturity date	Jan. 25, 2041
EBP, Investment, par or maturity value	$ 74,051
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 73,201
Investment, Identifier [Axis]: SC State Std Ln Corp Synthetic GIC Asset Fixed Income Investments 5.868% $160,251 par due 10/27/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SC State Std Ln Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.868%
EBP, Investment, maturity date	Oct. 27, 2036
EBP, Investment, par or maturity value	$ 160,251
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 159,871
Investment, Identifier [Axis]: SCCU Auto Receivables Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.570% $2,490,000 par due 01/15/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SCCU Auto Receivables Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.57%
EBP, Investment, maturity date	Jan. 15, 2031
EBP, Investment, par or maturity value	$ 2,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,513,538
Investment, Identifier [Axis]: SCG Commercial Mortgage Trust 2025-FLWR Synthetic GIC Asset Fixed Income Investments 5.000% $2,450,000 par due 08/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SCG Commercial Mortgage Trust 2025-FLWR [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.00%
EBP, Investment, maturity date	Aug. 15, 2042
EBP, Investment, par or maturity value	$ 2,450,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,451,531
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 4.950% $2,690,007 par due 05/21/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SFS Auto Receivables Securitization Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	May 21, 2029
EBP, Investment, par or maturity value	$ 2,690,007
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,706,491
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2024-2 Synthetic GIC Asset Fixed Income Investments 5.330% $3,192,024 par due 11/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SFS Auto Receivables Securitization Trust 2024-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.33%
EBP, Investment, maturity date	Nov. 20, 2029
EBP, Investment, par or maturity value	$ 3,192,024
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,226,524
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.750% $1,265,000 par due 07/22/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SFS Auto Receivables Securitization Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Jul. 22, 2030
EBP, Investment, par or maturity value	$ 1,265,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,278,528
Investment, Identifier [Axis]: SFS Auto Receivables Securitization Trust 2025-3 Synthetic GIC Asset Fixed Income Investments 4.120% $2,390,000 par due 04/21/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SFS Auto Receivables Securitization Trust 2025-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.12%
EBP, Investment, maturity date	Apr. 21, 2031
EBP, Investment, par or maturity value	$ 2,390,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,400,848
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10 Synthetic GIC Asset Fixed Income Investments 5.064% $1,801,794 par due 12/17/2068
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SLM Student Loan Trust 2003-10 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.064%
EBP, Investment, maturity date	Dec. 17, 2068
EBP, Investment, par or maturity value	$ 1,801,794
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,794,277
Investment, Identifier [Axis]: SLM Student Loan Trust 2003-10 Synthetic GIC Asset Fixed Income Investments 5.064% $3,049,010 par due 12/17/2068
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SLM Student Loan Trust 2003-10 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.064%
EBP, Investment, maturity date	Dec. 17, 2068
EBP, Investment, par or maturity value	$ 3,049,010
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,036,289
Investment, Identifier [Axis]: SLM Student Loan Trust 2013-2 Synthetic GIC Asset Fixed Income Investments 4.439% $205,878 par due 06/25/2043
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SLM Student Loan Trust 2013-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.439%
EBP, Investment, maturity date	Jun. 25, 2043
EBP, Investment, par or maturity value	$ 205,878
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 202,289
Investment, Identifier [Axis]: SMALL BUSINESS ADMINISTRATION Synthetic GIC Asset Fixed Income Investments 2.130% $210,199 par due 01/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SMALL BUSINESS ADMINISTRATION [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.13%
EBP, Investment, maturity date	Jan. 01, 2033
EBP, Investment, par or maturity value	$ 210,199
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 198,468
Investment, Identifier [Axis]: SMRT 2022-MINI Synthetic GIC Asset Fixed Income Investments 4.751% $1,415,000 par due 01/15/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SMRT 2022-MINI [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.751%
EBP, Investment, maturity date	Jan. 15, 2039
EBP, Investment, par or maturity value	$ 1,415,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,414,999
Investment, Identifier [Axis]: SMRT 2022-MINI Synthetic GIC Asset Fixed Income Investments 4.751% $790,000 par due 01/15/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SMRT 2022-MINI [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.751%
EBP, Investment, maturity date	Jan. 15, 2039
EBP, Investment, par or maturity value	$ 790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 789,999
Investment, Identifier [Axis]: SWCH Commercial Mortgage Trust 2025-DATA Synthetic GIC Asset Fixed Income Investments 5.193% $1,260,000 par due 02/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SWCH Commercial Mortgage Trust 2025-DATA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.193%
EBP, Investment, maturity date	Feb. 15, 2042
EBP, Investment, par or maturity value	$ 1,260,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,248,268
Investment, Identifier [Axis]: SWCH Commercial Mortgage Trust 2025-DATA Synthetic GIC Asset Fixed Income Investments 5.193% $1,585,000 par due 02/15/2042
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	SWCH Commercial Mortgage Trust 2025-DATA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.193%
EBP, Investment, maturity date	Feb. 15, 2042
EBP, Investment, par or maturity value	$ 1,585,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,570,242
Investment, Identifier [Axis]: Sabine Pass Liquefaction LLC Synthetic GIC Asset Fixed Income Investments 4.200% $1,830,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sabine Pass Liquefaction LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.20%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 1,830,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,832,194
Investment, Identifier [Axis]: Sabine Pass Liquefaction LLC Synthetic GIC Asset Fixed Income Investments 4.500% $1,890,000 par due 05/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sabine Pass Liquefaction LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	May 15, 2030
EBP, Investment, par or maturity value	$ 1,890,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,899,459
Investment, Identifier [Axis]: San Diego Community College District Synthetic GIC Asset Fixed Income Investments 2.383% $1,000,000 par due 08/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	San Diego Community College District [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.383%
EBP, Investment, maturity date	Aug. 01, 2033
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 882,340
Investment, Identifier [Axis]: Santander Drive Auto Receivables Trust 2025-3 Synthetic GIC Asset Fixed Income Investments 4.380% $2,430,000 par due 01/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Santander Drive Auto Receivables Trust 2025-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.38%
EBP, Investment, maturity date	Jan. 15, 2030
EBP, Investment, par or maturity value	$ 2,430,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,441,803
Investment, Identifier [Axis]: Sealed Air Corp Synthetic GIC Asset Fixed Income Investments 1.573% $750,000 par due 10/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sealed Air Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.573%
EBP, Investment, maturity date	Oct. 15, 2026
EBP, Investment, par or maturity value	$ 750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 734,018
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2018-3 Synthetic GIC Asset Fixed Income Investments 3.500% $1,719,887 par due 08/25/2057
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Seasoned Credit Risk Transfer Trust Series 2018-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Aug. 25, 2057
EBP, Investment, par or maturity value	$ 1,719,887
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,688,705
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-1 Synthetic GIC Asset Fixed Income Investments 4.000% $959,544 par due 07/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Seasoned Credit Risk Transfer Trust Series 2019-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Jul. 25, 2058
EBP, Investment, par or maturity value	$ 959,544
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 920,607
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2019-2 Synthetic GIC Asset Fixed Income Investments 4.000% $1,164,579 par due 08/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Seasoned Credit Risk Transfer Trust Series 2019-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Aug. 25, 2058
EBP, Investment, par or maturity value	$ 1,164,579
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,110,123
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-2 Synthetic GIC Asset Fixed Income Investments 2.500% $2,691,592 par due 11/25/2059
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Seasoned Credit Risk Transfer Trust Series 2020-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Nov. 25, 2059
EBP, Investment, par or maturity value	$ 2,691,592
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,391,496
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3 Synthetic GIC Asset Fixed Income Investments 2.500% $1,160,260 par due 05/25/2060
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Seasoned Credit Risk Transfer Trust Series 2020-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	May 25, 2060
EBP, Investment, par or maturity value	$ 1,160,260
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,085,493
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Series 2020-3 Synthetic GIC Asset Fixed Income Investments 2.500% $1,173,187 par due 05/25/2060
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Seasoned Credit Risk Transfer Trust Series 2020-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	May 25, 2060
EBP, Investment, par or maturity value	$ 1,173,187
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,025,256
Investment, Identifier [Axis]: Seasoned Credit Risk Transfer Trust Synthetic GIC Asset Fixed Income Investments 2.500% $2,352,043 par due 09/25/2060
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Seasoned Credit Risk Transfer Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.50%
EBP, Investment, maturity date	Sep. 25, 2060
EBP, Investment, par or maturity value	$ 2,352,043
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,192,807
Investment, Identifier [Axis]: Shell Finance US Inc Synthetic GIC Asset Fixed Income Investments 4.125% $920,000 par due 11/06/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Shell Finance US Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Nov. 06, 2030
EBP, Investment, par or maturity value	$ 920,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 920,713
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 2.950% $1,000,000 par due 08/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sherwin-Williams Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.95%
EBP, Investment, maturity date	Aug. 15, 2029
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 958,715
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 2.950% $460,000 par due 08/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sherwin-Williams Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.95%
EBP, Investment, maturity date	Aug. 15, 2029
EBP, Investment, par or maturity value	$ 460,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 441,009
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 3.450% $1,540,000 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sherwin-Williams Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.45%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 1,540,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,528,390
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 4.300% $1,050,000 par due 08/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sherwin-Williams Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.30%
EBP, Investment, maturity date	Aug. 15, 2028
EBP, Investment, par or maturity value	$ 1,050,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,056,787
Investment, Identifier [Axis]: Sherwin-Williams Co/The Synthetic GIC Asset Fixed Income Investments 4.500% $650,000 par due 08/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sherwin-Williams Co/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Aug. 15, 2030
EBP, Investment, par or maturity value	$ 650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 656,736
Investment, Identifier [Axis]: Short-Term Investment Fund II Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Short-Term Investment Fund II [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 127,950,637
Investment, Identifier [Axis]: Small Business Administration Participation Cert Synthetic GIC Asset Fixed Income Investments 4.790% $1,500,000 par due 10/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Small Business Administration Participation Cert [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.79%
EBP, Investment, maturity date	Oct. 01, 2050
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,513,982
Investment, Identifier [Axis]: Smurfit Kappa Treasury ULC Synthetic GIC Asset Fixed Income Investments 5.200% $790,000 par due 01/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Smurfit Kappa Treasury ULC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.20%
EBP, Investment, maturity date	Jan. 15, 2030
EBP, Investment, par or maturity value	$ 790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 814,451
Investment, Identifier [Axis]: South32 Treasury Ltd Synthetic GIC Asset Fixed Income Investments 4.350% $2,980,000 par due 04/14/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	South32 Treasury Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Apr. 14, 2032
EBP, Investment, par or maturity value	$ 2,980,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,889,441
Investment, Identifier [Axis]: Southern California Edison Co Synthetic GIC Asset Fixed Income Investments 4.900% $85,000 par due 06/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Southern California Edison Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Jun. 01, 2026
EBP, Investment, par or maturity value	$ 85,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 85,115
Investment, Identifier [Axis]: Southern Co Gas Capital Corp Synthetic GIC Asset Fixed Income Investments 4.050% $280,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Southern Co Gas Capital Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.05%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 280,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 280,197
Investment, Identifier [Axis]: Spire Missouri Inc Synthetic GIC Asset Fixed Income Investments 5.150% $150,000 par due 08/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Spire Missouri Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Aug. 15, 2034
EBP, Investment, par or maturity value	$ 150,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 153,978
Investment, Identifier [Axis]: Sprucegrove International F Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sprucegrove International F [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 376,322,603
Investment, Identifier [Axis]: Stanford Health Care Synthetic GIC Asset Fixed Income Investments 3.310% $1,351,000 par due 08/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Stanford Health Care [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.31%
EBP, Investment, maturity date	Aug. 15, 2030
EBP, Investment, par or maturity value	$ 1,351,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,306,918
Investment, Identifier [Axis]: Starbucks Corp Synthetic GIC Asset Fixed Income Investments 4.500% $1,660,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Starbucks Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 1,660,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,677,047
Investment, Identifier [Axis]: State Street Bank and Trust Co. Synthetic GIC Wrapper Contract No. 109001 3.460%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Bank and Trust Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.46%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: State Street Corp Synthetic GIC Asset Fixed Income Investments 2.203% $1,600,000 par due 02/07/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.203%
EBP, Investment, maturity date	Feb. 07, 2028
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,571,077
Investment, Identifier [Axis]: State Street Corp Synthetic GIC Asset Fixed Income Investments 4.421% $560,000 par due 05/13/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.421%
EBP, Investment, maturity date	May 13, 2033
EBP, Investment, par or maturity value	$ 560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 558,244
Investment, Identifier [Axis]: State Street Corp Synthetic GIC Asset Fixed Income Investments 4.530% $1,490,000 par due 02/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.53%
EBP, Investment, maturity date	Feb. 20, 2029
EBP, Investment, par or maturity value	$ 1,490,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,509,461
Investment, Identifier [Axis]: State Street Emerging Markets Index A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Emerging Markets Index A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 328,504,808
Investment, Identifier [Axis]: State Street International Index M Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street International Index M [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,255,690,693
Investment, Identifier [Axis]: State Street NASDAQ 100 Index NL CL M Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street NASDAQ 100 Index NL CL M [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,913,548,438
Investment, Identifier [Axis]: State Street Real Asset Non-Lending Series A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Real Asset Non-Lending Series A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 75,947,107
Investment, Identifier [Axis]: State Street Russell Sm Cap Index NL CL K Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Russell Sm Cap Index NL CL K [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,535,577,254
Investment, Identifier [Axis]: State Street S&P 500 Index K NL Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street S&P 500 Index K NL [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,957,330,224
Investment, Identifier [Axis]: State Street S&P Mid Cap Index NL CL M Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street S&P Mid Cap Index NL CL M [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,561,110,816
Investment, Identifier [Axis]: State Street Target Ret 2025 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2025 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,083,633,878
Investment, Identifier [Axis]: State Street Target Ret 2030 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2030 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,468,400,147
Investment, Identifier [Axis]: State Street Target Ret 2035 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2035 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,445,507,820
Investment, Identifier [Axis]: State Street Target Ret 2040 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2040 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,689,607,070
Investment, Identifier [Axis]: State Street Target Ret 2045 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2045 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,390,998,007
Investment, Identifier [Axis]: State Street Target Ret 2050 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2050 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,746,254,188
Investment, Identifier [Axis]: State Street Target Ret 2055 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2055 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 819,251,765
Investment, Identifier [Axis]: State Street Target Ret 2060 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2060 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 379,901,178
Investment, Identifier [Axis]: State Street Target Ret 2065 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2065 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 151,757,884
Investment, Identifier [Axis]: State Street Target Ret 2070 NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret 2070 NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 13,209,691
Investment, Identifier [Axis]: State Street Target Ret Income NL CL A Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street Target Ret Income NL CL A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 535,356,379
Investment, Identifier [Axis]: State Street U.S. Bond Index NL M Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State Street U.S. Bond Index NL M [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,152,059,925
Investment, Identifier [Axis]: State of California Synthetic GIC Asset Fixed Income Investments 5.750% $1,750,000 par due 10/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State of California [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.75%
EBP, Investment, maturity date	Oct. 01, 2031
EBP, Investment, par or maturity value	$ 1,750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,905,785
Investment, Identifier [Axis]: State of Hawaii Synthetic GIC Asset Fixed Income Investments 1.283% $475,000 par due 08/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State of Hawaii [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.283%
EBP, Investment, maturity date	Aug. 01, 2026
EBP, Investment, par or maturity value	$ 475,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 468,488
Investment, Identifier [Axis]: State of Hawaii Synthetic GIC Asset Fixed Income Investments 1.710% $2,475,000 par due 08/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State of Hawaii [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.71%
EBP, Investment, maturity date	Aug. 01, 2028
EBP, Investment, par or maturity value	$ 2,475,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,352,067
Investment, Identifier [Axis]: State of Oregon Synthetic GIC Asset Fixed Income Investments 5.892% $4,139,213 par due 06/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State of Oregon [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.892%
EBP, Investment, maturity date	Jun. 01, 2027
EBP, Investment, par or maturity value	$ 4,139,213
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,206,310
Investment, Identifier [Axis]: State of Texas Synthetic GIC Asset Fixed Income Investments 4.631% $1,250,000 par due 04/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	State of Texas [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.631%
EBP, Investment, maturity date	Apr. 01, 2033
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,247,513
Investment, Identifier [Axis]: Steel Dynamics Inc Synthetic GIC Asset Fixed Income Investments 4.000% $615,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Steel Dynamics Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 615,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 614,589
Investment, Identifier [Axis]: Stellantis Financial Enhanced Lease Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.470% $1,985,000 par due 07/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Stellantis Financial Enhanced Lease Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.47%
EBP, Investment, maturity date	Jul. 20, 2028
EBP, Investment, par or maturity value	$ 1,985,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,998,849
Investment, Identifier [Axis]: Stellantis Financial Enhanced Lease Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.110% $4,645,000 par due 04/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Stellantis Financial Enhanced Lease Trust 2025-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.11%
EBP, Investment, maturity date	Apr. 20, 2029
EBP, Investment, par or maturity value	$ 4,645,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,652,562
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 1.902% $2,780,000 par due 09/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sumitomo Mitsui Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.902%
EBP, Investment, maturity date	Sep. 17, 2028
EBP, Investment, par or maturity value	$ 2,780,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,626,964
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 3.040% $1,300,000 par due 07/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sumitomo Mitsui Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.04%
EBP, Investment, maturity date	Jul. 16, 2029
EBP, Investment, par or maturity value	$ 1,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,248,563
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 3.040% $680,000 par due 07/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sumitomo Mitsui Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.04%
EBP, Investment, maturity date	Jul. 16, 2029
EBP, Investment, par or maturity value	$ 680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 653,094
Investment, Identifier [Axis]: Sumitomo Mitsui Financial Group Inc Synthetic GIC Asset Fixed Income Investments 5.716% $900,000 par due 09/14/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Sumitomo Mitsui Financial Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.716%
EBP, Investment, maturity date	Sep. 14, 2028
EBP, Investment, par or maturity value	$ 900,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 937,704
Investment, Identifier [Axis]: Synchrony Card Funding LLC Synthetic GIC Asset Fixed Income Investments 4.930% $3,815,000 par due 07/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Synchrony Card Funding LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.93%
EBP, Investment, maturity date	Jul. 15, 2030
EBP, Investment, par or maturity value	$ 3,815,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,876,975
Investment, Identifier [Axis]: T Rowe Price Blue Chip Growth Trust T7 Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T Rowe Price Blue Chip Growth Trust T7 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 840,591,637
Investment, Identifier [Axis]: T Rowe Price Equity Income TR F Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T Rowe Price Equity Income TR F [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,129,509,387
Investment, Identifier [Axis]: T-Mobile US Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 4.340% $1,750,000 par due 04/22/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T-Mobile US Trust 2025-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.34%
EBP, Investment, maturity date	Apr. 22, 2030
EBP, Investment, par or maturity value	$ 1,750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,765,948
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 2.250% $660,000 par due 02/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T-Mobile USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.25%
EBP, Investment, maturity date	Feb. 15, 2026
EBP, Investment, par or maturity value	$ 660,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 658,491
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 2.400% $1,110,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T-Mobile USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.40%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 1,110,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,051,950
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 2.625% $565,000 par due 04/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T-Mobile USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.625%
EBP, Investment, maturity date	Apr. 15, 2026
EBP, Investment, par or maturity value	$ 565,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 562,763
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 3.375% $1,430,000 par due 04/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T-Mobile USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.375%
EBP, Investment, maturity date	Apr. 15, 2029
EBP, Investment, par or maturity value	$ 1,430,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,394,730
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 4.800% $1,050,000 par due 07/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T-Mobile USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.80%
EBP, Investment, maturity date	Jul. 15, 2028
EBP, Investment, par or maturity value	$ 1,050,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,069,315
Investment, Identifier [Axis]: T-Mobile USA Inc Synthetic GIC Asset Fixed Income Investments 5.125% $940,000 par due 05/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	T-Mobile USA Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.125%
EBP, Investment, maturity date	May 15, 2032
EBP, Investment, par or maturity value	$ 940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 968,603
Investment, Identifier [Axis]: Take-Two Interactive Software Inc Synthetic GIC Asset Fixed Income Investments 3.700% $590,000 par due 04/14/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Take-Two Interactive Software Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.70%
EBP, Investment, maturity date	Apr. 14, 2027
EBP, Investment, par or maturity value	$ 590,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 587,681
Investment, Identifier [Axis]: Take-Two Interactive Software Inc Synthetic GIC Asset Fixed Income Investments 4.950% $1,000,000 par due 03/28/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Take-Two Interactive Software Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Mar. 28, 2028
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,019,559
Investment, Identifier [Axis]: Take-Two Interactive Software Inc Synthetic GIC Asset Fixed Income Investments 5.400% $650,000 par due 06/12/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Take-Two Interactive Software Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.40%
EBP, Investment, maturity date	Jun. 12, 2029
EBP, Investment, par or maturity value	$ 650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 672,798
Investment, Identifier [Axis]: Tesla Auto Lease Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.300% $1,077,795 par due 06/21/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Tesla Auto Lease Trust 2024-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.30%
EBP, Investment, maturity date	Jun. 21, 2027
EBP, Investment, par or maturity value	$ 1,077,795
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,081,297
Investment, Identifier [Axis]: Tesla Electric Vehicle Trust 2023-1 Synthetic GIC Asset Fixed Income Investments 5.380% $2,992,382 par due 06/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Tesla Electric Vehicle Trust 2023-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.38%
EBP, Investment, maturity date	Jun. 20, 2028
EBP, Investment, par or maturity value	$ 2,992,382
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,014,911
Investment, Identifier [Axis]: Texas Electric Market Stabilization Funding N LLC Synthetic GIC Asset Fixed Income Investments 4.265% $2,656,589 par due 08/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Texas Electric Market Stabilization Funding N LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.265%
EBP, Investment, maturity date	Aug. 01, 2034
EBP, Investment, par or maturity value	$ 2,656,589
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,649,204
Investment, Identifier [Axis]: Texas Natural Gas Securitization Finance Corp Synthetic GIC Asset Fixed Income Investments 5.102% $3,558,557 par due 04/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Texas Natural Gas Securitization Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.102%
EBP, Investment, maturity date	Apr. 01, 2035
EBP, Investment, par or maturity value	$ 3,558,557
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,653,036
Investment, Identifier [Axis]: Texas Transportation Commission State Highway Fund Synthetic GIC Asset Fixed Income Investments 5.178% $730,000 par due 04/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Texas Transportation Commission State Highway Fund [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.178%
EBP, Investment, maturity date	Apr. 01, 2030
EBP, Investment, par or maturity value	$ 730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 746,921
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.574% $1,500,000 par due 06/02/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toronto-Dominion Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.574%
EBP, Investment, maturity date	Jun. 02, 2028
EBP, Investment, par or maturity value	$ 1,500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,519,077
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.861% $2,930,000 par due 01/31/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toronto-Dominion Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.861%
EBP, Investment, maturity date	Jan. 31, 2028
EBP, Investment, par or maturity value	$ 2,930,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,978,834
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.980% $1,560,000 par due 04/05/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toronto-Dominion Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.98%
EBP, Investment, maturity date	Apr. 05, 2027
EBP, Investment, par or maturity value	$ 1,560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,579,934
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 4.994% $930,000 par due 04/05/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toronto-Dominion Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.994%
EBP, Investment, maturity date	Apr. 05, 2029
EBP, Investment, par or maturity value	$ 930,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 953,993
Investment, Identifier [Axis]: Toronto-Dominion Bank/The Synthetic GIC Asset Fixed Income Investments 5.523% $670,000 par due 07/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toronto-Dominion Bank/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.523%
EBP, Investment, maturity date	Jul. 17, 2028
EBP, Investment, par or maturity value	$ 670,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 694,415
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2017-6 Synthetic GIC Asset Fixed Income Investments 2.750% $108,649 par due 10/25/2057
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2017-6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.75%
EBP, Investment, maturity date	Oct. 25, 2057
EBP, Investment, par or maturity value	$ 108,649
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 107,236
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2017-6 Synthetic GIC Asset Fixed Income Investments 2.750% $17,613 par due 10/25/2057
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2017-6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.75%
EBP, Investment, maturity date	Oct. 25, 2057
EBP, Investment, par or maturity value	$ 17,613
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 17,384
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-1 Synthetic GIC Asset Fixed Income Investments 3.000% $21,256 par due 01/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2018-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.00%
EBP, Investment, maturity date	Jan. 25, 2058
EBP, Investment, par or maturity value	$ 21,256
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 21,128
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-2 Synthetic GIC Asset Fixed Income Investments 3.250% $323,105 par due 03/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2018-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.25%
EBP, Investment, maturity date	Mar. 25, 2058
EBP, Investment, par or maturity value	$ 323,105
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 320,258
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-3 Synthetic GIC Asset Fixed Income Investments 3.750% $428,665 par due 05/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2018-3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	May 25, 2058
EBP, Investment, par or maturity value	$ 428,665
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 422,398
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2018-6 Synthetic GIC Asset Fixed Income Investments 3.750% $49,542 par due 03/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2018-6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	Mar. 25, 2058
EBP, Investment, par or maturity value	$ 49,542
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 49,312
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-4 Synthetic GIC Asset Fixed Income Investments 2.900% $1,934,190 par due 10/25/2059
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2019-4 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.90%
EBP, Investment, maturity date	Oct. 25, 2059
EBP, Investment, par or maturity value	$ 1,934,190
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,866,184
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-HY1 Synthetic GIC Asset Fixed Income Investments 4.846% $260,451 par due 10/25/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2019-HY1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.846%
EBP, Investment, maturity date	Oct. 25, 2048
EBP, Investment, par or maturity value	$ 260,451
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 260,704
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-HY2 Synthetic GIC Asset Fixed Income Investments 4.846% $275,635 par due 05/25/2058
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2019-HY2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.846%
EBP, Investment, maturity date	May 25, 2058
EBP, Investment, par or maturity value	$ 275,635
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 280,661
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2019-HY3 Synthetic GIC Asset Fixed Income Investments 4.846% $582,316 par due 10/25/2059
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2019-HY3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.846%
EBP, Investment, maturity date	Oct. 25, 2059
EBP, Investment, par or maturity value	$ 582,316
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 582,743
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2021-1 Synthetic GIC Asset Fixed Income Investments 2.250% $2,296,645 par due 11/25/2061
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2021-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.25%
EBP, Investment, maturity date	Nov. 25, 2061
EBP, Investment, par or maturity value	$ 2,296,645
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,165,663
Investment, Identifier [Axis]: Towd Point Mortgage Trust 2022-4 Synthetic GIC Asset Fixed Income Investments 3.750% $2,111,501 par due 09/25/2062
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Towd Point Mortgage Trust 2022-4 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	Sep. 25, 2062
EBP, Investment, par or maturity value	$ 2,111,501
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,036,101
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2022-1 Synthetic GIC Asset Fixed Income Investments 3.820% $2,105,000 par due 04/25/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Auto Loan Extended Note Trust 2022-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.82%
EBP, Investment, maturity date	Apr. 25, 2035
EBP, Investment, par or maturity value	$ 2,105,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,103,819
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2022-1 Synthetic GIC Asset Fixed Income Investments 3.820% $4,710,000 par due 04/25/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Auto Loan Extended Note Trust 2022-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.82%
EBP, Investment, maturity date	Apr. 25, 2035
EBP, Investment, par or maturity value	$ 4,710,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,707,358
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2023-1 Synthetic GIC Asset Fixed Income Investments 4.930% $4,060,000 par due 06/25/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Auto Loan Extended Note Trust 2023-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.93%
EBP, Investment, maturity date	Jun. 25, 2036
EBP, Investment, par or maturity value	$ 4,060,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,154,951
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2024-1 Synthetic GIC Asset Fixed Income Investments 5.160% $4,560,000 par due 11/25/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Auto Loan Extended Note Trust 2024-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.16%
EBP, Investment, maturity date	Nov. 25, 2036
EBP, Investment, par or maturity value	$ 4,560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,728,164
Investment, Identifier [Axis]: Toyota Auto Loan Extended Note Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.650% $3,310,000 par due 05/25/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Auto Loan Extended Note Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.65%
EBP, Investment, maturity date	May 25, 2038
EBP, Investment, par or maturity value	$ 3,310,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,378,994
Investment, Identifier [Axis]: Toyota Auto Receivables 2024-B Owner Trust Synthetic GIC Asset Fixed Income Investments 5.330% $2,425,385 par due 01/16/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Auto Receivables 2024-B Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.33%
EBP, Investment, maturity date	Jan. 16, 2029
EBP, Investment, par or maturity value	$ 2,425,385
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,450,667
Investment, Identifier [Axis]: Toyota Auto Receivables 2025-B Owner Trust Synthetic GIC Asset Fixed Income Investments 4.340% $2,435,000 par due 11/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Auto Receivables 2025-B Owner Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.34%
EBP, Investment, maturity date	Nov. 15, 2029
EBP, Investment, par or maturity value	$ 2,435,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,454,366
Investment, Identifier [Axis]: Toyota Lease Owner Trust 2024-B Synthetic GIC Asset Fixed Income Investments 4.210% $3,960,000 par due 09/20/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Lease Owner Trust 2024-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.21%
EBP, Investment, maturity date	Sep. 20, 2027
EBP, Investment, par or maturity value	$ 3,960,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,966,843
Investment, Identifier [Axis]: Toyota Lease Owner Trust 2025-B Synthetic GIC Asset Fixed Income Investments 3.960% $2,380,000 par due 11/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Lease Owner Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.96%
EBP, Investment, maturity date	Nov. 20, 2028
EBP, Investment, par or maturity value	$ 2,380,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,386,264
Investment, Identifier [Axis]: Toyota Motor Credit Corp Synthetic GIC Asset Fixed Income Investments 4.550% $180,000 par due 08/09/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Motor Credit Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.55%
EBP, Investment, maturity date	Aug. 09, 2029
EBP, Investment, par or maturity value	$ 180,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 183,114
Investment, Identifier [Axis]: Toyota Motor Credit Corp Synthetic GIC Asset Fixed Income Investments 5.100% $440,000 par due 03/21/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Toyota Motor Credit Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Mar. 21, 2031
EBP, Investment, par or maturity value	$ 440,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 457,494
Investment, Identifier [Axis]: Trane Technologies Financing Ltd Synthetic GIC Asset Fixed Income Investments 3.800% $820,000 par due 03/21/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Trane Technologies Financing Ltd [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Mar. 21, 2029
EBP, Investment, par or maturity value	$ 820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 814,572
Investment, Identifier [Axis]: Transamerica Life Ins. Co. Synthetic GIC Wrapper Contract No. MDA00940TR 3.470%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Transamerica Life Ins. Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.47%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Transcontinental Gas Pipe Line Co LLC Synthetic GIC Asset Fixed Income Investments 3.250% $1,205,000 par due 05/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Transcontinental Gas Pipe Line Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.25%
EBP, Investment, maturity date	May 15, 2030
EBP, Investment, par or maturity value	$ 1,205,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,155,430
Investment, Identifier [Axis]: Transcontinental Gas Pipe Line Co LLC Synthetic GIC Asset Fixed Income Investments 4.000% $720,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Transcontinental Gas Pipe Line Co LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 720,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 719,613
Investment, Identifier [Axis]: Trinity Health Synthetic GIC Asset Fixed Income Investments 3.084% $2,235,000 par due 12/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Trinity Health [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.084%
EBP, Investment, maturity date	Dec. 01, 2034
EBP, Investment, par or maturity value	$ 2,235,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,045,092
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.136% $1,150,000 par due 10/23/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Truist Bank [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.136%
EBP, Investment, maturity date	Oct. 23, 2029
EBP, Investment, par or maturity value	$ 1,150,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,149,554
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.136% $1,205,000 par due 10/23/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Truist Bank [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.136%
EBP, Investment, maturity date	Oct. 23, 2029
EBP, Investment, par or maturity value	$ 1,205,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,204,532
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.420% $1,320,000 par due 07/24/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Truist Bank [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.42%
EBP, Investment, maturity date	Jul. 24, 2028
EBP, Investment, par or maturity value	$ 1,320,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,327,838
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.632% $1,200,000 par due 09/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Truist Bank [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.632%
EBP, Investment, maturity date	Sep. 17, 2029
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,203,718
Investment, Identifier [Axis]: Truist Bank Synthetic GIC Asset Fixed Income Investments 4.632% $700,000 par due 09/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Truist Bank [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.632%
EBP, Investment, maturity date	Sep. 17, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 702,169
Investment, Identifier [Axis]: Truist Financial Corp Synthetic GIC Asset Fixed Income Investments 5.071% $1,020,000 par due 05/20/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Truist Financial Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.071%
EBP, Investment, maturity date	May 20, 2031
EBP, Investment, par or maturity value	$ 1,020,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,048,778
Investment, Identifier [Axis]: Trustees of Dartmouth College Synthetic GIC Asset Fixed Income Investments 4.273% $1,850,000 par due 06/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Trustees of Dartmouth College [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.273%
EBP, Investment, maturity date	Jun. 01, 2030
EBP, Investment, par or maturity value	$ 1,850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,867,930
Investment, Identifier [Axis]: Trustees of Princeton University/The Synthetic GIC Asset Fixed Income Investments 4.647% $1,250,000 par due 07/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Trustees of Princeton University/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.647%
EBP, Investment, maturity date	Jul. 01, 2030
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,280,114
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C3 Synthetic GIC Asset Fixed Income Investments 3.167% $1,455,000 par due 08/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Commercial Mortgage Trust 2017-C3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.167%
EBP, Investment, maturity date	Aug. 15, 2050
EBP, Investment, par or maturity value	$ 1,455,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,440,580
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2017-C3 Synthetic GIC Asset Fixed Income Investments 3.167% $3,675,000 par due 08/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Commercial Mortgage Trust 2017-C3 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.167%
EBP, Investment, maturity date	Aug. 15, 2050
EBP, Investment, par or maturity value	$ 3,675,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,638,577
Investment, Identifier [Axis]: UBS Commercial Mortgage Trust 2018-C10 Synthetic GIC Asset Fixed Income Investments 4.313% $2,550,000 par due 05/15/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Commercial Mortgage Trust 2018-C10 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.313%
EBP, Investment, maturity date	May 15, 2051
EBP, Investment, par or maturity value	$ 2,550,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,546,111
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 1.305% $410,000 par due 02/02/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.305%
EBP, Investment, maturity date	Feb. 02, 2027
EBP, Investment, par or maturity value	$ 410,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 408,756
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 1.364% $2,000,000 par due 01/30/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.364%
EBP, Investment, maturity date	Jan. 30, 2027
EBP, Investment, par or maturity value	$ 2,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,995,516
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 1.494% $540,000 par due 08/10/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.494%
EBP, Investment, maturity date	Aug. 10, 2027
EBP, Investment, par or maturity value	$ 540,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 531,413
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 2.746% $510,000 par due 02/11/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.746%
EBP, Investment, maturity date	Feb. 11, 2033
EBP, Investment, par or maturity value	$ 510,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 457,983
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 3.869% $1,000,000 par due 01/12/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.869%
EBP, Investment, maturity date	Jan. 12, 2029
EBP, Investment, par or maturity value	$ 1,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 994,567
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 3.869% $340,000 par due 01/12/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.869%
EBP, Investment, maturity date	Jan. 12, 2029
EBP, Investment, par or maturity value	$ 340,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 338,153
Investment, Identifier [Axis]: UBS Group AG Synthetic GIC Asset Fixed Income Investments 6.327% $940,000 par due 12/22/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UBS Group AG [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.327%
EBP, Investment, maturity date	Dec. 22, 2027
EBP, Investment, par or maturity value	$ 940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 959,647
Investment, Identifier [Axis]: UDR Inc Synthetic GIC Asset Fixed Income Investments 2.950% $1,765,000 par due 09/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UDR Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.95%
EBP, Investment, maturity date	Sep. 01, 2026
EBP, Investment, par or maturity value	$ 1,765,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,754,038
Investment, Identifier [Axis]: UDR Inc Synthetic GIC Asset Fixed Income Investments 3.500% $1,380,000 par due 01/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UDR Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Jan. 15, 2028
EBP, Investment, par or maturity value	$ 1,380,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,364,683
Investment, Identifier [Axis]: UDR Inc Synthetic GIC Asset Fixed Income Investments 3.500% $700,000 par due 01/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UDR Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Jan. 15, 2028
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 692,231
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 2.215% $1,935,000 par due 01/27/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	US Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.215%
EBP, Investment, maturity date	Jan. 27, 2028
EBP, Investment, par or maturity value	$ 1,935,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,900,751
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 4.548% $2,240,000 par due 07/22/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	US Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.548%
EBP, Investment, maturity date	Jul. 22, 2028
EBP, Investment, par or maturity value	$ 2,240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,258,876
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 5.384% $1,470,000 par due 01/23/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	US Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.384%
EBP, Investment, maturity date	Jan. 23, 2030
EBP, Investment, par or maturity value	$ 1,470,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,523,429
Investment, Identifier [Axis]: US Bancorp Synthetic GIC Asset Fixed Income Investments 5.850% $210,000 par due 10/21/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	US Bancorp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.85%
EBP, Investment, maturity date	Oct. 21, 2033
EBP, Investment, par or maturity value	$ 210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 225,213
Investment, Identifier [Axis]: US Bank NA/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 4.730% $1,250,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	US Bank NA/Cincinnati OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.73%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,262,860
Investment, Identifier [Axis]: US Bank NA/Cincinnati OH Synthetic GIC Asset Fixed Income Investments 4.730% $1,680,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	US Bank NA/Cincinnati OH [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.73%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 1,680,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,697,284
Investment, Identifier [Axis]: USAA Auto Owner Trust 2025-A Synthetic GIC Asset Fixed Income Investments 3.950% $2,470,000 par due 12/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	USAA Auto Owner Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Dec. 17, 2029
EBP, Investment, par or maturity value	$ 2,470,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,476,469
Investment, Identifier [Axis]: Union Electric Co Synthetic GIC Asset Fixed Income Investments 2.950% $2,760,000 par due 03/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Union Electric Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.95%
EBP, Investment, maturity date	Mar. 15, 2030
EBP, Investment, par or maturity value	$ 2,760,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,632,311
Investment, Identifier [Axis]: Union Electric Co Synthetic GIC Asset Fixed Income Investments 3.500% $250,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Union Electric Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 245,804
Investment, Identifier [Axis]: United States Int Dev Finance Corp Synthetic GIC Asset Fixed Income Investments 3.600% $3,097,826 par due 03/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Int Dev Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.60%
EBP, Investment, maturity date	Mar. 15, 2035
EBP, Investment, par or maturity value	$ 3,097,826
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,023,051
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.780% $1,320,254 par due 12/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.78%
EBP, Investment, maturity date	Dec. 01, 2037
EBP, Investment, par or maturity value	$ 1,320,254
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,231,663
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.800% $727,729 par due 01/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.80%
EBP, Investment, maturity date	Jan. 01, 2037
EBP, Investment, par or maturity value	$ 727,729
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 686,662
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.810% $1,452,935 par due 06/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.81%
EBP, Investment, maturity date	Jun. 01, 2037
EBP, Investment, par or maturity value	$ 1,452,935
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,371,869
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.810% $258,715 par due 12/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.81%
EBP, Investment, maturity date	Dec. 01, 2036
EBP, Investment, par or maturity value	$ 258,715
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 244,342
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.840% $1,290,415 par due 04/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.84%
EBP, Investment, maturity date	Apr. 01, 2037
EBP, Investment, par or maturity value	$ 1,290,415
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,212,656
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.850% $1,143,794 par due 10/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.85%
EBP, Investment, maturity date	Oct. 01, 2037
EBP, Investment, par or maturity value	$ 1,143,794
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,072,544
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.880% $354,885 par due 07/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.88%
EBP, Investment, maturity date	Jul. 01, 2035
EBP, Investment, par or maturity value	$ 354,885
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 337,306
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.980% $462,326 par due 06/01/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.98%
EBP, Investment, maturity date	Jun. 01, 2035
EBP, Investment, par or maturity value	$ 462,326
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 438,734
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 2.980% $571,714 par due 07/01/2037
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.98%
EBP, Investment, maturity date	Jul. 01, 2037
EBP, Investment, par or maturity value	$ 571,714
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 541,132
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.150% $434,077 par due 07/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.15%
EBP, Investment, maturity date	Jul. 01, 2033
EBP, Investment, par or maturity value	$ 434,077
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 420,691
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.210% $281,179 par due 03/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.21%
EBP, Investment, maturity date	Mar. 01, 2034
EBP, Investment, par or maturity value	$ 281,179
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 272,791
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.230% $304,903 par due 02/01/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.23%
EBP, Investment, maturity date	Feb. 01, 2034
EBP, Investment, par or maturity value	$ 304,903
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 296,275
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.370% $619,819 par due 10/01/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.37%
EBP, Investment, maturity date	Oct. 01, 2033
EBP, Investment, par or maturity value	$ 619,819
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 605,257
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.800% $6,673,177 par due 08/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.80%
EBP, Investment, maturity date	Aug. 01, 2047
EBP, Investment, par or maturity value	$ 6,673,177
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,330,997
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 3.940% $6,623,721 par due 05/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.94%
EBP, Investment, maturity date	May 01, 2047
EBP, Investment, par or maturity value	$ 6,623,721
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,317,354
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 4.480% $2,488,446 par due 04/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.48%
EBP, Investment, maturity date	Apr. 01, 2048
EBP, Investment, par or maturity value	$ 2,488,446
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,452,980
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 4.710% $1,913,968 par due 12/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.71%
EBP, Investment, maturity date	Dec. 01, 2047
EBP, Investment, par or maturity value	$ 1,913,968
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,919,783
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 4.910% $1,184,581 par due 01/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.91%
EBP, Investment, maturity date	Jan. 01, 2048
EBP, Investment, par or maturity value	$ 1,184,581
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,197,303
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.040% $2,971,713 par due 10/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.04%
EBP, Investment, maturity date	Oct. 01, 2047
EBP, Investment, par or maturity value	$ 2,971,713
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,006,824
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.100% $2,728,319 par due 06/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.10%
EBP, Investment, maturity date	Jun. 01, 2050
EBP, Investment, par or maturity value	$ 2,728,319
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,763,198
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.120% $2,301,513 par due 05/01/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.12%
EBP, Investment, maturity date	May 01, 2050
EBP, Investment, par or maturity value	$ 2,301,513
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,343,316
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.130% $3,430,208 par due 11/01/2047
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.13%
EBP, Investment, maturity date	Nov. 01, 2047
EBP, Investment, par or maturity value	$ 3,430,208
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,506,215
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.180% $5,692,461 par due 07/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.18%
EBP, Investment, maturity date	Jul. 01, 2048
EBP, Investment, par or maturity value	$ 5,692,461
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,826,706
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.280% $2,782,194 par due 12/01/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.28%
EBP, Investment, maturity date	Dec. 01, 2048
EBP, Investment, par or maturity value	$ 2,782,194
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,856,101
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.290% $95,344 par due 12/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.29%
EBP, Investment, maturity date	Dec. 01, 2027
EBP, Investment, par or maturity value	$ 95,344
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 95,934
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.310% $25,186 par due 05/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.31%
EBP, Investment, maturity date	May 01, 2027
EBP, Investment, par or maturity value	$ 25,186
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 25,192
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.380% $2,905,414 par due 04/01/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.38%
EBP, Investment, maturity date	Apr. 01, 2049
EBP, Investment, par or maturity value	$ 2,905,414
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,999,114
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.510% $29,021 par due 11/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.51%
EBP, Investment, maturity date	Nov. 01, 2027
EBP, Investment, par or maturity value	$ 29,021
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 29,267
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.510% $35,470 par due 11/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.51%
EBP, Investment, maturity date	Nov. 01, 2027
EBP, Investment, par or maturity value	$ 35,470
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 35,771
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.540% $6,992 par due 09/01/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.54%
EBP, Investment, maturity date	Sep. 01, 2026
EBP, Investment, par or maturity value	$ 6,992
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,022
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.600% $62,815 par due 09/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.60%
EBP, Investment, maturity date	Sep. 01, 2028
EBP, Investment, par or maturity value	$ 62,815
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 63,740
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.630% $145,186 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.63%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 145,186
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 147,511
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.630% $72,593 par due 10/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.63%
EBP, Investment, maturity date	Oct. 01, 2028
EBP, Investment, par or maturity value	$ 72,593
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 73,756
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.680% $25,137 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.68%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 25,137
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 25,304
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.720% $272,232 par due 01/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.72%
EBP, Investment, maturity date	Jan. 01, 2029
EBP, Investment, par or maturity value	$ 272,232
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 275,008
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 5.720% $40,165 par due 01/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.72%
EBP, Investment, maturity date	Jan. 01, 2029
EBP, Investment, par or maturity value	$ 40,165
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 40,575
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 6.770% $21,316 par due 11/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.77%
EBP, Investment, maturity date	Nov. 01, 2028
EBP, Investment, par or maturity value	$ 21,316
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 21,828
Investment, Identifier [Axis]: United States Small Business Administration Synthetic GIC Asset Fixed Income Investments 6.770% $50,145 par due 11/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Small Business Administration [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.77%
EBP, Investment, maturity date	Nov. 01, 2028
EBP, Investment, par or maturity value	$ 50,145
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 51,349
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.375% $54,730,000 par due 09/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.375%
EBP, Investment, maturity date	Sep. 15, 2028
EBP, Investment, par or maturity value	$ 54,730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 54,522,628
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $17,795,000 par due 11/30/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Nov. 30, 2030
EBP, Investment, par or maturity value	$ 17,795,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 17,632,336
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $20,645,000 par due 11/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Nov. 15, 2028
EBP, Investment, par or maturity value	$ 20,645,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 20,628,876
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $34,330,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 34,330,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 34,303,188
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $34,345,000 par due 10/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Oct. 15, 2028
EBP, Investment, par or maturity value	$ 34,345,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 34,320,855
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $6,000,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 6,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,995,314
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.500% $7,410,000 par due 02/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.50%
EBP, Investment, maturity date	Feb. 15, 2033
EBP, Investment, par or maturity value	$ 7,410,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,212,879
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.625% $12,030,000 par due 12/31/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.625%
EBP, Investment, maturity date	Dec. 31, 2030
EBP, Investment, par or maturity value	$ 12,030,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,984,888
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.625% $37,480,000 par due 08/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.625%
EBP, Investment, maturity date	Aug. 15, 2028
EBP, Investment, par or maturity value	$ 37,480,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 37,585,431
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.750% $16,645,000 par due 05/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	May 15, 2028
EBP, Investment, par or maturity value	$ 16,645,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 16,739,277
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.750% $8,000,000 par due 04/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.75%
EBP, Investment, maturity date	Apr. 15, 2028
EBP, Investment, par or maturity value	$ 8,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 8,043,128
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $1,295,000 par due 08/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.875%
EBP, Investment, maturity date	Aug. 15, 2034
EBP, Investment, par or maturity value	$ 1,295,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,277,547
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $11,825,000 par due 04/30/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.875%
EBP, Investment, maturity date	Apr. 30, 2030
EBP, Investment, par or maturity value	$ 11,825,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,926,624
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $11,980,000 par due 07/31/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.875%
EBP, Investment, maturity date	Jul. 31, 2030
EBP, Investment, par or maturity value	$ 11,980,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 12,078,739
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $34,220,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.875%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 34,220,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 34,522,094
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $5,355,000 par due 08/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.875%
EBP, Investment, maturity date	Aug. 15, 2033
EBP, Investment, par or maturity value	$ 5,355,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,319,646
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 3.875% $6,855,000 par due 07/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.875%
EBP, Investment, maturity date	Jul. 15, 2028
EBP, Investment, par or maturity value	$ 6,855,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,914,714
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.000% $16,270,000 par due 02/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Feb. 15, 2034
EBP, Investment, par or maturity value	$ 16,270,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 16,249,028
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.000% $6,055,000 par due 11/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Nov. 15, 2035
EBP, Investment, par or maturity value	$ 6,055,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,981,208
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $1,820,000 par due 01/31/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Jan. 31, 2030
EBP, Investment, par or maturity value	$ 1,820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,861,733
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $11,190,000 par due 05/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	May 15, 2035
EBP, Investment, par or maturity value	$ 11,190,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,307,148
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $44,560,000 par due 08/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Aug. 15, 2035
EBP, Investment, par or maturity value	$ 44,560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 44,977,750
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.250% $5,060,000 par due 11/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Nov. 15, 2034
EBP, Investment, par or maturity value	$ 5,060,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,123,447
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.375% $7,620,000 par due 05/15/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.375%
EBP, Investment, maturity date	May 15, 2034
EBP, Investment, par or maturity value	$ 7,620,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,801,569
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.500% $16,000,000 par due 11/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Nov. 15, 2033
EBP, Investment, par or maturity value	$ 16,000,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 16,549,376
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.625% $16,510,000 par due 02/15/2035
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.625%
EBP, Investment, maturity date	Feb. 15, 2035
EBP, Investment, par or maturity value	$ 16,510,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 17,172,332
Investment, Identifier [Axis]: United States Treasury Note/Bond Synthetic GIC Asset Fixed Income Investments 4.625% $5,895,000 par due 04/30/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	United States Treasury Note/Bond [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.625%
EBP, Investment, maturity date	Apr. 30, 2031
EBP, Investment, par or maturity value	$ 5,895,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,142,543
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 3.875% $850,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UnitedHealth Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.875%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 849,674
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 4.250% $740,000 par due 01/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UnitedHealth Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Jan. 15, 2029
EBP, Investment, par or maturity value	$ 740,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 745,994
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 4.400% $560,000 par due 06/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UnitedHealth Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jun. 15, 2028
EBP, Investment, par or maturity value	$ 560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 566,495
Investment, Identifier [Axis]: UnitedHealth Group Inc Synthetic GIC Asset Fixed Income Investments 4.700% $1,200,000 par due 04/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	UnitedHealth Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.70%
EBP, Investment, maturity date	Apr. 15, 2029
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,224,368
Investment, Identifier [Axis]: University of North Carolina at Chapel Hill Synthetic GIC Asset Fixed Income Investments 3.327% $500,000 par due 12/01/2036
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	University of North Carolina at Chapel Hill [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.327%
EBP, Investment, maturity date	Dec. 01, 2036
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 461,920
Investment, Identifier [Axis]: Utah Housing Corp Synthetic GIC Asset Fixed Income Investments 6.000% $1,210,000 par due 07/01/2055
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Utah Housing Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.00%
EBP, Investment, maturity date	Jul. 01, 2055
EBP, Investment, par or maturity value	$ 1,210,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,260,312
Investment, Identifier [Axis]: VCM Lease SA Synthetic GIC Asset Fixed Income Investments 2.516% $156,771 par due 09/28/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	VCM Lease SA [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.516%
EBP, Investment, maturity date	Sep. 28, 2027
EBP, Investment, par or maturity value	$ 156,771
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 153,876
Investment, Identifier [Axis]: Ventas Realty LP Synthetic GIC Asset Fixed Income Investments 3.850% $720,000 par due 04/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ventas Realty LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.85%
EBP, Investment, maturity date	Apr. 01, 2027
EBP, Investment, par or maturity value	$ 720,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 718,199
Investment, Identifier [Axis]: Ventas Realty LP Synthetic GIC Asset Fixed Income Investments 4.400% $1,370,000 par due 01/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ventas Realty LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jan. 15, 2029
EBP, Investment, par or maturity value	$ 1,370,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,376,453
Investment, Identifier [Axis]: Ventas Realty LP Synthetic GIC Asset Fixed Income Investments 4.400% $1,600,000 par due 01/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Ventas Realty LP [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.40%
EBP, Investment, maturity date	Jan. 15, 2029
EBP, Investment, par or maturity value	$ 1,600,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,607,536
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 2.100% $2,400,000 par due 03/22/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Communications Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.10%
EBP, Investment, maturity date	Mar. 22, 2028
EBP, Investment, par or maturity value	$ 2,400,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,304,871
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 2.355% $1,603,000 par due 03/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Communications Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.355%
EBP, Investment, maturity date	Mar. 15, 2032
EBP, Investment, par or maturity value	$ 1,603,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,414,771
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 2.550% $1,300,000 par due 03/21/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Communications Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.55%
EBP, Investment, maturity date	Mar. 21, 2031
EBP, Investment, par or maturity value	$ 1,300,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,188,923
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 4.125% $636,000 par due 03/16/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Communications Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Mar. 16, 2027
EBP, Investment, par or maturity value	$ 636,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 637,573
Investment, Identifier [Axis]: Verizon Communications Inc Synthetic GIC Asset Fixed Income Investments 4.750% $1,155,000 par due 01/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Communications Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	Jan. 15, 2033
EBP, Investment, par or maturity value	$ 1,155,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,156,376
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 4.170% $6,225,000 par due 08/20/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.17%
EBP, Investment, maturity date	Aug. 20, 2030
EBP, Investment, par or maturity value	$ 6,225,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,263,508
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 4.620% $1,280,000 par due 11/20/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.62%
EBP, Investment, maturity date	Nov. 20, 2030
EBP, Investment, par or maturity value	$ 1,280,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,298,916
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 5.160% $1,995,000 par due 06/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.16%
EBP, Investment, maturity date	Jun. 20, 2029
EBP, Investment, par or maturity value	$ 1,995,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,006,647
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 5.340% $3,950,000 par due 04/22/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.34%
EBP, Investment, maturity date	Apr. 22, 2030
EBP, Investment, par or maturity value	$ 3,950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,027,203
Investment, Identifier [Axis]: Verizon Master Trust Synthetic GIC Asset Fixed Income Investments 5.670% $3,840,000 par due 11/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Verizon Master Trust [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.67%
EBP, Investment, maturity date	Nov. 20, 2029
EBP, Investment, par or maturity value	$ 3,840,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,901,636
Investment, Identifier [Axis]: Virginia Housing Development Authority 2016-A Synthetic GIC Asset Fixed Income Investments 3.100% $214,627 par due 06/25/2041
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Virginia Housing Development Authority 2016-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.10%
EBP, Investment, maturity date	Jun. 25, 2041
EBP, Investment, par or maturity value	$ 214,627
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 191,439
Investment, Identifier [Axis]: Virginia Power Fuel Securitization LLC Synthetic GIC Asset Fixed Income Investments 4.877% $1,750,000 par due 05/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Virginia Power Fuel Securitization LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.877%
EBP, Investment, maturity date	May 01, 2031
EBP, Investment, par or maturity value	$ 1,750,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,790,906
Investment, Identifier [Axis]: Virginia Power Fuel Securitization LLC Synthetic GIC Asset Fixed Income Investments 4.877% $2,125,000 par due 05/01/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Virginia Power Fuel Securitization LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.877%
EBP, Investment, maturity date	May 01, 2031
EBP, Investment, par or maturity value	$ 2,125,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,174,672
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2024-A Synthetic GIC Asset Fixed Income Investments 5.210% $2,240,000 par due 06/21/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Auto Lease Trust 2024-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.21%
EBP, Investment, maturity date	Jun. 21, 2027
EBP, Investment, par or maturity value	$ 2,240,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,251,903
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.500% $3,105,000 par due 06/20/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Auto Lease Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Jun. 20, 2028
EBP, Investment, par or maturity value	$ 3,105,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,136,193
Investment, Identifier [Axis]: Volkswagen Auto Lease Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.010% $1,815,000 par due 01/22/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Auto Lease Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.01%
EBP, Investment, maturity date	Jan. 22, 2029
EBP, Investment, par or maturity value	$ 1,815,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,822,265
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 2025-1 Synthetic GIC Asset Fixed Income Investments 4.500% $1,850,000 par due 08/20/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Auto Loan Enhanced Trust 2025-1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.50%
EBP, Investment, maturity date	Aug. 20, 2029
EBP, Investment, par or maturity value	$ 1,850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,869,373
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 2025-2 Synthetic GIC Asset Fixed Income Investments 3.920% $4,065,000 par due 03/20/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Auto Loan Enhanced Trust 2025-2 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.92%
EBP, Investment, maturity date	Mar. 20, 2030
EBP, Investment, par or maturity value	$ 4,065,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,075,837
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 4.350% $950,000 par due 06/08/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Group of America Finance LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.35%
EBP, Investment, maturity date	Jun. 08, 2027
EBP, Investment, par or maturity value	$ 950,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 951,537
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 4.850% $500,000 par due 08/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Group of America Finance LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.85%
EBP, Investment, maturity date	Aug. 15, 2027
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 504,836
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 5.650% $1,960,000 par due 09/12/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Group of America Finance LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.65%
EBP, Investment, maturity date	Sep. 12, 2028
EBP, Investment, par or maturity value	$ 1,960,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,021,370
Investment, Identifier [Axis]: Volkswagen Group of America Finance LLC Synthetic GIC Asset Fixed Income Investments 5.700% $1,770,000 par due 09/12/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Volkswagen Group of America Finance LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.70%
EBP, Investment, maturity date	Sep. 12, 2026
EBP, Investment, par or maturity value	$ 1,770,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,788,481
Investment, Identifier [Axis]: Voya Global Funding Synthetic GIC Asset Fixed Income Investments 4.600% $255,000 par due 11/24/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Voya Global Funding [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.60%
EBP, Investment, maturity date	Nov. 24, 2030
EBP, Investment, par or maturity value	$ 255,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 256,464
Investment, Identifier [Axis]: Voya Ret. Ins. and Annuity Co. Synthetic GIC Wrapper Contract No. 60352 3.440%
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Voya Ret. Ins. and Annuity Co. [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC - Wrapper Contract
EBP, Investment, interest rate	3.44%
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 0
Investment, Identifier [Axis]: Vulcan Materials Co Synthetic GIC Asset Fixed Income Investments 4.950% $800,000 par due 12/01/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Vulcan Materials Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.95%
EBP, Investment, maturity date	Dec. 01, 2029
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 821,342
Investment, Identifier [Axis]: WEC Energy Group Inc Synthetic GIC Asset Fixed Income Investments 1.375% $900,000 par due 10/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	WEC Energy Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.375%
EBP, Investment, maturity date	Oct. 15, 2027
EBP, Investment, par or maturity value	$ 900,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 860,366
Investment, Identifier [Axis]: WEC Energy Group Inc Synthetic GIC Asset Fixed Income Investments 2.200% $665,000 par due 12/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	WEC Energy Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.20%
EBP, Investment, maturity date	Dec. 15, 2028
EBP, Investment, par or maturity value	$ 665,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 631,865
Investment, Identifier [Axis]: WEC Energy Group Inc Synthetic GIC Asset Fixed Income Investments 5.150% $755,000 par due 10/01/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	WEC Energy Group Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.15%
EBP, Investment, maturity date	Oct. 01, 2027
EBP, Investment, par or maturity value	$ 755,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 769,981
Investment, Identifier [Axis]: WMRK Commercial Mortgage Trust 2022-WMRK Synthetic GIC Asset Fixed Income Investments 6.539% $349,898 par due 11/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	WMRK Commercial Mortgage Trust 2022-WMRK [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.539%
EBP, Investment, maturity date	Nov. 15, 2027
EBP, Investment, par or maturity value	$ 349,898
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 351,879
Investment, Identifier [Axis]: WRKCO INC Synthetic GIC Asset Fixed Income Investments 3.900% $920,000 par due 06/01/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	WRKCO INC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.90%
EBP, Investment, maturity date	Jun. 01, 2028
EBP, Investment, par or maturity value	$ 920,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 915,434
Investment, Identifier [Axis]: WRKCO INC Synthetic GIC Asset Fixed Income Investments 4.000% $1,115,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	WRKCO INC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 1,115,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,112,544
Investment, Identifier [Axis]: WRKCO INC Synthetic GIC Asset Fixed Income Investments 4.000% $1,560,000 par due 03/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	WRKCO INC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Mar. 15, 2028
EBP, Investment, par or maturity value	$ 1,560,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,556,563
Investment, Identifier [Axis]: Waco Educational Finance Corp Synthetic GIC Asset Fixed Income Investments 4.865% $1,925,000 par due 03/01/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Waco Educational Finance Corp [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.865%
EBP, Investment, maturity date	Mar. 01, 2030
EBP, Investment, par or maturity value	$ 1,925,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,979,940
Investment, Identifier [Axis]: Warnermedia Holdings Inc Synthetic GIC Asset Fixed Income Investments 3.755% $741,000 par due 03/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Warnermedia Holdings Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.755%
EBP, Investment, maturity date	Mar. 15, 2027
EBP, Investment, par or maturity value	$ 741,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 736,015
Investment, Identifier [Axis]: Warnermedia Holdings Inc Synthetic GIC Asset Fixed Income Investments 4.279% $2,108,000 par due 03/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Warnermedia Holdings Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.279%
EBP, Investment, maturity date	Mar. 15, 2032
EBP, Investment, par or maturity value	$ 2,108,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,850,445
Investment, Identifier [Axis]: Wells Fargo & Company common stock Common Stock Fund
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo & Company common stock [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Stock Fund
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,995,367,786	$ 10,218,099,891
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-C35 Synthetic GIC Asset Fixed Income Investments 2.674% $565,435 par due 07/15/2048
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2016-C35 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.674%
EBP, Investment, maturity date	Jul. 15, 2048
EBP, Investment, par or maturity value	$ 565,435
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 562,766
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-LC24 Synthetic GIC Asset Fixed Income Investments 2.684% $787,938 par due 10/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2016-LC24 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.684%
EBP, Investment, maturity date	Oct. 15, 2049
EBP, Investment, par or maturity value	$ 787,938
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 782,583
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2016-NXS6 Synthetic GIC Asset Fixed Income Investments 2.642% $3,294,815 par due 11/15/2049
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2016-NXS6 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.642%
EBP, Investment, maturity date	Nov. 15, 2049
EBP, Investment, par or maturity value	$ 3,294,815
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,288,183
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C38 Synthetic GIC Asset Fixed Income Investments 3.190% $2,555,545 par due 07/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2017-C38 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.19%
EBP, Investment, maturity date	Jul. 15, 2050
EBP, Investment, par or maturity value	$ 2,555,545
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,524,612
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C38 Synthetic GIC Asset Fixed Income Investments 3.453% $2,350,000 par due 07/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2017-C38 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.453%
EBP, Investment, maturity date	Jul. 15, 2050
EBP, Investment, par or maturity value	$ 2,350,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,325,363
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39 Synthetic GIC Asset Fixed Income Investments 3.157% $2,270,000 par due 09/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2017-C39 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.157%
EBP, Investment, maturity date	Sep. 15, 2050
EBP, Investment, par or maturity value	$ 2,270,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,233,569
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C39 Synthetic GIC Asset Fixed Income Investments 3.157% $4,610,000 par due 09/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2017-C39 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.157%
EBP, Investment, maturity date	Sep. 15, 2050
EBP, Investment, par or maturity value	$ 4,610,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,536,014
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C40 Synthetic GIC Asset Fixed Income Investments 3.317% $3,065,000 par due 10/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2017-C40 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.317%
EBP, Investment, maturity date	Oct. 15, 2050
EBP, Investment, par or maturity value	$ 3,065,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,027,426
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2017-C42 Synthetic GIC Asset Fixed Income Investments 3.589% $1,870,000 par due 12/15/2050
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2017-C42 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.589%
EBP, Investment, maturity date	Dec. 15, 2050
EBP, Investment, par or maturity value	$ 1,870,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,845,322
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Wells Fargo Commercial Mortgage Trust 2018-C43 Synthetic GIC Asset Fixed Income Investments 4.012% $2,820,000 par due 03/15/2051
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wells Fargo Commercial Mortgage Trust 2018-C43 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.012%
EBP, Investment, maturity date	Mar. 15, 2051
EBP, Investment, par or maturity value	$ 2,820,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,807,874
EBP, Asset held for investment, party-in-interest [true false]	true
Investment, Identifier [Axis]: Welltower OP LLC Synthetic GIC Asset Fixed Income Investments 2.050% $550,000 par due 01/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Welltower OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.05%
EBP, Investment, maturity date	Jan. 15, 2029
EBP, Investment, par or maturity value	$ 550,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 518,755
Investment, Identifier [Axis]: Welltower OP LLC Synthetic GIC Asset Fixed Income Investments 4.125% $2,191,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Welltower OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 2,191,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,196,335
Investment, Identifier [Axis]: Welltower OP LLC Synthetic GIC Asset Fixed Income Investments 4.125% $700,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Welltower OP LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.125%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 701,705
Investment, Identifier [Axis]: West Haymarket Joint Public Agency Synthetic GIC Asset Fixed Income Investments 5.400% $1,250,000 par due 12/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	West Haymarket Joint Public Agency [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.40%
EBP, Investment, maturity date	Dec. 15, 2030
EBP, Investment, par or maturity value	$ 1,250,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,295,938
Investment, Identifier [Axis]: Westfield Small Cap Growth Equity Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Westfield Small Cap Growth Equity [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 245,859,011
Investment, Identifier [Axis]: Weyerhaeuser Co Synthetic GIC Asset Fixed Income Investments 4.000% $1,200,000 par due 04/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Weyerhaeuser Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.00%
EBP, Investment, maturity date	Apr. 15, 2030
EBP, Investment, par or maturity value	$ 1,200,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,184,587
Investment, Identifier [Axis]: Weyerhaeuser Co Synthetic GIC Asset Fixed Income Investments 4.750% $765,000 par due 05/15/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Weyerhaeuser Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.75%
EBP, Investment, maturity date	May 15, 2026
EBP, Investment, par or maturity value	$ 765,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 766,567
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 4.410% $1,770,000 par due 05/18/2040
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wheels Fleet Lease Funding 1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.41%
EBP, Investment, maturity date	May 18, 2040
EBP, Investment, par or maturity value	$ 1,770,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,784,252
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 5.490% $2,456,734 par due 02/18/2039
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wheels Fleet Lease Funding 1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.49%
EBP, Investment, maturity date	Feb. 18, 2039
EBP, Investment, par or maturity value	$ 2,456,734
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,487,153
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 5.800% $1,213,196 par due 04/18/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wheels Fleet Lease Funding 1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.80%
EBP, Investment, maturity date	Apr. 18, 2038
EBP, Investment, par or maturity value	$ 1,213,196
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,220,937
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 5.800% $573,788 par due 04/18/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wheels Fleet Lease Funding 1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.80%
EBP, Investment, maturity date	Apr. 18, 2038
EBP, Investment, par or maturity value	$ 573,788
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 577,449
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 LLC Synthetic GIC Asset Fixed Income Investments 6.460% $1,799,889 par due 08/18/2038
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wheels Fleet Lease Funding 1 LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	6.46%
EBP, Investment, maturity date	Aug. 18, 2038
EBP, Investment, par or maturity value	$ 1,799,889
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,821,013
Investment, Identifier [Axis]: William Blair Small Cap Growth CIF II CL 1 Common Collective Trust
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	William Blair Small Cap Growth CIF II CL 1 [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Common Collective Trust
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 245,859,011
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 4.900% $290,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Williams Cos Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 290,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 296,232
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 4.900% $780,000 par due 03/15/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Williams Cos Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.90%
EBP, Investment, maturity date	Mar. 15, 2029
EBP, Investment, par or maturity value	$ 780,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 796,761
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.300% $700,000 par due 08/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Williams Cos Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.30%
EBP, Investment, maturity date	Aug. 15, 2028
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 720,856
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.300% $940,000 par due 08/15/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Williams Cos Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.30%
EBP, Investment, maturity date	Aug. 15, 2028
EBP, Investment, par or maturity value	$ 940,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 968,006
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.400% $1,795,000 par due 03/02/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Williams Cos Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.40%
EBP, Investment, maturity date	Mar. 02, 2026
EBP, Investment, par or maturity value	$ 1,795,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,798,917
Investment, Identifier [Axis]: Williams Cos Inc/The Synthetic GIC Asset Fixed Income Investments 5.650% $730,000 par due 03/15/2033
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Williams Cos Inc/The [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.65%
EBP, Investment, maturity date	Mar. 15, 2033
EBP, Investment, par or maturity value	$ 730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 769,043
Investment, Identifier [Axis]: Windermere Aviation LLC Synthetic GIC Asset Fixed Income Investments 2.351% $92,556 par due 05/27/2026
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Windermere Aviation LLC [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	2.351%
EBP, Investment, maturity date	May 27, 2026
EBP, Investment, par or maturity value	$ 92,556
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 91,913
Investment, Identifier [Axis]: Wisconsin Power and Light Co Synthetic GIC Asset Fixed Income Investments 3.050% $800,000 par due 10/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wisconsin Power and Light Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.05%
EBP, Investment, maturity date	Oct. 15, 2027
EBP, Investment, par or maturity value	$ 800,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 787,077
Investment, Identifier [Axis]: Wisconsin Power and Light Co Synthetic GIC Asset Fixed Income Investments 3.950% $790,000 par due 09/01/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wisconsin Power and Light Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Sep. 01, 2032
EBP, Investment, par or maturity value	$ 790,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 762,059
Investment, Identifier [Axis]: Wisconsin Power and Light Co Synthetic GIC Asset Fixed Income Investments 5.375% $700,000 par due 03/30/2034
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Wisconsin Power and Light Co [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.375%
EBP, Investment, maturity date	Mar. 30, 2034
EBP, Investment, par or maturity value	$ 700,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 722,633
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-B Synthetic GIC Asset Fixed Income Investments 5.270% $2,617,388 par due 09/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	World Omni Auto Receivables Trust 2024-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	5.27%
EBP, Investment, maturity date	Sep. 17, 2029
EBP, Investment, par or maturity value	$ 2,617,388
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,641,528
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2024-C Synthetic GIC Asset Fixed Income Investments 4.430% $3,730,000 par due 12/17/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	World Omni Auto Receivables Trust 2024-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.43%
EBP, Investment, maturity date	Dec. 17, 2029
EBP, Investment, par or maturity value	$ 3,730,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,752,365
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-B Synthetic GIC Asset Fixed Income Investments 4.340% $3,850,000 par due 09/16/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	World Omni Auto Receivables Trust 2025-B [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.34%
EBP, Investment, maturity date	Sep. 16, 2030
EBP, Investment, par or maturity value	$ 3,850,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,884,423
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-C Synthetic GIC Asset Fixed Income Investments 4.080% $1,925,000 par due 11/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	World Omni Auto Receivables Trust 2025-C [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.08%
EBP, Investment, maturity date	Nov. 15, 2030
EBP, Investment, par or maturity value	$ 1,925,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,936,169
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2025-D Synthetic GIC Asset Fixed Income Investments 3.950% $4,060,000 par due 03/17/2031
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	World Omni Auto Receivables Trust 2025-D [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	3.95%
EBP, Investment, maturity date	Mar. 17, 2031
EBP, Investment, par or maturity value	$ 4,060,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,072,432
Investment, Identifier [Axis]: World Omni Automobile Lease Sec Trust 2025-A Synthetic GIC Asset Fixed Income Investments 4.420% $1,215,000 par due 04/17/2028
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	World Omni Automobile Lease Sec Trust 2025-A [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.42%
EBP, Investment, maturity date	Apr. 17, 2028
EBP, Investment, par or maturity value	$ 1,215,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,225,122
Investment, Identifier [Axis]: Xcel Energy Inc Synthetic GIC Asset Fixed Income Investments 1.750% $465,000 par due 03/15/2027
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Xcel Energy Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.75%
EBP, Investment, maturity date	Mar. 15, 2027
EBP, Investment, par or maturity value	$ 465,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 452,520
Investment, Identifier [Axis]: Yale University Synthetic GIC Asset Fixed Income Investments 1.482% $500,000 par due 04/15/2030
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Yale University [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	1.482%
EBP, Investment, maturity date	Apr. 15, 2030
EBP, Investment, par or maturity value	$ 500,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 451,134
Investment, Identifier [Axis]: Yale University Synthetic GIC Asset Fixed Income Investments 4.701% $1,650,000 par due 04/15/2032
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	Yale University [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.701%
EBP, Investment, maturity date	Apr. 15, 2032
EBP, Investment, par or maturity value	$ 1,650,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,699,122
Investment, Identifier [Axis]: eBay Inc Synthetic GIC Asset Fixed Income Investments 4.250% $740,000 par due 03/06/2029
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Investment, issuer name [Extensible Enumeration]	eBay Inc [Member]
EBP, Investment, current value, type [Extensible Enumeration]	Synthetic GIC Asset Fixed Income Investments
EBP, Investment, interest rate	4.25%
EBP, Investment, maturity date	Mar. 06, 2029
EBP, Investment, par or maturity value	$ 740,000
EBP, Asset held for investment, investment, excluding plan interest in master trust, participation status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset held for investment, investment, excluding plan interest in master trust, current value	$ 742,595
Minimum [Member]
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Participant loans, interest rate	3.25%	3.25%
Maximum [Member]
EBP, Schedule of Assets (Held at End of Year) [Line Items]
EBP, Participant loans, interest rate	11.50%	11.50%
EBP, Participant loans, maturity date	Dec. 30, 2045	Dec. 31, 2044